UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-4386
Van Kampen Tax Free Trust

(Exact name of registrant as specified in charter)
522 Fifth Avenue, New York, New York 10036
(Address of principal executive offices)     (Zip code)
Edward C. Wood III
522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-762-4000
Date of fiscal year end: 9/30
Date of reporting period: 6/30/09

Item 1. Schedule of Investments.
The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
Van Kampen California Insured Tax Free Fund
Portfolio of Investments ▪ June 30, 2009 (Unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Municipal Bonds 101.5%
	California 100.9%
$1,925	Alhambra, CA City Elem Sch Dist Cap Apprec, Ser A (FSA Insd)	*	09/01/20	$1,057,787
2,365	Apple Valley, CA Pub Fin Auth Lease Rev Town Hall Annex Proj, Ser A (AMBAC Insd)	5.000%	09/01/27	2,298,827
1,500	Arcadia, CA Uni Sch Dist Election 2006, Ser A (FSA Insd)	5.000	08/01/37	1,440,915
1,430	Bay Area Govt Assn CA Lease Rev Cap Proj, Ser A (AMBAC Insd)	5.250	07/01/17	1,556,698
2,735	Bay Area Govt Assn CA Lease Rev West Sacramento, Ser A (Syncora Gtd)	5.000	09/01/29	2,604,595
1,250	Bay Area Toll Auth CA Toll Brdg Rev San Francisco Bay Area, Ser F1 (b)	5.000	04/01/39	1,199,500
1,000	Bonita, CA Uni Sch Dist Election 2004, Ser A (NATL Insd)	5.000	08/01/28	979,480
1,070	Bonita, CA Uni Sch Dist Election 2004, Ser A (NATL Insd)	5.250	08/01/24	1,090,009
1,850	Brea & Olinda, CA Uni Sch Dist Ctf Partn Rfdg, Ser A (FSA Insd)	5.500	08/01/18	1,942,111
1,745	Byron Bethany JT Pwrs Auth CA Lease Rev Admin Bldg Proj, Ser A (CIFG Insd)	4.625	10/01/32	1,446,099
2,165	California Ed Fac Auth Rev Univ Pacific (NATL Insd)	5.875	11/01/20	2,186,000

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$500	California Hlth Fac Fin Auth Rev Adventist Hlth Sys West, Ser A	5.750%	09/01/39	$481,945
500	California Hlth Fac Fin Auth Rev Catholic Hlthcare West, Ser A	6.000	07/01/39	500,745
1,000	California Hlth Fac Fin Auth Rev Providence Hlth & Svc, Ser C	6.500	10/01/38	1,070,160
6,000	California Hlth Fac Fin Auth Rev Sutter Hlth, Ser A (b)	5.000	11/15/42	5,239,620
1,050	California Spl Dist Assn Fin Corp Ctf Partn Spl Dist Fin Pgm, Ser DD (FSA Insd)	5.625	01/01/27	1,044,792
945	California St (FGIC Insd)	6.250	09/01/12	1,002,239
1,000	California St Univ Rev Systemwide, Ser A (AGL Insd)	5.250	11/01/38	1,001,450
1,000	California Statewide Cmnty Dev Auth Rev CA Statewide Inland Regl Ctr Proj	5.375	12/01/37	729,230
500	California Statewide Cmnty Dev Auth Rev FHA Insd Mtg Methodist Hosp Proj (FHA Gtd)	6.750	02/01/38	518,840
1,900	California Statewide Cmnty Dev Auth Wtr Rev, Ser A (FSA Insd)	5.000	10/01/26	1,915,010
2,000	Castaic Lake Wtr Agy CA Ctf Partn Wtr Sys Impt Proj Rfdg, Ser A (NATL Insd)	7.000	08/01/12	2,280,040
3,000	Castaic Lake Wtr Agy CA Rev Ctf Partn, Ser A (NATL Insd)	5.250	08/01/23	3,038,160

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$100	Cerritos, CA Cmnty College Dist Election 2004, Ser A (NATL Insd)	5.000%	08/01/26	$100,709
125	Cerritos, CA Cmnty College Dist Election 2004, Ser A (NATL Insd)	5.000	08/01/28	124,842
1,160	Coachella, CA Fin Auth Tax Alloc Rev Redev Proj 1 & 2 Rfdg, Ser A (Syncora Gtd)	5.250	12/01/30	1,003,145
3,400	Contra Costa, CA Cmnty College Dist Election 2002 (NATL Insd)	5.000	08/01/29	3,361,648
500	Corona, CA Redev Agy Tax Alloc Temescal Canyon Proj Area, Ser A (AGL Insd)	4.375	11/01/26	418,130
2,500	Desert, CA Cmnty College Dist, Ser C (FSA Insd)	5.000	08/01/37	2,380,425
2,400	Dinuba, CA Redev Agy Tax Alloc Merged City Redev Proj No 2 Rfdg (AMBAC Insd)	5.000	09/01/34	1,916,592
1,000	El Dorado, CA Irr Dist Ctf Partn, Ser A (AGL Insd)	5.750	08/01/39	1,008,610
1,000	El Monte, CA Un High Sch Dist Election of 2008, Ser A (AGL Insd)	5.500	06/01/34	1,001,460
1,200	Fairfield, CA Cmnty Fac Dist Spl Tax No 3 North Cordelia Gen Impt	6.000	09/01/32	1,121,736
2,330	Fairfield, CA Ctf Partn Fairfield Wtr, Ser A (NATL Insd)	5.000	04/01/42	2,046,439
1,480	Fontana, CA Redev Agy Tax Alloc Dwntwn Redev Proj Rfdg (NATL Insd)	5.000	09/01/21	1,378,398

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$1,735	Fortuna, CA Pub Fin Auth Rev Escrow (AGL Insd)	5.000%	11/01/38	$1,455,040
650	Fresno, CA Jt Pwrs Fin Auth Lease Rev, Ser A (FSA Insd)	5.000	06/01/17	686,582
590	Fresno, CA Uni Sch Dist Rfdg, Ser C (NATL Insd)	5.900	08/01/17	627,312
630	Fresno, CA Uni Sch Dist Rfdg, Ser C (NATL Insd)	5.900	08/01/18	666,956
675	Fresno, CA Uni Sch Dist Rfdg, Ser C (NATL Insd)	5.900	08/01/19	713,860
720	Fresno, CA Uni Sch Dist Rfdg, Ser C (NATL Insd)	5.900	08/01/20	755,028
1,000	Gilroy, CA Uni Sch Dist Ctf Partn Sch Fac Proj (AGL Insd)	5.000	04/01/39	910,130
2,000	Glendale, CA Redev Agy Tax Alloc Rev Ctr Glendale Redev Proj (NATL Insd)	5.250	12/01/20	1,871,840
2,425	Glendora, CA Pub Fin Auth Rev Tax Alloc Proj No 1, Ser A (NATL Insd)	5.000	09/01/24	2,183,252
700	Golden St Tob Sec Corp CA Tob Settlement Rev Asset Bkd Sr, Ser A-1	4.500	06/01/27	581,595
3,745	Golden St Tob Sec Corp CA Tob Settlement Rev Asset Bkd Sr, Ser A-1	5.750	06/01/47	2,261,643
2,000	Golden Vly Uni Sch Dist CA Election 2006, Ser A (FSA Insd)	5.000	08/01/41	1,884,360
2,230	Hanford, CA Jt Un High Sch Dist Election 1998, Ser C (NATL Insd)	5.700	08/01/28	2,373,277

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$2,275	Hawaiian Gardens, CA Redev Agy Proj No 1 Tax Alloc, Ser A (AMBAC Insd)	5.000%	12/01/25	$2,032,803
2,900	Hesperia, CA Pub Fin Auth Rev Redev & Hsg Proj, Ser A (Syncora Gtd)	5.000	09/01/31	2,177,552
2,000	Imperial Irr Dist CA Ctf Partn Elec Sys Proj (FSA Insd)	5.250	11/01/23	2,055,600
1,950	Imperial Irr Dist CA Ctf Partn Wtr Sys Proj (AMBAC Insd)	5.000	07/01/19	1,981,804
2,000	Indio, CA Redev Agy Tax Alloc Sub Merged Redev Proj Area, Ser A	5.625	08/15/35	1,751,820
2,000	Inglewood, CA Redev Agy Tax Alloc Merged Redev Proj Rfdg, Ser A (AMBAC Insd)	5.250	05/01/23	1,971,440
1,715	Irvine, CA Pub Fac & Infrastructure Auth Assmt Rev, Ser B (AMBAC Insd)	5.000	09/02/23	1,470,818
1,000	Kern Cnty, CA Ctfs Partn Cap Impt Proj, Ser A (AGL Insd)	5.750	08/01/35	1,021,370
1,000	La Canada, CA Uni Sch Dist Election 2004, Ser A (NATL Insd)	5.500	08/01/28	1,025,770
2,000	La Quinta, CA Fin Auth Loc Agy Rev, Ser A (AMBAC Insd)	5.250	09/01/24	1,907,300
2,000	La Quinta, CA Redev Agy Tax Alloc Redev Proj Area No 1 (AMBAC Insd)	5.000	09/01/22	1,833,180
1,000	Lodi, CA Wastewater Sys Rev Ctf Partn, Ser A (FSA Insd)	5.000	10/01/37	931,340

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$1,545	Long Beach, CA Bd Fin Auth Lease Rev Pub Safety Fac Proj (AMBAC Insd)	5.250%	11/01/20	$1,564,282
1,975	Los Angeles, CA Ctf Partn Real Ppty Pgm, Ser T (NATL Insd)	5.000	02/01/19	2,007,509
2,000	Los Angeles, CA Dept Wtr & Pwr Wtrwks Rev, Ser C (NATL Insd)	5.000	07/01/26	2,024,700
2,000	Los Angeles, CA Dept Wtr & Pwr Wtrwks Rev Sys Sub, Ser A-2 (AMBAC Insd)	5.000	07/01/44	1,883,160
1,090	Los Angeles, CA Mtg Rev FHA Sec 8 Asstd Proj Rfdg, Ser A (NATL Insd)	6.100	07/01/25	1,090,752
1,000	Los Angeles, CA Uni Sch Dist, Ser D	5.000	01/01/34	959,110
1,000	Los Angeles, CA Uni Sch Dist Election 2004, Ser H (FSA Insd)	5.000	07/01/32	969,430
1,000	Los Angeles Cnty, CA Ctf Partn Disney Pkg Proj Rfdg (AMBAC Insd)	4.750	03/01/23	903,330
1,000	Los Angeles Cnty, CA Metro Trans Auth Sales Tax Rev Prop A First Tier Sr Rfdg, Ser C (AMBAC Insd)	5.000	07/01/23	1,005,140
1,265	Los Angeles Cnty, CA Sch Regionalized Business Svcs Ctf Cap Apprec Pooled Fin, Ser A (AMBAC Insd)	*	08/01/24	480,118
1,000	Lynwood, CA Uni Sch Dist 2002 Election, Ser A (FSA Insd)	5.000	08/01/27	963,070

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$1,520	Metropolitan Wtr Dist Southn CA Wtrwks Rev, Ser A (FSA Insd)	5.000%	07/01/35	$1,526,247
1,105	Monrovia, CA Fin Auth Lease Rev Hillside Wilderness Preserve (AMBAC Insd)	5.000	12/01/20	1,115,188
2,000	Montclair, CA Redev Agy Tax Allocation Redev Proj No V Rfdg (NATL Insd)	5.000	10/01/20	1,881,060
1,000	Morongo Band Of Mission Indians CA Enterprise Rev Indians Enterprise Casino, Ser B (c)	6.500	03/01/28	813,730
1,570	Mountain View, CA Shoreline Regl Pk Cmnty Tax Alloc, Ser A (NATL Insd)	5.250	08/01/16	1,647,370
1,000	Norco, CA Fin Auth Enterprise Rev Rfdg (FSA Insd)	5.625	10/01/34	1,006,100
1,300	Oceanside, CA Ctf Partn Rfdg, Ser A (AMBAC Insd)	5.200	04/01/23	1,213,576
1,145	Pacifica, CA Wastewtr Rev Rfdg (AMBAC Insd)	5.000	10/01/25	1,115,093
1,200	Palm Desert, CA Fin Auth Tax Alloc Rev Proj Area No 4 Rfdg, Ser A (NATL Insd)	5.000	10/01/29	1,021,548
1,340	Palm Springs, CA Fin Auth Lease Rev Convention Ctr Proj Rfdg, Ser A (NATL Insd)	5.250	11/01/19	1,380,696
1,045	Panama-Buena Vista Uni Sch Dist CA Ctf Partn Sch Constr Proj (NATL Insd)	5.000	09/01/30	976,323
2,000	Paramount, CA Uni Sch Dist Election 2006 (FSA Insd)	5.250	08/01/30	2,018,260

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$1,000	Pittsburg, CA Uni Sch Dist Election 2006, Ser B (FSA Insd)	5.500%	08/01/31	$1,019,280
2,020	Pomona, CA Pub Fin Auth Rev Merged Redev Proj, Ser AD (NATL Insd)	5.000	02/01/15	2,100,921
1,110	Pomona, CA Pub Fin Auth Rev Merged Redev Proj, Ser AD (NATL Insd)	5.000	02/01/16	1,154,467
1,000	Pomona, CA Pub Fin Auth Rev Sub Merged Redev Proj	5.125	02/01/33	726,480
1,430	Pomona, CA Pub Fin Auth Rev Swr Proj, Ser BA (AMBAC Insd)	4.500	12/01/46	1,124,352
1,360	Port Hueneme, CA Ctf Partn Cap Impt Pgm Rfdg (NATL Insd)	6.000	04/01/19	1,440,675
1,055	Poway, CA Redev Agy Tax Alloc Paguay Redev Proj (AMBAC Insd)	5.375	06/15/20	1,020,470
2,000	Poway, CA Un Sch Dist Election 2008-Impt Dist 07-1, Ser A	*	08/01/26	680,520
1,000	Rancho Cucamonga, CA Redev Agy Tax Alloc Rancho Redev Hsg Set Aside, Ser A (NATL Insd)	5.000	09/01/34	802,700
3,000	Rancho Cucamonga, CA Redev Agy Tax Alloc Rancho Redev Proj (NATL Insd)	5.375	09/01/25	2,798,550
1,000	Rancho Mirage, CA Jt Pwr Fin Auth Ctf Partn Eisenhower Med Rmkt, Ser B (NATL Insd)	4.875	07/01/22	912,930

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$775	Redding, CA Elec Sys Rev Ctf Partn Reg Ribs (NATL Insd) (f)(g)	11.210%	07/01/22	$1,012,902
1,400	Redding, CA Redev Agy Tax Alloc Canby Hilltop Cypress Redev, Ser A (NATL Insd)	5.000	09/01/23	1,266,650
1,800	Riverside, CA Elec Rev Issue, Ser D (FSA Insd) (b)(e)	5.000	10/01/38	1,738,206
6,375	Rohnert Pk, CA Cmnty Dev Commn Tax Alloc Rev Hsg Redev Proj, Ser H (NATL Insd)	4.375	08/01/30	4,751,543
70	Sacramento, CA City Fin Auth Rev Cap Impt (AMBAC Insd)	5.000	12/01/33	68,167
1,000	Sacramento Cnty, CA Arpt Sys Rev Sr, Ser A (FSA Insd)	5.000	07/01/32	952,730
1,015	Sacramento Cnty, CA Arpt Sys Rev Sr, Ser A (FSA Insd)	5.000	07/01/41	934,693
2,000	Sacramento Cnty, CA Pub Fin Auth Tax Alloc Rev Mather/McClellan Merged Proj, Ser A (AGL Insd)	5.000	12/01/38	1,677,020
2,000	Sacramento Cnty, CA San Dist Fin Auth Rev Sacramento Regl Cnty San (NATL Insd)	5.000	12/01/29	1,984,740
1,500	San Diego, CA Cmnty College Election 2002 (b)	5.250	08/01/33	1,522,230
2,535	San Diego, CA Pub Fac Fin Auth Rev Pooled Fin Southcrest, Ser B (Radian Insd)	5.250	10/01/27	2,235,895
2,000	San Francisco, CA City & Cnty Second, Ser Issue 26B (NATL Insd)	5.000	05/01/22	1,979,340

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$3,110	San Jose Evergreen CA Cmnty College Dist Election 2004, Ser B (FSA Insd)	*	09/01/31	$769,507
1,000	San Leandro, CA Ctf Partn Jt Proj Area Fin (NATL Insd)	5.100%	12/01/26	1,009,630
590	Sanger, CA Uni Sch Dist Ctf Cap Impt Prog (FSA Insd)	5.000	03/01/25	551,473
775	Santa Fe Springs, CA Cmnty Dev Commn Tax Alloc (NATL Insd)	5.375	09/01/20	727,686
800	Santa Fe Springs, CA Cmnty Dev Commn Tax Alloc (NATL Insd)	5.375	09/01/21	743,272
2,450	Santa Monica, CA Cmnty College Dist Ctf Partn Rfdg, Ser A (AMBAC Insd)	5.250	02/01/23	2,369,738
1,460	Shafter, CA Cmnty Dev Agy Tax Alloc Rev Cmnty Dev Proj Area No 1 Rfdg, Ser A (FSA Insd) (h)	5.000	11/01/36	1,233,919
1,000	South Gate, CA Pub Fin Auth Tax Alloc Rev South Gate Redev Proj No 1 (Syncora Gtd)	5.750	09/01/22	981,200
2,365	Southern CA Logistics Arpt Auth Southn CA Logistics Arpt	5.375	12/01/22	2,065,615
1,250	Southern CA Logistics Arpt Auth Southn CA Logistics Arpt	6.100	12/01/37	1,110,550
2,150	Temecula, CA Redev Agy Tax Alloc Rev Temecula Redev Proj No 1 (NATL Insd)	5.125	08/01/27	1,904,922
3,000	Tobacco Sec Auth Southn CA Tob Settlement Sr, Ser A-1	5.125	06/01/46	1,627,650

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$2,500	Turlock, CA Pub Fin Auth Tax Alloc Rev (FSA Insd)	5.000%	09/01/36	$2,113,775
3,555	University CA Regt Med Ctr Pooled Rev, Ser A (BHAC Insd)	4.500	05/15/47	3,036,503
705	University CA Rev, Ser O (b)	5.750	05/15/23	791,884
1,050	University CA Rev, Ser O (b)	5.750	05/15/25	1,162,492
1,340	Vallejo City, CA Uni Sch Dist Rfdg, Ser A (NATL Insd)	5.900	02/01/20	1,369,775
3,170	Washington, CA Uni Sch Dist Yolo Cnty Ctf Partn New High Sch Proj (AMBAC Insd)	5.125	08/01/37	2,582,599
655	Woodland, CA Fin Auth Wastewater Rev Second Sr Lien (NATL Insd)	5.000	03/01/30	620,999

				179,862,500

	Puerto Rico 0.6%
1,000	Puerto Rico Sales Tax Fin Corp Sales Tax Rev First Sub, Ser A (d)	5.000	08/01/39	1,012,190

Total Long-Term Investments 101.5% (Cost $192,085,588)				180,874,690
Total Short Term Investments 0.6% (Cost $1,000,000)				1,000,000

Total Investments 102.1% (Cost $193,085,588)				181,874,690

Liability for Floating Rate Note Obligations Related to Securities Held (4.0%) (Cost ($7,155,000))
(7,155) Notes with interest rates ranging from 0.23% to 2.83% at June 30, 2009 and a contractual maturities of collateral ranging from 2023 to 2042 (a)				(7,155,000)

Total Net Investments 98.1% (Cost $185,930,588)				174,719,690

Other Assets in Excess of Liabilities 1.9%				3,476,854

Description	Value

Net Assets 100.0%	$178,196,544

Percentages are calculated as a percentage of net assets.
* Zero coupon bond
(a) Floating rate notes. The interest rates shown reflect the rates in effect at June 30, 2009.
(b) Underlying security related to Inverse Floaters entered into by the Fund.
(c) 144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(d) Variable Rate Coupon
(e) Security purchased on a when-issued, delayed delivery or forward commitment basis.
(f) Inverse Floating Rate
(g) Escrowed to Maturity
(h) Security has been deemed illiquid.
AGL — Assured Guaranty Ltd.
AMBAC — AMBAC Indemnity Corp.
BHAC — Berkshire Hathaway Assurance Corp.
CIFG — CDC IXIS Financial Guaranty
FGIC — Financial Guaranty Insurance Co.
FHA — Federal Housing Administration
FSA — Financial Security Assurance Inc.
NATL — National Public Finance Guarantee Corp.
Radian — Radian Asset Assurance
Syncora Gtd — Syncora Guaranteed Limited
Security Valuation Municipal bonds are valued by independent pricing services or dealers using the mean of the last reported bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Fair Value Measurements The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157), effective October 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
Level 1 —	quoted prices in active markets for identical investments

Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
     The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund’s investments carried at value.

			Level 3
	Level 1	Level 2	Significant
	Quoted	Other Significant	Unobservable
Investment Type	Prices	Observable Inputs	Inputs	Total

Assets:
Municipal Bonds
Issued by States of the United States and Political Subdivisions of the United Sates	$—	$180,874,690	$—	$180,874,690

Short-Term Investments	—	1,000,000	—	1,000,000

Total Assets	$—	$181,874,690	$—	$181,874,690

Van Kampen Insured Tax Free Income Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Municipal Bonds 103.5%
	Alabama 0.5%
$1,095	Birmingham, AL Wtrwks & Swr Brd Rev, Ser A (NATL Insd)	5.000%	01/01/21	$1,117,535
3,670	Houston Cnty, AL Hlthcare Auth, Ser A (AMBAC Insd)	5.250	10/01/30	2,992,518

				4,110,053

	Alaska 2.1%
6,525	Alaska St Intl Arpt Rev Rfdg, Ser B (NATL Insd)	5.000	10/01/24	6,555,994
9,570	Alaska St Intl Arpt Rev Rfdg, Ser D (NATL Insd)	5.000	10/01/24	9,615,457
1,215	Anchorage, AK Wtr Rev Rfdg (AMBAC Insd)	6.000	09/01/19	1,235,291
210	Anchorage, AK Wtr Rev Rfdg (AMBAC Insd) (Prerefunded @ 9/01/09)	6.000	09/01/19	214,118

				17,620,860

	Arizona 2.4%
5,000	Arizona Hlth Fac Auth Rev Banner Hlth, Ser D (BHAC Insd)	5.500	01/01/38	5,129,650
885	Arizona St Univ Ctf Partn Resh Infrastructure Proj (AMBAC Insd)	5.250	09/01/24	900,549
2,800	Goodyear, AZ McDowell Rd Coml Corridor Impt Dist (AMBAC Insd)	5.250	01/01/32	2,498,216
4,500	Maricopa Cnty, AZ Pollutn Ctl Corp Pollutn Ctl Rev El Paso Elec Co Rfdg, Ser A (FGIC Insd)	4.800	08/01/40	3,832,290

Van Kampen Insured Tax Free Income Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Arizona (continued)
$1,900	Pima Cnty, AZ Indl Dev Auth AZ Charter Sch Proj, Ser O	5.000%	07/01/26	$1,195,442
1,750	Pima Cnty, AZ Indl Dev Auth AZ Charter Sch Proj, Ser O	5.250	07/01/31	1,065,943
180	Pima Cnty, AZ Indl Dev Auth Indl Rev Lease Oblig Irvington Proj Tucson Elec Pwr Co Rfdg, Ser A (FSA Insd)	7.250	07/15/10	180,950
3,000	Salt Riv Proj AZ Agric Impt & Pwr Dist Elec Sys Rev, Ser A (a)	5.000	01/01/25	3,176,820
2,000	Salt Riv Proj AZ Agric Impt & Pwr Dist Elec Sys Rev, Ser A (a)	5.000	01/01/28	2,082,920

				20,062,780

	Arkansas 0.5%
4,290	Little Rock, AR Sch Dist Rfdg, Ser B (FSA Insd)	5.500	02/01/25	4,318,057

	California 18.8%
3,780	Bay Area Govt Assn CA Rev Tax Alloc CA Redev Pool, Ser A (Syncora Gtd)	5.250	09/01/35	3,155,998
2,205	Bell, CA Cmnty Hsg Auth Lease Rev Rfdg (AMBAC Insd)	5.000	10/01/30	1,951,579
3,000	California Hlth Fac Fin Auth Rev Catholic Hlthcare West, Ser A	6.000	07/01/39	3,004,470
2,000	California Hsg Fin Agy Rev Home Mtg, Ser E (FGIC Insd) (AMT)	5.000	02/01/24	1,766,400
10,935	California Hsg Fin Agy Rev Home Mtg, Ser G (AMT) (a)	5.050	02/01/29	9,011,151
3,500	California Hsg Fin Agy Rev Home Mtg, Ser K (AMT)	5.300	08/01/23	3,176,110

Van Kampen Insured Tax Free Income Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$4,000	California Hsg Fin Agy Rev Home Mtg, Ser K (AMT)	5.450%	08/01/28	$3,481,120
9,585	California St Dept Vet Affairs Home Pur Rev, Ser A (AMT) (a)	4.950	12/01/37	7,857,064
4,250	California St Dept Vet Affairs Home Pur Rev, Ser B (AMT)	5.150	12/01/27	3,832,820
2,320	California Stwide Cmnty Dev Auth Rev Mtg Ridgecrest Rgl, Ser A (NATL Insd)	5.000	02/01/37	1,891,380
2,980	California Stwide Cmnty Dev Auth Wtr & Wastewtr Rev Pooled Fin Pgm, Ser C (FSA Insd)	5.000	10/01/29	2,914,053
4,000	California Stwide Cmnty Dev Auth Wtr & Wastewtr Rev Pooled Fin Pgm, Ser C (FSA Insd)	5.250	10/01/34	3,966,480
1,095	California Stwide Cmnty Dev Auth Wtr & Wastewtr Rev Pooled Fin, Ser 2004A (FSA Insd)	5.000	10/01/29	1,070,768
3,920	California Stwide Cmnty Dev Auth Wtr & Wastewtr Rev Pooled Fin, Ser 2004A (FSA Insd)	5.250	10/01/24	3,982,563
4,615	California Stwide Cmnty Dev Auth Wtr & Wastewtr Rev, Ser D (FSA Insd)	5.000	10/01/26	4,649,151
7,430	Capistrano, CA Uni Sch Dist (NATL Insd)	5.000	09/01/25	6,645,912

Van Kampen Insured Tax Free Income Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$2,000	Desert Hot Springs, CA Redev Agy Tax Alloc Merged Redev Proj, Ser A-2	5.250%	09/01/28	$1,763,940
425	Earlimart, CA Elem Sch Dist, Ser 1 (AMBAC Insd)	6.700	08/01/21	515,006
855	Golden St Tob Sec Corp CA Tob Settlement Rev, Ser A-1	4.500	06/01/27	710,377
4,575	Golden St Tob Sec Corp CA Tob Settlement Rev, Ser A-1	5.750	06/01/47	2,762,888
265	Golden West Sch Fin Auth CA Rev Rfdg, Ser A (NATL Insd)	5.750	08/01/19	289,004
7,000	Hawthorne, CA Cmnty Redev Agy Tax Alloc Proj Area No 2 (Syncora Gtd)	5.250	09/01/36	5,767,230
3,360	Loma Linda, CA Redev Agy Tax Alloc, Ser A (Syncora Gtd)	5.250	07/01/30	2,924,006
2,610	Los Angeles, CA Uni Sch Dist Election 2004, Ser H (FSA Insd)	5.000	07/01/32	2,530,212
10,000	Merced, CA Irr Dist Rev Ctf Partn Elec Sys Proj (Syncora Gtd)	5.250	09/01/36	8,293,100
2,000	Metropolitan Wtr Dist Southn CA Wtrwks Rev, Ser A (FSA Insd)	5.000	07/01/35	2,008,220
1,000	Paramount, CA Uni Sch Dist Election 2006 (FSA Insd)	5.250	08/01/30	1,009,130
2,420	Pittsburg, CA Uni Sch Dist Election 2006, Ser B (FSA Insd)	5.500	08/01/31	2,466,658

Van Kampen Insured Tax Free Income Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$4,000	Port Oakland, CA Rfdg Inter Lien, Ser A (NATL Insd) (AMT)	5.000%	11/01/29	$3,355,680
10,000	Poway, CA Uni Sch Dist Spl Tax Cmnty Fac Dist No 6-4S Ranch (AMBAC Insd)	5.000	09/01/35	7,986,600
6,335	Riverside, CA Elec Rev Issue D (FSA Insd) (a)	5.000	10/01/38	6,117,519
7,500	San Diego, CA Cmnty College Election 2002 (a)	5.250	08/01/33	7,611,150
2,390	San Francisco, CA City & Cnty Arpts Commn Intl Arpt, Ser 23-A (FSA Insd) (AMT)	5.000	05/01/30	2,157,644
5,140	San Marcos, CA Pub Fac Auth Rev Tax Increment Pass-Thru Rfdg, Ser A (AMBAC Insd)	5.000	10/01/31	4,249,546
2,785	Santa Monica, CA Cmnty College Rfdg, Ser A (AMBAC Insd)	5.000	02/01/27	2,552,759
5,380	South Orange Cnty, CA Pub Fin Auth Spl Tax Rev Ladera Ranch, Ser A (AMBAC Insd)	5.000	08/15/27	4,693,243
2,000	South Tahoe, CA Jt Pwr Fin Redev Proj Area No 1 Rfdg, Ser A (AMBAC Insd)	5.000	10/01/35	1,596,820
9,000	Tobacco Sec Auth Southn CA Tob Settlement, Ser A-1	5.125	06/01/46	4,882,950
4,010	University CA Regt, Ser A (BHAC Insd)	4.500	05/15/47	3,425,142
3,275	University CA Rev, Ser O (a)	5.750	05/15/23	3,678,611
4,815	University CA Rev, Ser O (a)	5.750	05/15/25	5,330,855
700	Vallejo City, CA Uni Sch Rfdg, Ser A (NATL Insd)	5.900	08/01/25	686,434

Van Kampen Insured Tax Free Income Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$3,000	Vernon, CA Elec Sys Rev, Ser A	5.125%	08/01/21	$2,930,700
4,440	Washington, CA Uni Sch Dist Yolo Cnty Partn New High Sch Proj (AMBAC Insd)	5.000	08/01/30	3,775,865

				158,428,308

	Colorado 2.9%
2,965	Arkansas River Pwr Auth CO Pwr Rev Impt (Syncora Gtd)	5.000	10/01/43	2,201,394
3,745	Colorado Ed & Cultural Fac Auth Rev Charter Sch Aurora Academy Sch Proj Rfdg, Ser A (Syncora Gtd)	5.250	02/15/34	3,251,858
2,500	Colorado Ed & Cultural Fac Auth Rev Charter Sch Bromley Sch Proj Rfdg (Syncora Gtd)	5.250	09/15/32	2,226,425
1,000	Colorado Ed & Cultural Fac Auth Rev Charter Sch Woodrow Wilson Sch Proj Rfdg, Ser A (Syncora Gtd)	5.250	12/01/34	873,420
1,070	Colorado Ed & Cultural Fac Auth Rev Rfdg Charter Sch Challenge Proj Rfdg (CIFG Insd)	5.000	06/01/37	994,062
1,000	Colorado Hlth Fac Auth Rev Hosp Vly View Assn Proj	5.125	05/15/37	781,500
1,600	Colorado Hlth Fac Auth Rev Poudre Vly CO Hlth Fac Auth Hosp, Ser A (FSA Insd)	5.200	03/01/31	1,565,296
3,375	Colorado Springs, CO Hosp Rev Conv (FSA Insd)	5.250	12/15/20	3,516,143
3,530	Colorado Springs, CO Hosp Rev Conv (FSA Insd)	5.250	12/15/21	3,658,245

Van Kampen Insured Tax Free Income Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Colorado (continued)
$2,000	Compark Business Campus Met Dist Co Rfdg & Impt, Ser A (Radian Insd)	5.600%	12/01/34	$1,649,060
5,680	Denver, CO Convention Ctr Hotel Auth Rev Rfdg (Syncora Gtd)	5.000	12/01/35	3,894,208

				24,611,611

	District of Columbia 1.1%
6,430	District Columbia Income Tax Rev, Ser A (a)	5.000	12/01/23	6,855,859
2,570	District Columbia Income Tax Rev, Ser B (a)	5.000	12/01/24	2,722,401

				9,578,260

	Florida 9.2%
120	Escambia Cnty, FL Hlth Fac Auth Rev (AMBAC Insd)	5.950	07/01/20	122,999
2,365	Florida Hsg Fin Corp Rev Homeowner Mtg, Ser 1 (GNMA Collateralized) (AMT)	5.800	07/01/28	2,423,794
1,420	Florida Hsg Fin Corp Rev Homeowner Mtg, Ser 1 (GNMA Collateralized) (AMT)	6.000	07/01/39	1,454,392
1,000	Florida Intergovnmtl Fin, Ser C1 (AMBAC Insd)	5.125	02/01/31	967,620
575	Florida Muni Ln Council Rev, Ser B (NATL Insd)	5.750	11/01/14	595,223
1,185	Florida St Brd Ed Cap Outlay Pub Ed, Ser C (NATL Insd)	5.000	06/01/23	1,202,716
2,750	Florida St Brd Ed Lottery Rev, Ser B (NATL Insd)	5.250	07/01/13	2,755,225
750	Florida St Brd of Regt Hsg Rev (NATL Insd)	5.750	07/01/14	783,420

Van Kampen Insured Tax Free Income Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$1,340	Gulf Breeze, FL Rev Loc Govt (FGIC Insd)	5.150%	12/01/20	$1,259,453
500	Gulf Breeze, FL Rev Loc Govt (FGIC Insd) (b)	5.650	12/01/20	503,935
2,500	Hillsborough Cnty, FL Aviation Auth Rev, Ser A (AGL Insd) (AMT)	5.375	10/01/33	2,292,475
800	Hillsborough Cnty, FL Indl Dev Auth Pollutn Ctl Rev Hillsborough Cnty Rfdg (AMBAC Insd) (b)	5.000	12/01/34	813,648
1,000	Indian River Cnty, FL Hosp Rev Rfdg (FSA Insd)	6.100	10/01/18	1,000,850
1,000	Key West, FL Util Brd Elec Rev Cap Apprec, Ser D (AMBAC Insd) (c)	*	10/01/13	882,720
16,100	Miami-Dade Cnty, FL Aviation Rev Miami Intl Arpt (AGL Insd) (AMT)	5.000	10/01/38	13,657,308
4,000	Miami-Dade Cnty, FL Ed Fac Auth Rev Univ Miami, Ser A (BHAC Insd)	5.500	04/01/38	4,076,360
5,000	Miami-Dade Cnty, FL Sch Brd Ctf Partn, Ser B (AGL Insd)	5.250	05/01/26	5,048,900
4,000	Orange Cnty, FL Hlth Fac Auth Rev Hosp Adventist Hlth Sys (FSA Insd)	6.000	11/15/22	4,016,480
1,000	Orlando, FL Cmnty Redev Agy Tax Rep Drive Unvl Blvd Rfdg (AMBAC Insd)	5.125	04/01/20	1,000,810
2,200	Palm Beach Cnty, FL Hlth Fac Auth Rev Waterford Proj	5.250	11/15/17	2,192,212

Van Kampen Insured Tax Free Income Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$750	Polk Cnty, FL Sch Brd Ctf Partn Master Lease, Ser A (FSA Insd)	5.500%	01/01/16	$795,030
870	Port Saint Lucie, FL Spl Assmt Rev Util Svc Area No 3 & 4A (NATL Insd)	5.000	10/01/18	838,828
1,500	Port Saint Lucie, FL Util Rev Rfdg Sys (AGL Insd)	5.000	09/01/35	1,465,005
3,000	Putnam Cnty, FL Dev Auth Pollutn Ctl Rev Rfdg Seminole Proj, Ser A (AMBAC Insd) (b)	5.350	03/15/42	3,003,330
5,000	Saint Johns Cnty, FL Indl Dev Auth First Mtg Rev Presbyterian Retirement, Ser A	5.625	08/01/34	3,803,250
535	Saint Johns Cnty, FL Indl Dev Auth Professional Golf Proj Rfdg (NATL Insd)	5.250	09/01/12	554,629
1,000	Saint Lucie Cnty, FL Sch Brd Ctf, Ser A (FSA Insd)	5.000	07/01/21	1,012,500
2,125	Santa Rosa Bay Brdg Auth FL Rev Cap Apprec (NATL Insd)	*	07/01/18	969,042
500	Seminole Tribe FL Spl Oblig Rev, Ser A (d)	5.250	10/01/27	420,800
500	Seminole Tribe FL Spl Oblig Rev, Ser A (d)	5.750	10/01/22	450,760
4,000	Sunrise, FL Util Sys Rev Rfdg (AMBAC Insd)	5.200	10/01/22	4,075,280
7,580	Tallahassee, FL Hlth Fac Rev Tallahassee Mem Regl Med Rfdg, Ser A (NATL Insd)	6.625	12/01/13	7,591,370
1,000	Village Ctr Cmnty Dev Dist FL, Ser A (NATL Insd)	5.200	11/01/25	860,320

Van Kampen Insured Tax Free Income Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$3,735	Volusia Cnty, FL Ed Fac Auth Rev Ed Fac Embry Riddle Rfdg, Ser B (AMBAC Insd)	5.250%	10/15/19	$3,771,043
1,000	Volusia Cnty, FL Ed Fac Auth Rev Ed Fac Embry Riddle Rfdg, Ser B (AMBAC Insd)	5.250	10/15/22	1,000,780

				77,662,507

	Georgia 5.4%
1,370	Atlanta, GA Tax Allocation Rfdg Atlantic Sta Proj (AGL Insd)	5.250	12/01/21	1,400,510
1,000	Atlanta, GA Tax Allocation Rfdg Atlantic Sta Proj (AGL Insd)	5.250	12/01/22	1,016,420
4,390	Bleckley-Cochran, GA Dev Auth Student Hsg Fac Rev MGC Real Estate Fndtn, Ser A (CIFG Insd)	5.000	07/01/25	4,423,935
11,355	Bleckley-Cochran, GA Dev Auth Student Hsg Fac Rev MGC Real Estate Fndtn, Ser A (CIFG Insd)	5.000	07/01/36	10,728,772
14,530	Georgia Muni Elec Auth Pwr Rev 2005, Ser Y (AMBAC Insd)	6.400	01/01/13	15,756,622
160	Georgia Muni Elec Auth Pwr Rev 2005, Ser Y (AMBAC Insd) (Prerefunded @ 1/01/11)	6.400	01/01/13	173,170
9,445	Georgia Muni Elec Auth Pwr Rev 2005, Ser Y (NATL Insd)	6.500	01/01/17	10,675,022
145	Georgia Muni Elec Auth Pwr Rev 2005, Ser Y (NATL Insd) (Prerefunded @ 1/01/14)	6.500	01/01/17	173,204
860	Georgia Muni Elec Auth Pwr Rev, Ser Y (AMBAC Insd) (c)	6.400	01/01/13	947,986

Van Kampen Insured Tax Free Income Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Georgia (continued)
$410	Georgia Muni Elec Auth Pwr Rev, Ser Y (NATL Insd)	6.500%	01/01/17	$480,176

				45,775,817

	Hawaii 0.5%
4,120	Honolulu, HI City & Cnty, Ser A (a)	5.250	04/01/29	4,301,919

	Idaho 0.7%
1,000	Idaho Hsg & Fin Assn Single Family Mtg Rev, Class I, Ser A (AMT)	5.625	07/01/28	1,028,620
1,290	Idaho Hsg & Fin Assn Single Family Mtg Rev, Class I, Ser B (AMT)	5.375	07/01/28	1,307,067
3,800	Idaho Hsg & Fin Assn Single Family Mtg Rev, Class III, Ser A (AMT)	5.700	07/01/28	3,843,890

				6,179,577

	Illinois 13.6%
3,755	Bourbonnais, IL Indl Proj Rev Olivet Nazarene Univ Proj (Radian Insd)	5.125	11/01/37	2,713,138
1,500	Chicago, IL Brd Ed Cap Apprec Sch Reform, Ser A (NATL Insd)	*	12/01/19	890,100
1,020	Chicago, IL Brd Ed Cap Apprec Sch Reform, Ser A (NATL Insd)	*	12/01/25	400,840
2,845	Chicago, IL Brd Ed Cap Apprec Sch Reform, Ser B-1 (NATL Insd)	*	12/01/19	1,688,223

Van Kampen Insured Tax Free Income Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Illinois (continued)
$5,925	Chicago, IL Midway Arpt Rev Second Lien Rfdg, Ser B (AMBAC Insd)	5.000%	01/01/21	$6,059,261
6,220	Chicago, IL Midway Arpt Rev Second Lien Rfdg, Ser B (AMBAC Insd)	5.000	01/01/22	6,333,702
6,000	Chicago, IL O’Hare Intl Arpt Rev Gen Arpt Third Lien, Ser A (AGL Insd)	5.250	01/01/24	6,095,700
3,855	Chicago, IL O’Hare Intl Arpt Rev Gen Arpt Third Lien, Ser A (AGL Insd)	5.250	01/01/26	3,895,169
1,000	Chicago, IL O’Hare Intl Arpt Rev Rfdg Gen Arpt Third Lien, Ser A (AGL Insd)	5.000	01/01/29	973,280
9,170	Chicago, IL O’Hare Intl Arpt Rev Rfdg Gen Arpt Third Lein, Ser A-2 (FSA Insd) (a)	5.750	01/01/20	9,296,775
5,000	Chicago, IL O’Hare Intl Arpt Rev Rfdg Gen Arpt Third Lien, Ser E (AGL Insd)	5.000	01/01/34	4,765,900
2,840	Chicago, IL O’Hare Intl Arpt Rev Rfdg Gen Arpt Third Lien, Ser E (AGL Insd)	5.250	01/01/21	2,887,740
3,120	Chicago, IL O’Hare Intl Arpt Rev Rfdg Gen Arpt Third Lien, Ser E (AGL Insd)	5.250	01/01/23	3,156,098
1,430	Chicago, IL O’Hare Intl Arpt Rev Rfdg Gen Arpt Third Lien, Ser E (AGL Insd)	5.250	01/01/24	1,446,545
615	Chicago, IL Pk Dist, Ser C (NATL Insd)	5.500	01/01/19	640,769

Van Kampen Insured Tax Free Income Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Illinois (continued)
$145	Chicago, IL Proj Rfdg, Ser A (AMBAC Insd)	5.625%	01/01/39	$146,612
3,230	Chicago, IL Proj Rfdg, Ser A (NATL Insd)	5.375	01/01/34	3,232,293
50	Chicago, IL Proj Rfdg, Ser A (NATL Insd) (Prerefunded @ 1/01/11)	5.500	01/01/38	53,931
4,200	Chicago, IL, Ser A (AGL Insd) (a)	5.250	01/01/24	4,408,425
4,400	Chicago, IL, Ser A (AGL Insd) (a)	5.250	01/01/25	4,608,868
345	Cook Cnty, IL Sch Dist No 100 Berwyn South Cap Apprec (FSA Insd)	8.100	12/01/16	451,667
290	Cook Cnty, IL Sch Dist No 100 Berwyn South Cap Apprec (FSA Insd)	8.200	12/01/14	367,975
2,605	Cook Cnty, IL Sch Dist No 122 Oak Lawn Cap Apprec (NATL Insd)	*	12/01/17	1,747,147
2,995	Cook Cnty, IL Sch Dist No 122 Oak Lawn Cap Apprec (NATL Insd)	*	12/01/18	1,884,214
4,210	Cook Cnty, IL Sch Dist No 122 Oak Lawn Cap Apprec (NATL Insd)	*	12/01/19	2,472,954
4,050	Cook Cnty, IL Sch Dist No 122 Oak Lawn Cap Apprec (NATL Insd)	*	12/01/20	2,227,824
3,000	Du Page Cnty, IL Cmnty High Sch (FSA Insd)	5.600	01/01/22	3,171,120
540	Grundy, Kendall & Will Cntys, IL (AMBAC Insd)	5.500	05/01/20	559,408
340	Grundy, Kendall & Will Cntys, IL (AMBAC Insd)	5.500	05/01/21	350,747

Van Kampen Insured Tax Free Income Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Illinois (continued)
$3,000	Huntley, IL Spl Svc Area No 10 Spl Tax Rfdg (AGL Insd)	5.100%	03/01/29	$2,909,220
2,000	Illinois Dev Fin Auth Rev Sch Dist Pgm Rockford Sch 205 (FSA Insd)	6.650	02/01/11	2,163,240
1,000	Illinois Fin Auth Rev IL Fin Auth Roosevelt Univ	5.400	04/01/27	899,600
12,000	Illinois Fin Auth Rev Resurrection Hlthcare, Ser A (FSA Insd)	5.500	05/15/24	11,807,760
1,500	Illinois Fin Auth Rev Sherman Hlth Sys, Ser 2007A	5.500	08/01/37	1,109,820
2,000	Illinois Med Dist (NATL Insd)	5.250	06/01/32	1,859,000
1,200	Lake Cnty, IL Cmnty Cons Sch Dist No 50 Woodland Cap Apprec, Ser B (NATL Insd)	*	12/01/14	995,892
6,790	Lake Cnty, IL Cmnty Unit Sch Dist No 60 Waukegan Cap Apprec, Ser A (FSA Insd)	*	12/01/17	4,840,252
3,000	McHenry & Kane Cnty, IL Cmnty Cons Sch Dist No 158 Cap Apprec (NATL Insd)	*	01/01/17	2,084,790
4,000	McHenry & Kane Cnty, IL Cmnty Cons Sch Dist No 158 Cap Apprec (NATL Insd)	*	01/01/18	2,604,560
1,330	McHenry Cnty, IL Cmnty High Sch Dist No 154 Cap Apprec (NATL Insd)	*	01/01/16	1,031,960
6,000	Metropolitan Pier & Expo Auth IL Dedicated St Tax Rev McCormick Pl Expn, Ser A (NATL Insd)	5.250	06/15/42	5,925,720

				115,158,239

Van Kampen Insured Tax Free Income Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Indiana 0.3%
$175	Indiana Bd Bk Spl Pgm, Ser A (AMBAC Insd) (c)	9.750%	08/01/09	$176,258
2,000	Indiana Hlth & Ed Fac Fin Auth Rev Rfdg Saint Francis, Ser E (FSA Insd)	5.250	05/15/41	1,871,060
500	Plainfield, IN Cmnty High Sch Bldg Corp First Mtg (NATL Insd)	5.000	01/15/30	486,840

				2,534,158

	Iowa 0.3%
2,375	Iowa Fin Auth Hosp Fac Rev Trinity Regl Hosp Proj (FSA Insd)	5.750	07/01/17	2,375,356

	Kansas 0.2%
2,000	Wyandotte Cnty, Kansas City, KA Univ Govt Util Sys Rev, Ser A (BHAC Insd)	5.000	09/01/29	2,049,200

	Kentucky 1.3%
4,000	Kentucky Econ Dev Fin Auth Louisville Arena Proj Rev, Ser A-1 (AGL Insd)	6.000	12/01/38	4,105,280
3,000	Kentucky St Ppty & Bldgs Commn Rev Rfdg Proj No 93 (AGL Insd)	5.250	02/01/28	3,126,030
4,000	Paducah, KY Elec Plt Brd Rev, Ser A (AGL Insd)	5.250	10/01/35	4,023,920

				11,255,230

Van Kampen Insured Tax Free Income Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Louisiana 2.4%
$2,530	Calcasieu Parish, LA Mem Hosp Svc Dist Hosp Rev Lake Charles Mem Hosp Proj, Ser A (Connie Lee Insd)	6.375%	12/01/12	$2,629,758
5,530	Calcasieu Parish, LA Mem Hosp Svc Dist Hosp Rev Lake Charles Mem Hosp Proj, Ser A (Connie Lee Insd)	6.500	12/01/18	5,879,772
7,500	Lafayette, LA Util Rev (NATL Insd)	5.250	11/01/24	7,735,050
2,500	Louisiana St Gas & Fuels Tax Rev, Ser A (AGL Insd)	5.000	05/01/28	2,544,725
1,000	New Orleans, LA Aviation Brd Rev Rfdg Restructuring Garbs, Ser A-1 (AGL Insd)	6.000	01/01/23	1,030,650

				19,819,955

	Massachusetts 1.3%
2,350	Massachusetts Muni Whsl Elec Co Nuclear Mix, Ser 1-A (NATL Insd)	5.250	07/01/13	2,455,444
175	Massachusetts Muni Whsl Elec Co Proj No. 6-A, Ser A (NATL Insd)	5.250	07/01/16	178,189
2,000	Massachusetts St Hlth & Ed Fac Auth Rev Caregroup, Ser B-2 (NATL Insd)	5.375	02/01/27	1,904,840
1,745	Massachusetts St Hsg Fin Agy Hsg, Ser C (AMT)	5.100	12/01/27	1,660,839
5,000	Massachusetts St Wtr Pollutn Abatement Tr Pool Pgm, Ser 12 (a)	4.375	08/01/31	4,840,850

				11,040,162

Van Kampen Insured Tax Free Income Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Michigan 1.0%
$75	Chippewa Valley, MI Sch Bldg & Site (FSA Insd)	5.000%	05/01/20	$78,124
5,750	Detroit, MI Swr Disp Rev Sr Lien, Ser B (FSA Insd)	7.500	07/01/33	6,630,497
3,000	Michigan Tob Settlement Fin Auth Tob Settlement Asset Sr, Ser A	6.000	06/01/48	1,817,370

				8,525,991

	Minnesota 0.8%
4,000	Minneapolis, MN Hlthcare Sys Rev Fairview Hlth Svc, Ser B (AGL Insd)	6.500	11/15/38	4,394,160
3,000	Saint Paul, MN Hsg & Redev Auth Hlthcare Fac Rev Hlth Partners Oblig Group Proj	5.250	05/15/36	2,429,280

				6,823,440

	Mississippi 0.1%
1,000	Harrison Cnty, MS Wastewtr Mgmt & Solid Wastewtr Treatment Fac Rfdg, Ser A (FGIC Insd) (c)	8.500	02/01/13	1,235,300

	Missouri 0.3%
220	Mehlville, MO Sch Dist No R-9 Ctf Partn, Ser A (FSA Insd)	5.500	03/01/16	232,320
230	Mehlville, MO Sch Dist No R-9 Ctf Partn, Ser A (FSA Insd)	5.500	03/01/17	242,880
2,915	Springfield, MO Pub Bldg Corp Leasehold Rev Springfield Branson Arpt, Ser B (AMBAC Insd) (AMT)	4.600	07/01/36	2,275,128

				2,750,328

Van Kampen Insured Tax Free Income Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Nebraska 2.8%
$3,000	Municipal Energy Agy of NE Pwr Supply Sys Rev Rfdg, Ser A (BHAC Insd)	5.375%	04/01/39	$3,118,650
15,570	Nebraska Pub Pwr Dist Rev Gen, Ser B (BHAC Insd)	5.000	01/01/37	15,590,397
3,620	Saunders Cnty, NE (FSA Insd)	5.000	11/01/35	3,506,440
2,000	Washington Cnty, NE Wastewtr & Solid Waste Disp Fac Rev Cargill Inc Proj (AMT)	4.850	04/01/35	1,610,640

				23,826,127

	Nevada 1.2%
3,045	Clark Cnty, NV Arpt Rev Sub Lien, Ser A-1 (NATL Insd) (AMT)	5.500	07/01/20	2,970,245
3,000	Clark Cnty, NV Arpt Rev Sub Lien, Ser A-1 (NATL Insd) (AMT)	5.500	07/01/21	2,911,590
3,500	Nevada St Muni Bd Bk Proj, Ser F (FSA Insd)	5.000	12/01/23	3,515,855
935	Reno, NV Cap Impt Rev (NATL Insd)	5.125	06/01/26	794,797

				10,192,487

	New Jersey 1.2%
1,000	New Jersey Econ Dev Auth Rev Sch Fac Constr, Ser Z (AGL Insd)	5.500	12/15/34	1,045,960
1,000	New Jersey St Hsg & Mtg Fin Agy Rev, Ser AA	6.375	10/01/28	1,084,190
6,430	Tobacco Settlement Fin Corp NJ, Ser A-1	4.750	06/01/34	3,731,715

Van Kampen Insured Tax Free Income Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New Jersey (continued)
$7,640	Tobacco Settlement Fin Corp NJ, Ser A-1	5.000%	06/01/41	$4,180,149

				10,042,014

	New Mexico 0.3%
2,000	New Mexico St Hosp Equip Ln Council Hosp Rev Presbyterian Hlthcare Svc, Ser A (a)	6.375	08/01/32	2,116,410

	New York 2.5%
5,000	Long Island Pwr Auth NY Elec Sys Rev Gen, Ser A (BHAC Insd)	5.500	05/01/33	5,328,050
5,470	New York City Hlth & Hosp Hlth Sys, Ser A (FSA Insd)	5.000	02/15/21	5,576,228
2,360	New York City Hsg Dev Corp, Ser B-1 (AMT)	5.125	11/01/32	2,211,886
5,000	New York City Indl Dev Agy Civic Fac Rev Polytechnic Univ Proj (ACA Insd)	5.250	11/01/27	4,210,400
1,000	New York City Indl Dev Agy Rev Queens Baseball Stadium Pilot (AGL Insd)	6.375	01/01/39	1,088,870
3,105	New York St Dorm Auth Rev Insd Brooklyn Law Sch, Ser B (Syncora Gtd)	5.375	07/01/21	3,076,589

				21,492,023

	North Carolina 0.9%
6,000	Johnston, NC Mem Hosp Auth (FSA Insd)	5.250	10/01/24	6,160,440

Van Kampen Insured Tax Free Income Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	North Carolina (continued)
$1,100	North Carolina Med Care Commn Hlthcare Fac Rev Wake Med, Ser A (AGL Insd)	5.625%	10/01/38	$1,118,117

				7,278,557

	North Dakota 1.3%
5,000	Mercer Cnty, ND Pollutn Ctl Rev Antelope Vly Station Rfdg (AMBAC Insd)	7.200	06/30/13	5,564,150
5,000	Oliver Cnty, ND Pollutn Ctl Rev Square Butte Elec Coop Rfdg, Ser A (AMBAC Insd)	5.300	01/01/27	4,883,050
675	Ward Cnty, ND Hlthcare Fac Rev Trinity Obligated Group	5.125	07/01/25	554,884

				11,002,084

	Ohio 0.9%
1,750	Lorain Cnty, OH Hosp Rev Catholic Rfdg, Ser C-1 (FSA Insd)	5.000	04/01/24	1,793,943
2,825	Montgomery Cnty, OH Rev Miami Vly Hosp, Ser A	6.000	11/15/28	2,881,867
2,845	Ohio Hsg Fin Agy Multifamily Hsg Mtg Covenant, Ser C (GNMA Collateralized) (AMT)	6.100	09/20/49	2,932,768

				7,608,578

	Oklahoma 1.9%
1,000	Chickasaw Nation, OK Hlth Sys (d)	6.250	12/01/32	839,270
2,395	Grand River Dam Auth OK Rev, Ser A (BHAC Insd)	5.000	06/01/21	2,615,364
2,395	Grand River Dam Auth OK Rev, Ser A (BHAC Insd)	5.000	06/01/22	2,598,359

Van Kampen Insured Tax Free Income Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Oklahoma (continued)
$4,075	Grand River Dam Auth OK Rev, Ser A (BHAC Insd)	5.000%	06/01/23	$4,393,258
4,320	McAlester, OK Pub Wks Auth Util Cap Apprec, Ser A (FSA Insd)	*	02/01/30	1,287,446
2,000	Oklahoma Colleges Brd Regt Stad Univ Cent OK, Ser B (AMBAC Insd)	5.500	06/01/24	2,008,440
2,000	Tulsa, OK Cmnty College Rev (AMBAC Insd)	5.500	07/01/22	2,025,400

				15,767,537

	Pennsylvania 2.5%
5,000	Allegheny Cnty, PA Hosp Dev Auth Rev Insd Hlth Sys, Ser A (NATL Insd) (Prerefunded @ 11/15/10)	6.500	11/15/30	5,488,950
4,875	Allegheny Cnty, PA Hosp Dev Auth Rev Pittsburgh Mercy Hlth Sys Inc (AMBAC Insd) (c)	5.625	08/15/26	5,024,858
250	Harrisburg, PA Auth Res Gtd Sub, Ser D-2 (FSA Insd) (b)	5.000	12/01/33	268,115
3,000	Lycoming Cnty, PA Auth College Rev PA College of Technology (AMBAC Insd)	5.350	07/01/26	2,749,080
3,000	Pennsylvania Hsg Fin Agy Single Family Mtg Rev, Ser 102-A (AMT)	5.250	10/01/23	3,021,720
4,000	Pennsylvania St Tpk Commn Tpk Rev, Ser A (AGL Insd)	5.000	06/01/24	4,178,640

				20,731,363

Van Kampen Insured Tax Free Income Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	South Carolina 2.4%
$5,170	Easley, SC Util Rev Impt & Rfdg (FSA Insd) (Prerefunded @ 12/01/15)	5.000%	12/01/34	$5,832,639
3,000	South Carolina Jobs Econ Dev Auth Hosp Rev Rfdg & Impt Anmed Hlth, Ser B (AGL Insd)	5.500	02/01/38	2,974,230
6,500	South Carolina Jobs Econ Dev Auth Indl Rev Elec & Gas Co Proj, Ser A (AMBAC Insd)	5.200	11/01/27	6,519,240
4,465	Spartanburg Cnty, SC Regl Hlth Svc Dist Rfdg, Ser D (AGL Insd)	5.250	04/15/22	4,619,042

				19,945,151

	South Dakota 1.6%
3,000	South Dakota St Hlth & Ed Fac Auth Vocational Ed Prog (AGL Insd)	5.500	08/01/38	3,044,820
5,205	South Dakota St Lease Rev Tr Ctf, Ser A (FSA Insd)	6.625	09/01/12	5,586,058
4,000	South Dakota St Lease Rev Tr Ctf, Ser A (FSA Insd)	6.700	09/01/17	4,773,760

				13,404,638

	Texas 8.5%
620	Alamo, TX Cmnty College Dist Combined Fee Rfdg (FSA Insd)	5.000	11/01/22	626,219
5,000	Brazos Riv Auth TX Rev Houston Ind Inc Proj, Ser C (AMBAC Insd) (b)	5.125	05/01/19	4,745,700
4,000	Dallas Fort Worth, TX Intl Arpt Rev Impt, Ser B (FSA Insd) (AMT)	5.375	11/01/21	3,974,760

Van Kampen Insured Tax Free Income Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Texas (continued)
$6,110	Dallas Fort Worth, TX Intl Arpt Rev Impt, Ser B (FSA Insd) (AMT)	5.500%	11/01/19	$6,150,998
4,000	Dallas, TX Civic Ctr Rfdg & Impt (AGL Insd)	5.250	08/15/34	3,988,680
22,500	Houston, TX Util Sys Rev First Lien Rfdg, Ser A (BHAC Insd)	5.250	05/15/23	23,610,375
750	Laredo, TX Cmnty College Dist Unrefunded Balance Bldg & Rfdg (AMBAC Insd)	5.300	08/01/26	752,392
3,000	Mission, TX Econ Dev Corp Solid Waste Disp Rev Waste Mgmt Inc Proj (AMT) (b)	6.000	08/01/20	3,021,900
2,500	North TX Twy Auth Rev Rfdg Sys First Tier, Ser A	5.625	01/01/33	2,447,375
2,750	Nueces Riv Auth TX Wtr Supply Rev Fac Corpus Christi Proj Rfdg (FSA Insd)	5.000	07/15/25	2,816,852
2,000	Nueces Riv Auth TX Wtr Supply Rev Fac Corpus Christi Proj Rfdg (FSA Insd)	5.000	03/01/27	2,032,240
4,250	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Rev Christus Hlth Rfdg, Ser A (AGL Insd)	6.500	07/01/37	4,580,863
1,750	Tarrant Cnty, TX Hlth Fac Dev Corp Hlth Sys Rev, Ser B (FGIC Insd) (c)	5.000	09/01/15	1,956,693
10,000	Texas St Tpk Auth Cent TX Tpk First Tier, Ser A (AMBAC Insd)	5.500	08/15/39	9,097,500

Van Kampen Insured Tax Free Income Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Texas (continued)
$2,000	Texas Trans Commn Cent TX Tpk Sys Rev Rfdg First Tier Put (b)	5.000%	08/15/42	$2,025,100

				71,827,647

	Utah 0.2%
475	Provo, UT Elec Rev 1984 Rfdg, Ser A (AMBAC Insd) (c)	10.375	09/15/15	598,120
965	Utah Hsg Corp Single Family Mtg Rev, Class III, Ser C-1 (AMT)	5.700	07/01/28	976,146

				1,574,266

	Washington 8.4%
4,115	Chelan Cnty, WA Sch Dist No 246 (FSA Insd)	5.000	12/01/21	4,272,728
11,340	Energy Northwest WA Elec Rev Columbia Generating Rfdg, Ser A (FSA Insd)	5.500	07/01/17	12,130,398
4,500	Energy Northwest WA Elec Rev Proj No 3 Rfdg, Ser A (FSA Insd)	5.500	07/01/17	4,813,650
14,500	Energy Northwest WA Elec Rev Proj No 3 Rfdg, Ser A (FSA Insd)	5.500	07/01/18	15,510,650
5,000	Energy Northwest WA Elec Rev Proj No 3 Rfdg, Ser B (FSA Insd)	6.000	07/01/16	5,503,200
1,365	Energy Northwest WA Wind Proj (AMBAC Insd)	5.000	07/01/23	1,370,651
1,305	Fife, WA Wtr & Swr Rev (NATL Insd)	5.125	04/01/24	1,268,708
1,025	King Cnty, WA Hsg Auth Cap Pgm Rev Egis Hsg Pgm (FSA Insd) (AMT)	5.300	06/01/23	1,034,850

Van Kampen Insured Tax Free Income Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Washington (continued)
$3,575	King Cnty, WA Pub Hosp Dist No 001, Ser A (AGL Insd)	5.250%	12/01/28	$3,677,388
4,140	Lynnwood, WA Pub Fac Dist Rev Convention Ctr (AMBAC Insd)	5.000	12/01/34	3,779,075
145	Snohomish Cnty, WA Pub Util 1 (FSA Insd)	5.000	12/01/24	148,247
2,565	Snohomish Cnty, WA Pub Util 1 (FSA Insd)	5.500	12/01/23	2,663,214
3,000	Spokane, WA Pub Fac Dist Hotel (NATL Insd)	5.250	09/01/33	2,971,380
2,000	Spokane, WA Pub Fac Dist Hotel (NATL Insd)	5.750	12/01/25	2,017,720
2,420	Spokane, WA Pub Fac Dist Hotel (NATL Insd)	5.750	12/01/26	2,512,129
2,000	Washington St Hlthcare Fac Auth Rev Multicare Hlth Sys, Ser B (AGL Insd)	6.000	08/15/39	2,038,440
5,000	Washington St Hlthcare Fac Auth Rev Providence Hlth, Ser D (FSA Insd)	5.250	10/01/33	5,044,600

				70,757,028

	West Virginia 0.2%
1,530	West Virginia Econ Dev Auth Lease Rev Correctional Juvenile & Pub, Ser A (NATL Insd)	5.500	06/01/19	1,629,710

	Wisconsin 0.1%
1,000	Wisconsin St Hlth & Ed Fac Auth Rev Ministry Hlth (FSA Insd)	5.000	08/01/31	934,050

Van Kampen Insured Tax Free Income Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Wyoming 0.5%
$4,500	Wyoming Cmnty Dev Auth Hsg Rev, Ser 1 (AMT)	5.300%	12/01/23	$4,547,565

	Puerto Rico 0.4%
3,000	Puerto Rico Indl Tourist Ed Med & Environmental Ctl Fac Hosp Aux (NATL Insd)	6.250	07/01/16	3,002,880

Total Long-Term Investments 103.5% (Cost $906,356,045)				873,897,223
Total Short-Term Investments 0.5% (Cost $4,040,000)				4,040,000

Total Investments 104.0% (Cost $910,396,045)				877,937,223

Liability for Floating Rate Note Obligations Related to Securities Held (6.1%) (Cost ($51,710,000))
(51,710)	Notes with interest rates ranging from 0.23% to 0.85% at June 30, 2009 and contractual maturities of collateral ranging from 2020 to 2038 (e)			(51,710,000)

Total Net Investments 97.9% (Cost $858,686,045)				826,227,223

Other Assets In Excess of Liabilities 2.1%				17,994,228

Net Assets 100.0%				$844,221,451

Percentages are calculated as a percentage of net assets.

*	Zero coupon bond

(a)	Underlying security related to Inverse Floaters entered into by the Fund.

(b)	Variable Rate Coupon

(c)	Escrowed to Maturity

(d)	144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(e)	Floating rate notes. The interest rates shown reflect the rates in effect at June 30, 2009.

Van Kampen Insured Tax Free Income Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued
ACA — American Capital Access
AGL — Assured Guaranty Ltd.
AMBAC — AMBAC Indemnity Corp.
AMT — Alternative Minimum Tax
BHAC — Berkshire Hathaway Assurance Corp.
CIFG — CDC IXIS Financial Guaranty
Connie Lee — Connie Lee Insurance Co.
FGIC — Financial Guaranty Insurance Co.
FSA — Financial Security Assurance Inc.
GNMA — Government National Mortgage Association
NATL — National Public Finance Guarantee Corp.
Radian — Radian Asset Assurance
Security Valuation Municipal bonds are valued by independent pricing services or dealers using the mean of the bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.
Fair Value Measurements The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157), effective October 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained form sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 —	quoted prices in active markets for identical investments

Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Van Kampen Insured Tax Free Income Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

	Level 1	Level 2	Level 3
		Other
		Significant	Significant
	Quoted	Observable	Unobservable
Investment Type	Prices	Inputs	Inputs	Total

Assets
Municipal Bonds
Issued by States of the United States and Political Subdivisions of the United States	$—	$873,897,223	$—	$873,897,223

Short-Term Investments	—	4,040,000	—	4,040,000

Total Assets	$—	$877,937,223	$—	$877,937,223

Van Kampen Intermediate Term Municipal Income Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Municipal Bonds 99.6%
	Alabama 1.3%
$825	Cullman, AL Cullman Med Pk South Med Clinic Brd Rev Cullman Regl Med Ctr, Ser A	6.500%	02/15/13	$825,124
1,260	Dothan Houston Cnty, AL Arpt Auth (NATL Insd) (AMT)	5.400	12/01/15	1,267,232
1,000	Healthcare Auth for Baptist Hlth AL, Ser A (a)	6.125	11/15/36	1,014,820

				3,107,176

	Alaska 1.2%
250	Alaska Muni Bd Bk, Ser 1	5.000	09/01/22	255,332
400	Alaska Muni Bd Bk, Ser 1	5.250	09/01/24	414,100
1,000	Matanuska-Susitna Boro, AK Lease Rev Goose Creek Correctional Ctr (AGL Insd)	5.000	09/01/19	1,072,190
1,000	Matanuska-Susitna Boro, AK Lease Rev Goose Greek Correctional Ctr (AGL Insd)	5.500	09/01/23	1,084,220

				2,825,842

	Arizona 3.9%
500	Maricopa Cnty, AZ Indl Dev Auth Hlth Fac Rev Catholic Hlthcare West, Ser A	5.000	07/01/14	520,395
1,500	Maricopa Cnty, AZ Indl Dev Auth Hlth Fac Rev Catholic Hlthcare West, Ser C (a)	5.000	07/01/38	1,525,875
1,000	Maricopa Cnty, AZ Pollutn Rfdg AZ Pub Svc Co, Ser A (a)	6.000	05/01/29	1,005,730
1,000	Navajo Cnty, AZ Pollutn Ctl, Ser C (a)	5.500	06/01/34	1,008,080
1,000	Navajo Cnty, AZ Pollutn Ctl, Ser E (a)	5.750	06/01/34	997,020

Van Kampen Intermediate Term Municipal Income Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Arizona (continued)
$1,000	Phoenix, AZ Civic Impt Corp Arpt Rev Sr Lien, Ser B (AMT)	5.000%	07/01/13	$1,022,350
135	Pima Cnty, AZ Indl Dev Auth Indl Rev Lease Oblig Irvington Proj Tucson Rfdg, Ser A (FSA Insd)	7.250	07/15/10	135,713
500	Pima Cnty, AZ Indl Dev Auth Wtr & Wastewtr Rev Global Wtr Res LLC Proj (AMT)	6.375	12/01/18	465,795
500	Pinal Cnty, AZ Elec Dist No. 4 Sys Rev	5.250	12/01/18	454,485
1,000	Salt River Proj AZ Agric Impt & Pwr Dist Elec Sys Rev, Ser A	5.000	01/01/22	1,078,410
1,000	University Med Ctr Corp AZ Hosp Rev	5.250	07/01/17	992,270

				9,206,123

	Arkansas 0.4%
950	University of AR Rev UALR Cap Impt, Ser B (FSA Insd)	4.500	12/01/19	964,944

	California 10.3%
2,000	Beverly Hills, CA Uni Sch Dist Cap Apprec 2008 Election	*	08/01/21	1,121,380
500	California Hlth Fac Fin Auth Rev Adventist Hlth Sys West, Ser C	5.000	03/01/14	510,475
875	California Muni Fin Auth Ed Fac Rev High Tech High Chula Vista, Ser B (b)	5.500	07/01/18	736,260
1,000	California Pollutn Ctl Fin Auth Solid Waste Disp Rev USA Waste Svc Inc Rfdg, Ser A (AMT) (a)	4.500	06/01/18	1,003,140

Van Kampen Intermediate Term Municipal Income Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$1,500	California St Dept Wtr Res Pwr, Ser A (AMBAC Insd) (Prerefunded @ 5/01/12)	5.375%	05/01/18	$1,687,275
2,000	California St Dept Wtr Res Pwr Supply Rev, Ser F-5	5.000	05/01/22	2,058,900
2,000	California Statewide Cmnty Dev Auth Rev Mtg Methodist Hosp Proj (FHA Gtd)	6.250	08/01/24	2,110,060
1,000	Carlsbad, CA Spl Tax Non Escrow Cmnty Fac 3 Impt 2	5.700	09/01/22	852,460
1,000	Chawanakee, CA Uni Sch Dist Ctf Partn, Ser A (c)	6.250/9.000	05/01/39	1,003,720
1,000	Desert Hot Springs, CA Redev Agy Tax Alloc Merged Redev Proj, Ser A2	5.000	09/01/23	888,970
1,500	Los Angeles, CA Uni Sch Dist, Ser F	5.000	07/01/19	1,584,630
470	Morongo Band of Mission Indians CA Enterprise Rev Indians Enterprise Casino, Ser B (b)	5.500	03/01/18	400,257
495	Palm Springs, CA Arpt Rfdg Sub Palm Springs Intl Arpt (AMT)	5.300	07/01/13	460,434
565	Perris, CA Pub Fin Auth Rev Tax Alloc	4.750	10/01/13	538,580
1,500	Port Oakland, CA, Ser L (NATL Insd) (AMT)	5.000	11/01/21	1,376,085
3,000	Poway, CA Uni Sch Dist Election 2008 Impt Dist 07-1-A	*	08/01/21	1,491,750
500	Quechan Indian Tribe Ft Yuma Indian Res CA Govt Proj	6.625	12/01/17	392,315
750	Twin Rivers Uni Sch Dist CA Bd	*	04/01/14	584,100

Van Kampen Intermediate Term Municipal Income Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$795	University CA Rev, Ser O (d)	5.750%	05/15/23	$892,976
1,185	University CA Rev, Ser O (d)	5.750	05/15/25	1,311,955
1,000	Vernon, CA Elec Sys Rev, Ser A	5.125	08/01/21	976,900
1,000	Vernon, CA Elec Sys Rev, Ser A	5.500	08/01/15	1,060,430
1,000	West Contra Costa, CA Uni Sch Dist Election of 2005, Ser B	6.000	08/01/23	1,087,500

				24,130,552

	Colorado 3.0%
500	Colorado Hlth Fac Auth Rev Christian Living Cmnty Proj, Ser A	5.250	01/01/15	489,154
1,560	Colorado Springs, CO Util Rev Sys Sub Lien Impt, Ser A	5.000	11/15/19	1,638,140
1,000	Denver, CO City & Cnty Arpt Rev Rfdg, Ser D (FSA Insd) (AMT)	5.500	11/15/12	1,048,440
2,000	Denver, CO City & Cnty Just Sys (d)	5.000	08/01/24	2,142,860
500	Denver, CO City & Cnty Just Sys (d)	5.000	08/01/25	533,990
1,000	University of CO Enterprise Sys Rev, Ser A	5.500	06/01/25	1,085,600

				6,938,184

	Connecticut 0.0%
60	New Haven, CT Indl Fac Rev Adj Govt Ctr Thermal Energies (AMT)	7.250	07/01/09	60,000

	Delaware 0.2%
500	New Castle Cnty, DE Rev Newark Charter Sch Inc Proj	5.000	09/01/22	415,200

Van Kampen Intermediate Term Municipal Income Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida 6.0%
$1,000	Brevard Cnty, FL Sch Brd Ctf Rfdg, Ser B (NATL Insd)	5.000%	07/01/20	$987,930
1,000	Broward Cnty, FL Arpt Sys Rev Rfdg, Ser E (NATL Insd) (AMT)	5.375	10/01/13	1,010,680
2,000	Florida St Brd Ed Pub Ed Rfdg Cap Outlay 2007, Ser A	5.000	06/01/19	2,142,880
500	Halifax, FL Hosp Med Ctr Hosp Rfdg & Impt, Ser A	5.250	06/01/19	470,820
3,000	Highlands Cnty, FL Hlth Fac Auth Rev Adventist Hlth, Ser A (a)	6.500	11/15/38	3,347,730
500	Hillsborough Cnty, FL Indl Dev Auth Pollutn Ctl Rev Ida Rfdg (AMBAC Insd) (a)	5.000	12/01/34	508,530
250	Landmark at Doral Cmnty Dev Dist FL Spl Assmt, Ser B	5.200	05/01/15	88,277
250	Main Str Cmnty Dev Dist FL Cap Impt Rev, Ser B	6.900	05/01/17	217,023
500	Orange Cnty, FL Hlth Fac Auth Rev Hlthcare Orlando Lutheran Rfdg	5.375	07/01/20	391,420
1,000	Orange Cnty, FL Hlth Fac Auth Rev Hosp Adventist Hlth Sys (FSA Insd)	6.000	11/15/22	1,004,120
1,500	Orange Cnty, FL Sch Brd Ctf, Ser A (AMBAC Insd)	5.250	08/01/14	1,589,775
1,000	Putnam Cnty, FL Dev Auth Pollutn Ctl Rev Rfdg Seminole Proj, Ser A (AMBAC Insd) (a)	5.350	03/15/42	1,001,110
750	Seminole Tribe FL Spl Oblig Rev, Ser A (b)	5.750	10/01/22	676,140

Van Kampen Intermediate Term Municipal Income Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$670	Tolomato Cmnty Dev Dist FL Spl Assmt	6.450%	05/01/23	$502,835

				13,939,270

	Georgia 0.9%
1,500	Atlanta, GA Wtr & Wastewtr Rev, Ser A	5.250	11/01/17	1,511,775
600	Putnam Cnty, GA Dev Auth Pollutn Ctl Rev GA Pwr Co, Ser 1	5.100	06/01/23	602,352

				2,114,127

	Hawaii 1.0%
1,875	Hawaii St, Ser DK (d)	5.000	05/01/23	2,013,319
250	Hawaii St Dept Budget & Fin Spl Purp Rev Kahala Nui Proj, Ser A	7.875	11/15/23	249,010

				2,262,329

	Idaho 0.6%
500	Idaho Hlth Fac Auth Rev Saint Lukes Hlth Sys Proj, Ser A	6.500	11/01/23	538,350
955	Idaho Hsg & Fin Assn Single Family Mtg Rev, Ser A (AMT)	5.000	07/01/17	975,055

				1,513,405

	Illinois 4.0%
1,000	Bartlett, IL Tax Increment Rev Rfdg Sr Lien Quarry Redev Proj	5.600	01/01/23	688,890
500	Hodgkins, IL Tax Increment Rev Sr Lien Rfdg	5.000	01/01/14	489,755
1,140	Huntley, IL Spl Svc Area No 7 Spl Tax Rfdg (AGL Insd)	4.600	03/01/17	1,202,848

Van Kampen Intermediate Term Municipal Income Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Illinois (continued)
$1,000	Illinois Dev Fin Auth Pollutn Ctl Rev Amerencips Rfdg, Ser A (a)	5.500%	03/01/14	$978,930
1,000	Illinois Fin Auth Rev Advocate Hlthcare Network, Ser D	6.125	11/01/23	1,062,330
1,000	Illinois Fin Auth Rev Art Inst Chicago, Ser A	5.250	03/01/19	1,049,570
750	Illinois Fin Auth Rev Fairview Oblig Grp Rfdg, Ser A	6.000	08/15/22	581,768
500	Illinois Fin Auth Rev Landing at Plymouth Pl Proj, Ser A	5.250	05/15/14	460,460
1,000	Illinois Fin Auth Rev Silver Cross Hosp & Med Rfdg	6.000	08/15/23	940,090
300	Lincolnshire, IL Spl Svc Area Sedgebrook Proj	5.000	03/01/11	286,851
832	Pingree Grove Vlg, IL Spl Svc Area No 1 Spl Tax Cambridge Lakes Proj, Ser 05	5.250	03/01/15	666,898
1,000	Round Lake Beach, IL Tax Increment Rev	4.650	12/15/13	1,001,150

				9,409,540

	Indiana 3.7%
1,000	Allen Cnty, IN Juvenile Just Ctr First Mtg (AMBAC Insd)	5.500	01/01/18	1,059,660
1,000	Carmel Cnty, IN Redev Auth Opt Income Tax Lease Rent Rev (NATL Insd)	5.000	07/01/22	1,012,960
830	Hobart, IN Bldg Corp First Mtg (NATL Insd)	5.500	07/15/13	935,120
500	Indiana Hlth & Ed Fac Fin Auth Hosp Rev Cmnty Fndtn Northwest IN	5.500	03/01/22	475,860

Van Kampen Intermediate Term Municipal Income Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Indiana (continued)
$365	Indiana Hlth & Ed Fac Fin Auth Rev Rfdg Saint Francis (FSA Insd)	5.250%	11/01/24	$369,606
200	Indiana Hlth & Ed Fac Fin Auth Rev Rfdg Saint Francis (FSA Insd)	5.250	11/01/25	201,674
175	Indiana Hlth & Ed Fac Fin Auth Rev Rfdg Saint Francis (FSA Insd)	5.250	11/01/26	175,478
500	Indiana Muni Pwr Agy Pwr Supply Sys Rev, Ser B	5.250	01/01/24	510,880
2,000	Indiana St Fin Auth IN Pwr & LT Co Proj Rfdg, Ser A	4.900	01/01/16	1,981,140
500	Indianapolis, IN Arpt Auth Rev Rfdg Spl Fac Fed Ex Corp Proj	5.100	01/15/17	453,635
400	Saint Joseph Cnty, IN Econ Dev Rev Holy Cross Vlg Notre Dame Proj, Ser A	5.750	05/15/13	383,640
1,000	University Southn IN Rev Student Fee, Ser J (AGL Insd)	5.000	10/01/19	1,046,080

				8,605,733

	Iowa 0.6%
1,000	Altoona, IA Urban Renewal Tax Increment Rev Annual Appropriation	5.625	06/01/23	992,810
500	Coralville, IA Ctf Partn, Ser D	5.250	06/01/22	491,240

				1,484,050

Van Kampen Intermediate Term Municipal Income Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Kansas 1.6%
$1,000	Burlington, KS Environmental Impt Rev KC Pwr LT Rfdg, Ser B (Syncora Gtd) (a)	5.000%	12/01/23	$1,015,260
500	Kansas St Dev Fin Auth Hlth Fac Rev Hays Med Ctr Inc, Ser L	5.250	11/15/16	519,575
1,000	Kansas St Dev Fin Auth Hosp Rev Adventist Hlth (e)	5.500	11/15/23	1,022,950
1,000	Shawnee Cnty, KS Sch Dist 501 Topeka (Prerefunded @ 2/01/12)	5.000	02/01/20	1,095,800
120	Wyandotte Cnty, KS City KS Univ Brd of Public Util Office Bldg Complex Proj (NATL Insd)	5.000	05/01/11	126,197

				3,779,782

	Kentucky 1.9%
1,000	Kentucky Econ Dev Fin Auth Hosp Fac Rev Baptist Hlthcare Sys, Ser A	5.000	08/15/18	1,019,770
1,000	Kentucky Econ Dev Fin Auth Hosp Fac Rev Baptist Hlthcare Sys, Ser A	5.375	08/15/24	1,034,270
310	Kentucky Hsg Corp Hsg Rev, Ser A (AMT)	5.000	01/01/23	304,628
1,000	Louisville & Jefferson Cnty, KY, Ser C (FSA Insd) (AMT)	5.500	07/01/17	1,019,930
1,000	Paducah, KY Elec Plant Brd Rev, Ser A (AGL Insd)	5.000	10/01/25	1,038,410

				4,417,008

	Louisiana 1.8%
593	Lakeshore Vlg Master Cmnty Dev Dist LA Spl Assmt	5.250	07/01/17	461,070

Van Kampen Intermediate Term Municipal Income Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Louisiana (continued)
$1,000	Louisiana St Citizens Ppty Ins Corp Assmt Rev, Ser C-1 (AGL Insd)	5.875%	06/01/23	$1,070,470
1,235	New Orleans, LA Aviation Brd Rev Restructuring Garbs Rfdg, Ser A-1 (AGL Insd)	5.000	01/01/18	1,229,084
500	New Orleans, LA Aviation Brd Rev Restructuring Garbs Rfdg, Ser A-1 (AGL Insd)	5.000	01/01/19	492,945
1,000	Rapides Fin Auth LA Rev Cleco Pwr Proj (AMT) (a)	5.250	11/01/37	975,540

				4,229,109

	Maryland 2.9%
1,000	Maryland St Econ Dev Corp Student Hsg Rev Univ MD College Pk Proj Rfdg (CIFG Insd)	5.000	06/01/13	988,420
625	Maryland St Econ Dev Corp Univ MD College Pk Proj (f)	5.750	06/01/13	722,250
500	Maryland St Hlth & Higher Ed Fac Auth Rev Johns Hopkins Hlth Sys, Ser B (a)	5.000	05/15/48	533,095
250	Maryland St Hlth & Higher Ed Fac Auth Rev Washington Cnty Hosp	5.250	01/01/23	225,733
500	Maryland St Hlth & Higher King Farm Presbyterian Cmnty, Ser B	5.000	01/01/17	399,955
3,000	Maryland St Trans Auth Grant & Rev	5.250	03/01/20	3,418,650
500	Prince Georges Cnty, MD Spl Oblig Natl Harbor Proj	4.700	07/01/15	462,760

				6,750,863

Van Kampen Intermediate Term Municipal Income Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Massachusetts 2.1%
$500	Massachusetts St Dev Fin Agy Rev Sabis Intl Chrt, Ser A	6.700%	04/15/21	$501,775
1,500	Massachusetts St Dev Fin Agy Solid Waste Disp Rev Dominion Energy Brayton Rfdg, Ser 1 (a)	5.750	12/01/42	1,522,035
1,500	Massachusetts St Hlth & Ed Fac Auth Rev Caregroup, Ser D (NATL Insd)	5.250	07/01/23	1,434,090
1,000	Massachusetts St Hlth & Ed Fac Auth Rev Northeastern Univ, Ser T-2 (a)	4.100	10/01/37	1,004,480
500	Massachusetts St Hlth & Ed Fac Auth Rev Quincy Med Ctr, Ser A	5.850	01/15/18	430,080

				4,892,460

	Michigan 2.6%
1,000	Brighton, MI Area Sch Dist Rfdg	5.250	05/01/18	1,057,480
1,000	Brighton, MI Area Sch Dist Rfdg	5.250	05/01/20	1,043,850
250	Dearborn, MI Econ Dev Corp Rev Rfdg Ltd Oblig-Henry Ford Vlg	6.000	11/15/18	210,620
470	Iron River, MI Hosp Fin Auth Rfdg Iron Cnty Cmnty Hosp	6.000	05/15/20	398,724
1,000	Kent Hosp Fin Auth MI Rev Spectrum Hlth, Ser A (a)	5.500	01/15/47	1,025,860
2,000	Michigan St Strategic Fd Ltd Oblig Rev Dow Chem Rfdg, Ser A-1 (AMT) (a)	6.750	12/01/28	2,022,640

Van Kampen Intermediate Term Municipal Income Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Michigan (continued)
$250	Michigan St Strategic Fd Ltd Oblig United Waste Sys Proj (AMT)	5.200%	04/01/10	$250,080

				6,009,254

	Minnesota 1.5%
250	Dakota Cnty, MN Cmnty Dev Agy Multi Family Hsg Rev Rfdg Com on Marice Proj, Ser A	5.000	11/01/22	183,770
250	Duluth, MN Hsg & Redev Auth Hlthcare & Hsg Rev Benedictine Hlth Ctr Proj	5.500	11/01/17	215,277
430	Inver Grove Heights, MN Presbyterian Homes Care Rfdg	5.000	10/01/16	399,350
500	Minneapolis, MN Hlthcare Sys Rev Fairview Hlth Svc, Ser A	6.375	11/15/23	530,170
2,000	Northern Muni Pwr Agy MN Elec Sys Rev Rfdg, Ser A (AGL Insd)	5.000	01/01/15	2,150,020

				3,478,587

	Mississippi 0.4%
1,000	Mississippi Business Fin Corp MS Pollutn Ctl Rev Sys Energy Res Inc Proj	5.875	04/01/22	909,520

	Missouri 3.7%
525	Cape Girardeau Cnty, MO Indl Dev Auth Hlthcare Fac Rev Saint Francis Med Ctr	5.000	06/01/21	526,606
500	Fenton, MO Tax Increment Rev Gravois Bluffs Redev Proj Rfdg	5.000	04/01/13	509,200

Van Kampen Intermediate Term Municipal Income Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Missouri (continued)
$610	Ferguson, MO Tax Increment Rev Crossing at Halls Ferry Rfdg (g)	5.500%	04/01/14	$574,522
1,350	Kansas City, MO Indl Dev Auth Plaza Lib Proj	6.000	03/01/16	1,255,432
1,000	Macon, MO Ctf Partn (NATL Insd)	5.250	08/01/17	1,002,650
240	Maryland Heights, MO Tax Increment Rev South Heights Redev Proj Rfdg, Ser A	5.500	09/01/18	204,358
1,500	Missouri St Environmental Impt & Energy Res Auth KC Pwr & LT Co Proj (AMT) (a)	4.900	05/01/38	1,478,940
500	Raytown, MO Annual Raytown Live Redev Plan Proj 1	5.000	12/01/16	522,760
2,000	Saint Charles, MO Ctf Partn, Ser B	5.500	05/01/18	2,058,960
540	Saint Louis Cnty, MO Indl Dev Auth Hlth Fac Rev Rfdg Ranken Jordan Proj	5.000	11/15/22	359,149
250	Saint Louis Cnty, MO Indl Dev Auth Sr Living Fac Rev Friendship Vlg West Cnty, Ser A	5.250	09/01/17	236,618

				8,729,195

	Nebraska 1.0%
560	Municipal Energy Agy of NE Pwr Supply Sys Rev Rfdg, Ser A (BHAC Insd)	5.125	04/01/23	605,399
1,500	University of NE Fac Corp Defd Maint (AMBAC Insd)	5.000	07/15/17	1,651,710

				2,257,109

Van Kampen Intermediate Term Municipal Income Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Nevada 0.4%
$1,000	Las Vegas, NV Redev Agy Tax Increment Rev, Ser A	7.000%	06/15/20	$1,034,720

	New Hampshire 0.9%
2,000	New Hampshire St Business Fin Auth Pollutn Ctl Rev Utd Illum Co Proj (AMT) (a)	7.125	07/01/27	2,058,060

	New Jersey 2.2%
1,500	New Jersey Econ Dev Auth Rev Cig Tax	5.500	06/15/16	1,425,090
500	New Jersey Econ Dev Auth Rev First Mtg Presbyterian, Ser A	6.250	11/01/20	420,855
1,000	New Jersey Hlthcare Fac Fin Auth Rev Saint Clare’s Hosp Inc Rfdg, Ser A (Radian Insd) (f)	5.250	07/01/20	1,138,090
415	New Jersey Hlthcare Fac Fin Auth Rev Saint Josephs Hlthcare Sys	5.750	07/01/15	383,327
455	Rahway, NJ Ctf Partn (NATL Insd)	5.500	02/15/16	470,042
565	Rahway, NJ Ctf Partn (NATL Insd)	5.600	02/15/17	583,973
765	Tobacco Settlement Fin Corp NJ, Ser 1A	4.500	06/01/23	647,412

				5,068,789

	New Mexico 1.5%
1,000	Jicarilla, NM Apache Nation Rev, Ser A (Acquired 10/23/03, Cost $1,020,380) (h)	5.500	09/01/23	1,023,370

Van Kampen Intermediate Term Municipal Income Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New Mexico (continued)
$1,310	New Mexico Fin Auth Rev Sr Lien Pub Proj Revolving Fd, Ser B (NATL Insd)	5.000%	06/01/17	$1,429,786
1,000	New Mexico St Hosp Equip Ln Council Hosp Rev Presbyterian Hlthcare Svc, Ser A	6.000	08/01/23	1,070,000

				3,523,156

	New York 4.1%
500	Albany, NY Indl Dev Agy Civic Fac Rev Saint Peters Hosp Proj, Ser A	5.750	11/15/22	473,190
30	Brookhaven, NY Indl Dev Agy Sr Residential Hsg Rev Woodcrest Estates Fac, Ser A (AMT)	5.875	12/01/09	29,972
1,000	Long Island Pwr Auth NY Elec Gen, Ser C (Prerefunded @ 9/01/13)	5.500	09/01/17	1,155,010
210	Madison Cnty, NY Indl Dev Agy Civic Fac Rev Oneida Hlth Sys Inc Proj, Ser A	4.500	02/01/17	189,707
500	New York City Indl Dev Agy Rev Liberty 7 World Trade Ctr, Ser A	6.250	03/01/15	436,575
200	New York City Indl Dev Agy Rev Queens Baseball Stad Pilot (AGL Insd)	5.000	01/01/18	211,194
200	New York City Indl Dev Agy Rev Queens Baseball Stad Pilot (AGL Insd)	5.000	01/01/19	209,712

Van Kampen Intermediate Term Municipal Income Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New York (continued)
$2,000	New York City Indl Dev Agy Spl Fac Rev NY Stk Exchange Proj, Ser A	5.400%	05/01/19	$2,001,560
780	New York City Indl Dev Agy Spl Fac Rev Term One Group Assn Proj (AMT)	5.000	01/01/10	782,262
1,000	New York City Transitional Fin Auth Bldg Aid Rev Fiscal 2009, Ser S-3	5.000	01/15/20	1,040,550
1,000	New York City Transitional Fin Auth Bldg Aid Rev Fiscal 2009, Ser S-3	5.000	01/15/21	1,030,360
2,000	New York St Environmental Fac Corp St Clean Wtr & Drinking Revolving Fd Muni Wtr Fin, Ser C	5.000	06/15/21	2,152,480
5	Niagara Falls, NY Pub Impt (NATL Insd)	6.900	03/01/20	5,003

				9,717,575

	North Carolina 2.0%
1,250	North Carolina Eastn Muni Pwr Agy Pwr Sys Rev, Ser C (AGL Insd)	6.000	01/01/19	1,307,263
1,000	North Carolina Eastn Muni Pwr Agy Pwr Sys Rev, Ser C	6.750	01/01/24	1,104,800
630	North Carolina Eastn Muni Pwr Agy Pwr Sys Rev, Ser D	6.450	01/01/14	644,578
500	North Carolina Med Care Commn Hlthcare Fac Rev Rfdg First Mtg Salemtowne	5.000	10/01/15	463,490

Van Kampen Intermediate Term Municipal Income Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	North Carolina (continued)
$250	North Carolina Med Care Commn Retirement Fac Rev First Mtg Southminster Proj, Ser A	5.300%	10/01/19	$225,950
1,000	North Carolina Muni Pwr Agy, Ser A (NATL Insd)	5.250	01/01/19	1,023,080

				4,769,161

	North Dakota 0.8%
500	Grand Forks, ND Sr Hsg Rev 4000 Vly Square Proj Rfdg	5.000	12/01/16	435,110
1,195	North Dakota Pub Fin Auth St Revolving Fd Pgm, Ser A	5.500	10/01/19	1,376,831

				1,811,941

	Ohio 4.6%
500	Adams Cnty Hosp Fac Impt Rev Adams Cnty Hosp Proj (g)	6.250	09/01/20	379,720
500	Athens Cnty, OH Hosp Fac Rev & Impt O’ Bleness Mem Rfdg, Ser A	6.250	11/15/13	481,575
2,065	Buckeye, OH Tob Settlement Fin Auth Asset Bkd Sr Turbo, Ser A-2	5.125	06/01/24	1,668,788
1,370	Cleveland, OH Non Tax Rev Cleveland Stad Proj Rfdg (AMBAC Insd)	5.125	12/01/20	1,410,525
1,500	Lorain Cnty, OH Hosp Rev Fac Catholic, Ser H (AGL Insd)	5.000	02/01/24	1,537,725
1,000	Montgomery Cnty, OH Rev Miami Valley Hosp, Ser B (a)	5.250	11/15/39	1,004,810
750	Ohio Muni Elec Generation Agy Jt Venture 5 Ctf Ben Int Rfdg (AMBAC Insd)	5.000	02/15/21	711,263

Van Kampen Intermediate Term Municipal Income Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Ohio (continued)
$1,500	Ohio St Air Quality Dev Auth Rev OH Pwr, Ser A (AMT) (a)	7.125%	06/01/41	$1,529,835
1,000	Ohio St Air Quality Dev Auth Rev Pollutn Ctl First Energy Rfdg, Ser C	5.625	06/01/18	1,003,980
1,000	Ohio St Wtr Dev Auth Solid Waste Rev Allied Waste Inc Proj, Ser A (AMT)	5.150	07/15/15	951,830

				10,680,051

	Oklahoma 1.1%
455	Chickasaw Nation, OK Hlth Sys (b)	5.375	12/01/17	456,015
2,205	Citizen Potawatomi Nation OK Oblig Tax Rev, Ser A	5.750	09/01/11	2,176,820

				2,632,835

	Pennsylvania 4.2%
500	Allegheny Cnty, PA Indl Dev Auth Lease Rev Residential Res Inc Proj	5.000	09/01/21	428,485
195	Allegheny Cnty, PA Redev Auth Rev Pittsburgh Mills Proj	5.100	07/01/14	179,887
1,120	Canon McMillan Sch Dist PA Rfdg, Ser A (NATL Insd)	5.000	12/15/15	1,226,714
250	Lancaster Cnty, PA Hosp Auth Re Brethren Vlg Proj, Ser A	5.200	07/01/12	241,755
500	Monroe Cnty, PA Hosp Auth Rev Hosp Pocono Med Ctr	5.000	01/01/17	494,155
500	Montgomery Cnty, PA Indl Dev Auth Rev Mtg Whitemarsh Cont Care Proj	6.000	02/01/21	364,490
2,000	Pennsylvania Econ Dev Fin Auth Exempt Fac Rev Exelon Generation, Ser A (a)	5.000	12/01/42	2,007,460

Van Kampen Intermediate Term Municipal Income Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Pennsylvania (continued)
$1,000	Pennsylvania Hsg Fin Agy Single Family Mtg Rev, Ser 103 (AMT)	5.700%	04/01/22	$1,041,700
900	Philadelphia, PA Gas Wks Rev, Ser 3 (FSA Insd)	5.000	08/01/10	936,558
750	Philadelphia, PA Gas Wks Rev, Ser 18 (AGL Insd)	5.250	08/01/18	793,440
2,000	Philadelphia, PA Redev Auth Rev Neighborhood Trans, Ser A (NATL Insd)	5.500	04/15/16	2,062,100

				9,776,744

	South Carolina 2.7%
1,000	Georgetown Cnty, SC Environmental Impt Rev Intl Paper Co Proj Rfdg, Ser A (GTY AGMT)	5.950	03/15/14	984,420
1,000	Kershaw Cnty, SC Pub Sch Fndtn Installment Pwr Rev Kershaw Cnty Sch Dist Proj (CIFG Insd)	5.000	12/01/22	1,008,900
1,065	Lexington, SC Wtr & Swr Rev & Impt Comb Rfdg, Ser A (NATL Insd)	5.000	04/01/14	1,101,689
1,000	Piedmont Muni Pwr Agy SC Elec Rev, Ser A-2	5.000	01/01/24	947,610
500	South Carolina Jobs Econ Dev Auth Hlthcare Fac Rev First Mtg Lutheran Homes Rfdg	5.000	05/01/12	486,275
135	South Carolina Jobs Econ Dev Auth Hlthcare Fac Rev First Mtg Lutheran Homes Rfdg	5.125	05/01/13	127,129

Van Kampen Intermediate Term Municipal Income Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	South Carolina (continued)
$1,000	South Carolina Jobs Econ Dev Auth Hosp Rev Impt Anmed Hlth Rfdg, Ser B (AGL Insd)	5.000%	02/01/19	$1,023,750
560	Tobacco Settlement Rev Mgmt Auth SC Tob Settlement Rev Rfdg	5.000	06/01/18	559,978

				6,239,751

	Tennessee 1.5%
370	Chattanooga, TN Hlth Ed Hsg Fac CDFI Phase I LLC Proj Rfdg, Ser A	5.000	10/01/15	338,346
700	Franklin, TN Spl Sch Dist Cap Apprec (FSA Insd)	*	06/01/15	585,718
1,000	Gatlinburg, TN Pub Bldg Auth Rfdg (AMBAC Insd)	5.750	12/01/11	1,092,840
1,000	Shelby Cnty, TN Hlth Ed & Hsg Fac Brd Rev, Ser C	5.250	06/01/18	993,630
500	Shelby Cnty, TN Hlth Ed & Hsg Fac Brd Rev Trezevant Manor Proj, Ser A	5.250	09/01/16	454,295

				3,464,829

	Texas 8.8%
1,000	Alliance Arpt Auth Inc TX Spl Fac Rev FedEx Corp Proj Rfdg (AMT)	4.850	04/01/21	822,220
1,500	Austin, TX Wtr & Wastewater Sys Rev Austin Wtr & Swr, Ser A	5.000	11/15/24	1,578,465
225	Dallas Cnty, TX Flood Ctl Dist Rfdg	6.750	04/01/16	229,963
1,500	Dallas, TX Civic Ctr Rfdg & Impt (AGL Insd)	5.000	08/15/18	1,597,725

Van Kampen Intermediate Term Municipal Income Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Texas (continued)
$500	Dallas-Fort Worth, TX Intl Arpt Rev Jt, Ser C (NATL Insd) (AMT)	5.750%	11/01/18	$500,935
500	Dallas-Fort Worth, TX Intl Arpt Rev Jt, Ser C (NATL Insd) (AMT)	6.000	11/01/23	500,855
500	Harris Cnty, TX Hlth Fac Dev Corp Hosp Rev Rfdg Mem Hermann Hlthcare Sys, Ser B	7.000	12/01/27	541,910
500	Hidalgo Cnty, TX Hlth Svc Mission Hosp Inc Proj	5.000	08/15/13	479,085
350	Hidalgo Cnty, TX Hlth Svc Mission Hosp Inc Proj	5.000	08/15/19	298,435
500	Hopkins Cnty, TX Hosp Dist Hosp Rev	5.500	02/15/23	416,075
250	Lufkin, TX Hlth Fac Dev Corp Hlth Sys Rev Mem East Texas	5.125	02/15/22	194,590
500	Mesquite, TX Hlth Fac Dev Retirement Christian Care	5.000	02/15/15	441,445
400	Mission, TX Econ Dev Corp Solid Waste Disp Rev Allied Waste Inc Proj A (AMT)	5.200	04/01/18	374,404
500	Mission, TX Econ Dev Corp Solid Waste Disp Rev Waste Mgmt Inc Proj (AMT) (a)	6.000	08/01/20	503,650
1,000	North TX Twy Auth Rev Sys First Tier Put Rfdg, Ser L-2 (a)	6.000	01/01/38	1,043,830
1,000	North TX Twy Auth Rev Sys First Tier Rfdg, Ser A	6.000	01/01/23	1,061,470
1,000	Spring, TX Indpt Sch Dist Sch House (PSF Gtd)	5.000	08/15/24	1,065,380

Van Kampen Intermediate Term Municipal Income Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Texas (continued)
$500	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Buckner Retirement Svc Inc Proj	5.000%	11/15/17	$487,620
1,000	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Hosp Rev Rfdg Baylor Hlthcare Sys Proj	5.750	11/15/24	1,038,080
2,000	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Rev Christus Hlth Rfdg, Ser A (AGL Insd)	5.750	07/01/18	2,160,340
2,000	Texas St Trans Commn Rev First Tier, Ser A	5.000	04/01/20	2,156,460
3,000	Texas Trans Commn Cent TX Tpk Sys Rev Rfdg First Tier Put (a)	5.000	08/15/42	3,037,650

				20,530,587

	Virginia 1.4%
1,000	Fairfax Cnty, VA Indl Dev Auth Rev Hlthcare Inova Hlth Sys, Ser A	5.125	05/15/24	1,032,420
820	Tobacco Settlement Fin Corp VA Asset Bkd	5.250	06/01/19	862,312
1,000	Washington Cnty, VA Indl Dev Auth Hosp Fac Rev Mtn St Hlth Alliance, Ser C	7.250	07/01/19	1,120,990
250	White Oak Vlg Shops VA Cmnty Dev Auth Spl Assmt Rev	5.300	03/01/17	207,725

				3,223,447

	Washington 3.1%
1,000	Clark Cnty, WA Pub Util Dist No 001 Elec Rev Sys Rfdg	5.000	01/01/23	1,007,520
175	Kalispel Tribe Indians Priority Dist WA Rev	6.200	01/01/16	153,443

Van Kampen Intermediate Term Municipal Income Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Washington (continued)
$1,725	Seattle, WA Muni Lt & Pwr Rev Rfdg & Impt	5.750%	04/01/23	$1,934,536
1,000	Tacoma Environmental Svc Pptys WA	5.000	12/01/24	1,007,740
3,000	Washington St, Ser A (FSA Insd)	5.000	07/01/20	3,168,210

				7,271,449

	West Virginia 0.3%
250	Ohio Cnty, WV Cnty Commn Tax Increment Rev Fort Henry Ctr Fin Dist, Ser A	5.625	06/01/22	210,983
500	West Virginia St Hosp Fin Auth Hosp Rev Thomas Hlth Sys	6.000	10/01/20	456,825

				667,808

	Wisconsin 1.5%
1,370	Superior, WI Collateralized Util Rev Superior Wtr Lt & Pwr Proj Rfdg, Ser A (AMT)	5.375	11/01/21	1,253,509
1,875	Wisconsin Hsg & Econ Dev Auth Home Ownership Rev, Ser A (AMT)	5.300	09/01/23	1,893,431
500	Wisconsin St Hlth & Ed Fac Beaver Dam Cmnty Hosp Inc, Ser A	5.500	08/15/14	462,945

				3,609,885

	Wyoming 0.4%
1,000	Wyoming Muni Pwr Agy Pwr Supply, Ser A	5.375	01/01/25	1,024,320

Van Kampen Intermediate Term Municipal Income Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Puerto Rico 0.4%
$1,000	Puerto Rico Sales Tax Fin Corp Sales Tax Rev First Sub, Ser A (a)	5.000%	08/01/39	$1,012,190

	Guam 0.9%
1,000	Guam Govt Ltd Oblig Rev Section 30, Ser A	5.250	12/01/17	1,001,100
1,000	Guam Govt Ltd Oblig Rev Section 30, Ser A	5.500	12/01/18	1,003,520

				2,004,620

	Virgin Islands 0.2%
500	Virgin Islands Pub Fin Auth Rev Matching Fd Ln Diago (e)	6.000	10/01/14	507,920

Total Long-Term Investments 99.6% (Cost $232,614,853)				233,059,200

Total Short-Term Investments 0.8% (Cost $1,800,000)				1,800,000

Total Investments 100.4% (Cost $234,414,853)				234,859,200

Liability for Floating Rate Note Obligations Related to Securities Held (1.8%) (Cost ($4,270,000))
(4,270)	Notes with interest rates ranging from 0.23% to 0.30% at June 30, 2009 and contractual maturities of collateral ranging from 2023 to 2025 (i)			(4,270,000)

Total Net Investments 98.6% (Cost $230,144,853)				230,589,200

Other Assets in Excess of Liabilities 1.4%				3,379,948

Net Assets 100.0%				$233,969,148

Van Kampen Intermediate Term Municipal Income Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued
Percentages are calculated as a percentage of net assets.

*	Zero coupon bond

(a)	Variable Rate Coupon

(b)	144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(c)	Security is a “step up” bond where the coupon increases or steps up at a predetermined date.

(d)	Underlying security related to Inverse Floaters entered into by the Fund.

(e)	Security purchased on a when-issued or delayed delivery basis.

(f)	Escrowed to Maturity

(g)	Security has been deemed illiquid.

(h)	Security is restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 0.4% of net assets.

(i)	Floating rate notes. The interest rates shown reflect the rates in effect at June 30, 2009.
AGL — Assured Guaranty Ltd.
AMBAC — AMBAC Indemnity Corp.
AMT — Alternative Minimum Tax
BHAC — Berkshire Hathaway Assurance Corp.
CIFG — CDC IXIS Financial Guaranty
FHA — Federal Housing Administration
FSA — Financial Security Assurance Inc.
GTY AGMT — Guarantee Agreement
NATL — National Public Finance Guarantee Corp.
PSF — Public School Fund
Radian — Radian Asset Assurance
Syncora — Syncora Guarantee, Inc

Van Kampen Intermediate Term Municipal Income Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued
Security Valuation Municipal bonds are valued by independent pricing services or dealers using the mean of the bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.
Fair Value Measurements The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157), effective October 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
Level 1—quoted prices in active markets for identical investments
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
          The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Van Kampen Intermediate Term Municipal Income Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued
          The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3
			Significant
	Quoted	Other Significant	Unobservable
Investment Type	Prices	Observable Inputs	Inputs	Total

Assets:
Municipal Bonds
Issued by states of the United States and Political Subdivisions of the United States	$—	$231,054,580	$—	$231,054,580
Issued by Foreign Governments	—	2,004,620	—	2,004,620
Short-Term Investments	—	1,800,000	—	1,800,000

Total Assets	$—	$234,859,200	$—	$234,859,200

Van Kampen Municipal Income Fund
Portfolio of Investments • June 30, 2009 (Unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Municipal Bonds 105.8%
	Alabama 1.7%
$2,500	Courtland, AL Indl Dev Brd Sol Rfdg Intl Paper Co Proj (AMT)	5.200%	06/01/25	$1,911,675
3,265	Cullman, AL Cullman Med Pk South Med Clinic Brd Rev Cullman Regl Med Ctr, Ser A	6.500	02/15/13	3,265,490
2,000	Healthcare Auth for Baptist Hlth AL, Ser A (a)	6.125	11/15/36	2,029,640
900	Huntsville Redstone Vlg, AL Spl Care Fac Fin Auth Redstone Vlg Proj	5.500	01/01/43	583,677
3	Mobile, AL Indl Dev Brd Solid Waste Disp Rev Mobile Energy Svc Co Proj Rfdg (b)	6.950	01/01/20	281
3,000	University AL at Birmingham Hosp Rev, Ser A (a)	5.750	09/01/22	3,143,400

				10,934,163

	Alaska 1.1%
200	Alaska Muni Bd Bk, Ser 1	5.750	09/01/33	204,994
5,000	Matanuska Susitna Boro, AK Goose Creek Correctional Ctr (AGL Insd)	6.000	09/01/28	5,452,700
2,000	Northern Tob Sec Corp Rev Bkd, Ser A	5.000	06/01/46	1,089,200

				6,746,894

	Arizona 4.1%
1,000	Flagstaff, AZ Indl Dev Auth Rev Sr Living Cmnty Northn AZ Rfdg	5.700	07/01/42	678,630
5,000	Glendale, AZ Indl Dev Auth Rfdg	5.000	12/01/35	4,096,650

Van Kampen Municipal Income Fund
Portfolio of Investments • June 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Arizona (continued)
$1,000	Maricopa Cnty, AZ Pollutn Rfdg AZ Pub Svc Co, Ser A (a)	6.000%	05/01/29	$1,005,730
1,000	Navajo Cnty, AZ Pollutn Ctl, Ser C (a)	5.500	06/01/34	1,008,080
1,000	Navajo Cnty, AZ Pollutn Ctl, Ser E (a)	5.750	06/01/34	997,020
1,000	Phoenix, AZ Civic Impt Corp Arpt Rev Sr Lien, Ser B (AMT)	5.250	07/01/19	968,640
5,000	Phoenix, AZ Civic Impt Corp Arpt Rev Sr Lien, Ser B (FGIC Insd) (AMT)	5.250	07/01/32	4,399,750
815	Pima Cnty, AZ Indl Dev Auth Wtr & Waste Wtr Rev Global Wtr Resh LLC Proj (AMT)	6.375	12/01/18	759,246
1,600	Pima Cnty, AZ Indl Dev Auth Wtr & Waste Wtr Rev Global Wtr Resh LLC Proj (AMT)	6.550	12/01/37	1,161,840
550	Pinal Cnty, AZ Elec Dist 4 Elec Sys Rev	6.000	12/01/23	509,927
740	Pinal Cnty, AZ Elec Dist 4 Elec Sys Rev	6.000	12/01/28	661,301
6,000	Salt River Proj AZ Agric Impt, Ser A	5.000	01/01/39	6,004,500
1,250	University Med Ctr Corp AZ	6.000	07/01/24	1,240,250
2,750	University of AZ Med Ctr Corp	5.000	07/01/35	2,274,360

				25,765,924

	California 10.6%
4,870	Anaheim, CA Pub Fin Auth Lease Rev Cap Apprec Sub Pub Impt Proj, Ser C (FSA Insd)	*	09/01/20	2,556,750

Van Kampen Municipal Income Fund
Portfolio of Investments • June 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$3,620	Bay Area Toll Auth CA Toll Brdg Rev San Francisco Bay Area, Ser F-1 (c)	5.000%	04/01/39	$3,473,752
2,000	Beverly Hills, CA Uni Sch Dist Cap Apprec 2008 Election	*	08/01/27	757,600
2,000	Beverly Hills, CA Uni Sch Dist Cap Apprec 2008 Election	*	08/01/28	708,740
1,875	California Cnty, CA Tob Agy Tob Sec Sonoma Cnty Corp Rfdg	5.250	06/01/45	1,043,306
2,000	California Cnty, CA Tob Sec Agy Tob LA Cnty Sec (d)	0/5.250	06/01/21	1,383,800
2,000	California Hlth Fac Fin Auth Rev Catholic Hlthcare West, Ser A	6.000	07/01/39	2,002,980
6,699	California Hsg Fin Agy Rev Home Mtg, Ser I (AMT) (c)	4.800	08/01/36	5,219,827
2,000	California Pollutn Ctl Fin Auth Solid Waste Disp Rev Waste Svc Inc Rfdg, Ser A (AMT) (a)	4.500	06/01/18	2,006,280
1,350	California St Var Purp	5.750	04/01/31	1,307,556
1,250	California Statewide Cmnty Dev Auth Rev CA Baptist Univ, Ser A	5.500	11/01/38	780,900
1,000	California Statewide Cmnty Dev Auth Rev Front Porch Cmnty & Svc, Ser A (e)	5.125	04/01/37	694,130
2,000	California Statewide Cmnty Dev Auth Rev Mtg Methodist Hosp Proj (FHA Gtd)	6.250	08/01/24	2,110,060
2,250	California Statewide Cmnty Dev Auth Rev Windrush Sch (b)	5.500	07/01/37	1,504,575

Van Kampen Municipal Income Fund
Portfolio of Investments • June 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$1,610	Desert Hot Springs, CA Redev Agy Tax Alloc Merged Redev Proj, Ser A2	5.000%	09/01/23	$1,431,242
3,000	Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap Apprec Rfdg (NATL Insd)	*	01/15/17	1,682,790
21,000	Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap Apprec Rfdg	*	01/15/24	6,792,030
15,000	Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap Apprec Rfdg	*	01/15/30	3,057,150
1,295	Golden St Tob Sec Corp CA Tob Settlement Rev Asset Bkd Sr, Ser A-1	4.500	06/01/27	1,075,951
5,000	Golden St Tob Sec Corp CA Tob Settlement Rev Asset Bkd Sr, Ser A-1	5.750	06/01/47	3,019,550
2,000	Hesperia, CA Pub Fin Auth Rev Redev & Hsg Proj, Ser A (Syncora Gtd)	5.000	09/01/37	1,422,280
3,000	Los Angeles, CA Un Sch Dist, Ser I	5.000	07/01/29	2,942,370
2,000	Los Angeles, CA Wtr & Pwr Rev Pwr Sys Sub, Ser A-1 (c)	5.250	07/01/38	2,011,410
2,750	Poway, CA Un Sch Dist Election 2008 Impt Dist 2007, Ser 1-A	*	08/01/23	1,175,267
1,000	Poway, CA Un Sch Dist Election 2008 Impt Dist 2007, Ser 1-A	*	08/01/26	340,260
1,650	Quechan Indian Tribe Ft Yuma Indian Reservation CA & Govt Proj	7.000	12/01/27	1,155,363
5,000	Tobacco Sec Auth Southn CA Tob Settlement Sr, Ser A-1	5.000	06/01/37	3,011,500
1,600	Turlock, CA Hlth Fac Rev Emanuel Med Ctr Inc	5.375	10/15/34	1,112,464

Van Kampen Municipal Income Fund
Portfolio of Investments • June 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$2,295	University CA Rev, Ser 0 (c)	5.750%	05/15/23	$2,577,836
3,390	University CA Rev, Ser 0 (c)	5.750	05/15/25	3,753,188
5,000	West Contra Costa CA Uni Election of 2002, Ser B (FSA Insd)	5.000	08/01/26	5,036,700

				67,147,607

	Colorado 4.9%
2,840	Adams Cnty, CO Single Family Mtg Rev, Ser A (f)	8.875	08/01/10	3,093,158
5,000	Arapahoe Cnty, CO Wtr & Waste Proj, Ser A (NATL Insd)	5.125	12/01/32	4,630,600
5,000	Colorado Ed & Cultural Fac Auth Rev Impt Charter Sch Peak to Peak Rfdg (Syncora Gtd)	5.250	08/15/34	4,404,500
3,000	Colorado Hlth Fac Auth Rev Amern Baptist Home, Ser A	5.900	08/01/37	2,116,620
1,000	Colorado Hlth Fac Auth Rev Evangelical Lutheran, Ser A	5.250	06/01/34	872,200
5,000	Colorado Hlth Fac Auth Rev Poudre Vly CO Hlth Fac Auth Hosp, Ser A (FSA Insd)	5.200	03/01/31	4,891,550
6,000	Denver, CO City & Cnty Justice Sys (c)	5.000	08/01/24	6,407,880
1,500	Denver, CO City & Cnty Justice Sys (c)	5.000	08/01/25	1,607,145
2,000	Lincoln Pk, CO Metro Dist Rfdg & Impt	6.200	12/01/37	1,716,660
500	Montezuma Cnty, CO Hosp Dist Hlth Fac Enterprise Hosp Rfdg (b)	5.900	10/01/37	337,410
1,830	North Range Metro Dist No 2 CO Ltd Tax	5.500	12/15/27	1,062,150

				31,139,873

Van Kampen Municipal Income Fund
Portfolio of Investments • June 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Connecticut 0.1%
$1,000	Connecticut St Dev Auth Hlth Fac Rev Alzheimers Res Ctr Conn Inc Proj	5.500%	08/15/27	$700,490

	Delaware 0.1%
630	New Castle Cnty, DE Rev Newark Charter Sch Inc Proj	5.000	09/01/22	523,152

	District of Columbia 2.9%
4,285	District Columbia Income Tax Rev, Ser A (c)	5.000	12/01/23	4,568,796
1,715	District Columbia Income Tax Rev Rfdg Second, Ser B (c)	5.000	12/01/24	1,816,700
5,150	District Columbia Tax Incrmnt Gallery Place Proj (FSA Insd)	5.250	07/01/27	5,229,876
4,000	District Columbia Wtr & Swr Auth Pub Util Rev Sub Lien, Ser A (FSA Insd)	5.500	10/01/41	4,100,920
3,000	Metropolitan Washington DC Arpt Auth Sys, Ser A (NATL Insd) (AMT)	5.250	10/01/32	2,790,510

				18,506,802

	Florida 6.0%
1,000	Alachua Cnty, FL Indl Dev Rev North FL Retirement Vlg	5.250	11/15/17	847,420
1,000	Alachua Cnty, FL Indl Dev Rev North FL Retirement Vlg	5.875	11/15/36	704,380
5,000	Broward Cnty, FL Arpt Sys Rev, Ser J-I (AMBAC Insd) (AMT)	5.250	10/01/26	4,671,200
1,100	Capital Tr Agy FL Rev Ft Lauderdale Proj (AMT)	5.750	01/01/32	746,614
475	Escambia Cnty, FL Hlth Fac Auth Rev (AMBAC Insd)	5.950	07/01/20	486,870
2,410	Fiddlers Creek Cmnty Dev Dist No 1 FL Spl Assmt Rev (b)(h)	6.000	05/01/38	1,547,822

Van Kampen Municipal Income Fund
Portfolio of Investments • June 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$1,715	Florida St Brd Ed Pub Ed Rfdg Cap Outlay 2007, Ser A	5.000%	06/01/19	$3,980,400
1,305	Florida St Tpk Auth Tpk Rev Rfdg Dept Trans, Ser A (c)	5.000	07/01/26	1,302,984
1,325	Florida St Tpk Auth Tpk Rev Rfdg Dept Trans, Ser A (c)	5.000	07/01/27	1,311,054
1,440	Florida St Tpk Auth Tpk Rev Rfdg Dept Trans, Ser A (c)	5.000	07/01/28	1,412,323
2,500	Florida St Tpk Auth Tpk Rev Rfdg Dept Trans, Ser A (c)	5.000	07/01/32	2,413,875
5,000	Grand Bay at Doral Cmnty Dev Dist FL, Ser B	6.000	05/01/17	2,976,200
470	Halifax Hosp Med Ctr FL Hosp Rev Impt Rfdg, Ser A	5.250	06/01/26	408,472
1,000	Main Str Cmnty Dev Dist FL Cap Impt Rev, Ser B (Acquired 2/19/08, Cost $1,000,000) (i)	6.900	05/01/17	868,090
2,000	Miami-Dade Cnty, FL Ed Fac Auth Rev Univ Miami, Ser A (BHAC Insd)	5.500	04/01/38	2,038,180
1,750	Orange Cnty, FL Hlth Fac Auth Rev First Mtg Orlando Lutheran Tower	5.500	07/01/38	1,111,933
3,000	Orange Cnty, FL Hlth Fac Auth Rev Hosp Adventist Hlth Sys (FSA Insd)	6.000	11/15/22	3,012,360
800	Palm Beach Cnty, FL Hlth Fac Auth Rev Wtrford Proj	5.875	11/15/37	618,344
2,200	Putnam Cnty, FL Dev Auth Pollutn Ctl Rev Rfdg Seminole Proj, Ser A (AMBAC Insd) (a)	5.350	03/15/42	2,202,442
490	Reunion East Cmnty Dev Dist FL Spl Assmt	5.800	05/01/36	253,031
3,000	Seminole Tribe FL Spl Oblig Rev, Ser A (e)	5.250	10/01/27	2,524,800
1,415	Seven Oaks, FL Cmnty Dev Dist II Spl Assmt Rev, Ser A	6.400	05/01/34	1,279,471

Van Kampen Municipal Income Fund
Portfolio of Investments • June 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$400	Tolomato Cmnty, FL Dev Dist Spl Assmt	6.550%	05/01/27	$290,168
1,225	Tolomato Cmnty, FL Dev Dist Spl Assmt	6.650	05/01/40	836,749
1,000	World Comm Cmnty Dev Dist FL Spl Assmt (j)	5.500/2.000	05/01/38	391,730

				38,236,912

	Georgia 1.0%
2,500	Atlanta, GA Tax Allocation Eastside Proj, Ser B	5.600	01/01/30	1,831,475
1,000	Atlanta, GA Wtr & Waste Wtr Rev, Ser A	6.000	11/01/27	998,800
1,000	Atlanta, GA Wtr & Waste Wtr Rev, Ser A	6.000	11/01/28	999,900
700	Gainesville & Hall Cnty, GA Dev Acts Retirement Life Cmnty, Ser A-2	6.375	11/15/29	702,303
2,000	Putnam Cnty, GA Dev Auth Pollutn Ctl Rev GA Pwr Co, Ser 1	5.100	06/01/23	2,007,840

				6,540,318

	Hawaii 0.9%
5,125	Hawaii St, Ser DK (c)	5.000	05/01/23	5,503,071

	Idaho 0.9%
1,000	Idaho Hlth Fac Auth Rev Saint Lukes Hlth Sys Proj, Ser A	6.500	11/01/23	1,076,700
655	Idaho Hlth Fac Auth Rev Vly Vista Care Corp Rfdg (b)	6.125	11/15/27	482,290
2,000	Idaho Hsg & Fin Assn Single Family Mtg Rev, Ser A (AMT)	5.750	07/01/39	2,027,940

Van Kampen Municipal Income Fund
Portfolio of Investments • June 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Idaho (continued)
$2,000	Idaho Hsg & Fin Assn Single Family Mtg Rev, Ser A (AMT)	5.850%	07/01/36	$2,058,020

				5,644,950

	Illinois 10.9%
2,250	Bartlett, IL Tax Increment Rev Rfdg Sr Lien Quarry Redev Proj	5.600	01/01/23	1,550,002
1,500	Bolingbrook, IL Sales Tax Rev Bolingbrook	6.250	01/01/24	761,100
495	Chicago, IL Increment Alloc Rev Diversey Narragansett Proj (Acquired 8/01/06, Cost $528,323) (i)	7.460	02/15/26	405,336
3,000	Chicago, IL Lakefront Millennium Pkg Fac (NATL Insd) (Prerefunded @ 1/01/12)	5.650	01/01/19	3,382,800
690	Chicago, IL Metro Wtr Reclamation Capital Impt Bonds (f)	7.000	01/01/11	729,088
3,000	Chicago, IL O’Hare Intl Arpt Rev, Ser A (FSA Insd) (c)	5.000	01/01/33	2,872,140
1,200	Chicago, IL Proj Rfdg, Ser C (NATL Insd)	5.750	01/01/16	1,264,572
715	Chicago, IL Tax Increment Alloc Santn Drain & Ship Canal, Ser A	7.750	01/01/14	715,293
1,000	Gilberts, IL Spl Svc Area No 19 Spl Tax, Ser 1 (b)	5.375	03/01/16	548,260
3,000	Hampshire, IL Spl Svc Area No 17 Spl Tax Crown Dev Proj Oakstead, Ser A	6.000	03/01/45	1,511,970

Van Kampen Municipal Income Fund
Portfolio of Investments • June 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Illinois (continued)
$5,050	Illinois Dev Fin Auth Pollutn Ctl Rev Amerencips Rfdg, Ser A (a)	5.500%	03/01/14	$4,943,596
1,000	Illinois Fin Auth Rev Advocate Hlthcare Network, Ser D	6.500	11/01/38	1,052,760
2,500	Illinois Fin Auth Rev Art Institute Chicago, Ser A	6.000	03/01/38	2,538,225
1,500	Illinois Fin Auth Rev Christian Homes Inc Rfdg, Ser A	5.750	05/15/31	1,045,230
250	Illinois Fin Auth Rev Fairview Oblig Grp Rfdg, Ser A	6.000	08/15/22	193,923
970	Illinois Fin Auth Rev Kewanee Hosp Proj	5.100	08/15/31	601,196
1,000	Illinois Fin Auth Rev Northwestern Mem Hosp, Ser A (c)	5.375	08/15/24	1,012,020
2,000	Illinois Fin Auth Rev Northwestern Mem Hosp, Ser A (c)	5.750	08/15/30	2,046,100
4,700	Illinois Fin Auth Rev Resurrection Hlthcare (FSA Insd)	5.000	05/15/15	4,854,912
5,100	Illinois Fin Auth Rev Resurrection Hlthcare (FSA Insd)	5.000	05/15/17	5,159,262
5,050	Illinois Fin Auth Rev Resurrection Hlthcare (FSA Insd)	5.000	05/15/18	5,041,466
1,000	Illinois Fin Auth Rev Rfdg Fairview Oblig Grp, Ser A	5.500	08/15/18	824,560
1,500	Illinois Fin Auth Rev Rfdg Fairview Oblig Grp, Ser A	6.125	08/15/28	1,106,910

Van Kampen Municipal Income Fund
Portfolio of Investments • June 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Illinois (continued)
$2,500	Illinois Fin Auth Rev Rush Univ Med Ctr Oblig Grp, Ser A	7.250%	11/01/38	$2,718,750
2,000	Illinois Fin Auth Rev Sherman Hlth Sys, Ser 2007-A	5.500	08/01/37	1,479,760
1,745	Illinois Fin Auth Rev Silver Cross Hosp & Med Rfdg	6.000	08/15/23	1,640,457
5,000	Illinois St, Ser 1 (FSA Insd)	5.250	12/01/21	5,174,450
1,500	Metropolitan Pier & Expo Auth IL Dedicated St Tax McCormick Pl Expn Proj A Rfdg	5.500	06/15/27	1,500,375
9,250	Metropolitan Pier & Expo Auth IL Dedicated St Tax Rev Cap Apprec McCormick Rfdg (NATL Insd) (d)	0/5.400	06/15/19	8,757,808
1,629	Pingree Grove Vlg, IL Spl Svc Area No 1 Spl Tax Cambridge Lakes Proj, Ser 05	5.250	03/01/15	1,305,741
1,500	Plano, IL Spl Svc Area No 6 Spl Tax Lakewood Springs Club Proj	5.800	03/01/37	786,450
549	Volo Vlg, IL Spl Svc Area No 3 Symphony Meadows Proj, Ser 1	6.000	03/01/36	326,606
425	Will-Kankakee Regl Dev Auth IL Multi-Family Hsg Rev Sr Estates Supportive Living (AMT)	7.000	12/01/42	324,373
991	Yorkville, IL Utd City Spl Svc Area Spl Tax No 2004-107 Raintree Vlg IL Proj	6.250	03/01/35	745,955

				68,921,446

Van Kampen Municipal Income Fund
Portfolio of Investments • June 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Indiana 1.4%
$500	Indiana Hlth & Ed Fac Fin Auth Hosp Rev Cmnty Fndtn Northwest IN	5.500%	03/01/22	$475,860
1,800	Indiana Hlth Fac Fin Auth Rev Hoosier Care Proj, Ser A (b)	7.125	06/01/34	1,451,232
3,000	Indiana Muni Pwr Agy Pwr Supply Indiana Muni Pwr Agy, Ser B	6.000	01/01/39	3,078,600
1,500	Indianapolis, IN Arpt Auth Rev Rfdg Spl Fac Fed Ex Corp Proj (AMT)	5.100	01/15/17	1,360,905
550	Indianapolis, IN Loc Pub Impt Ser D	6.750	02/01/14	610,637
140	Saint Joseph Cnty, IN Redev Dist Tax Increment Rev, Ser B (b)	*	06/30/11	120,312
140	Saint Joseph Cnty, IN Redev Dist Tax Increment Rev, Ser B (b)	*	06/30/12	111,429
135	Saint Joseph Cnty, IN Redev Dist Tax Increment Rev, Ser B (b)	*	06/30/13	99,494
130	Saint Joseph Cnty, IN Redev Dist Tax Increment Rev, Ser B (b)	*	06/30/14	88,743
130	Saint Joseph Cnty, IN Redev Dist Tax Increment Rev, Ser B (b)	*	06/30/15	82,187
135	Saint Joseph Cnty, IN Redev Dist Tax Increment Rev, Ser B (b)	*	06/30/16	79,049

Van Kampen Municipal Income Fund
Portfolio of Investments • June 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Indiana (continued)
$225	Saint Joseph Cnty, IN Redev Dist Tax Increment Rev, Ser B (b)	*	06/30/17	$122,013
1,500	Vigo Cnty, IN Hosp Auth Rev Union Hosp Inc (e)	5.500%	09/01/27	1,152,645

				8,833,106

	Iowa 1.4%
1,860	Altoona, IA Urban Renewal Tax Increment Rev Annual Appropriation	6.000	06/01/34	1,737,203
1,125	Coralville, IA Ctf Partn, Ser D	5.250	06/01/26	1,084,635
1,100	Iowa Fin Auth Hlthcare Fac Rev Madrid Home Proj	5.750	11/15/24	810,392
2,400	Iowa Fin Auth Hosp Fac Rev Trinity Regl Hosp Proj (FSA Insd)	5.750	07/01/17	2,400,360
1,000	Jefferson Cnty, IA Hosp Rev Jefferson Cnty Hosp Proj, Ser C	5.950	08/01/37	681,080
225	Sibley, IA Hlthcare Fac Rev Osceola Cmnty Hosp Proj	6.000	12/01/37	153,531
1,000	Tobacco Settlement Auth IA Tob Settlement Rev, Ser C	5.375	06/01/38	595,350
2,050	Tobacco Settlement Auth IA Tob Settlement Rev, Ser C	5.625	06/01/46	1,235,248

				8,697,799

	Kansas 1.2%
1,000	Burlington, KS Environmental Impt Rev KC Pwr LT Rfdg, Ser B (Syncora Gtd) (a)	5.000	12/01/23	1,015,260
1,500	Kansas St Dev Fin Auth Hosp Rev Adventist Hlth (k)	5.500	11/15/29	1,498,065

Van Kampen Municipal Income Fund
Portfolio of Investments • June 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Kansas (continued)
$850	Labette Cnty, KS Hosp Rev Rfdg & Impt, Ser A	5.750%	09/01/37	$702,499
3,000	Lenexa, KS Hlthcare Fac Rev Rfdg & Impt	5.500	05/15/39	1,990,800
1,600	Manhattan, KS Hlthcare Fac Rev Meadowlark Hills Retirement, Ser A	5.000	05/15/24	1,231,184
1,000	Manhattan, KS Hlthcare Fac Rev Meadowlark Hills Retirement, Ser A	5.000	05/15/36	665,260
400	Manhattan, KS Hlthcare Fac Rev Meadowlark Hills Retirement, Ser B	5.125	05/15/42	271,644

				7,374,712

	Kentucky 1.6%
3,000	Kentucky Econ Dev Fin Auth Hosp Fac Rev Baptist Hlthcare Sys, Ser A	5.375	08/15/24	3,102,810
1,000	Kentucky Econ Dev Fin Auth Hosp Fac Rev Baptist Hlthcare Sys, Ser A	5.625	08/15/27	1,039,450
4,000	Kentucky Econ Dev Fin Auth Louisville Arena Proj Rev Sub, Ser A-1 (AGL Insd)	6.000	12/01/33	4,116,560
2,000	Paducah, KY Elec Plt Brd Rev, Ser A (AGL Insd)	5.250	10/01/35	2,011,960

				10,270,780

	Louisiana 0.9%
1,364	Lakeshore Vlg Master Cmnty Dev Dist LA Spl Assmt	5.250	07/01/17	1,060,537
1,000	New Orleans, LA Aviation Brd Rev Rfdg Restructuring Garbs, Ser A-1 (AGL Insd)	6.000	01/01/23	1,030,650

Van Kampen Municipal Income Fund
Portfolio of Investments • June 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Louisiana (continued)
$1,550	Rapides Fin Auth LA Rev Cleco Pwr Proj (AMT) (a)	5.250%	11/01/37	$1,512,087
2,000	Rapides Fin Auth LA Rev Cleco Pwr Proj (AMT) (a)	6.000	10/01/38	2,021,140

				5,624,414

	Maryland 1.8%
1,000	Baltimore, MD Spl Oblig Spc Oblig, Ser A	7.000	09/01/38	777,630
4,500	Gaithersburg, MD Econ Dev Rev Asbury MD Oblig Group A	5.125	01/01/36	3,208,005
2,000	Howard Cnty, MD Retirement Cmnty Vantage House Fac Rfdg, Ser B	5.250	04/01/37	1,217,080
3,105	Maryland St Cmnty Dev Admin Dept Hsg & Cmnty Dev, Ser H (AMT)	5.050	09/01/32	3,033,057
2,000	Maryland St Trans Auth Grant & Rev Antic	5.250	03/01/20	2,279,100
1,550	Prince Georges Cnty, MD Spl Oblig Natl Harbor Proj	5.200	07/01/34	1,090,813

				11,605,685

	Massachusetts 1.0%
1,000	Massachusetts St College Bldg, Ser A	5.500	05/01/39	1,021,250
2,400	Massachusetts St Dev Fin Agy Rev Linden Ponds Inc Fac, Ser A	5.750	11/15/35	1,535,064
2,000	Massachusetts St Dev Fin Agy Solid Waste Disp Rev Dominion Energy Brayton Rfdg, Ser 1 (a)	5.750	12/01/42	2,029,380

Van Kampen Municipal Income Fund
Portfolio of Investments • June 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Massachusetts (continued)
$400	Massachusetts St Hlth & Ed Fac Auth Rev Bal Structured Ylg, Ser G (NATL Insd) (a)	5.000%	07/01/13	$400,308
2,000	Massachusetts St Hlth & Ed Fac Auth Rev Univ MA Mem Issue, Ser D	5.000	07/01/33	1,523,040

				6,509,042

	Michigan 2.7%
2,000	Detroit, MI Wtr Supply Sys Rfdg Second Lien, Ser C (FSA Insd)	5.000	07/01/26	1,894,680
2,350	Iron River, MI Hosp Fin Auth Rfdg Iron Cnty Cmnty Hosp	6.000	05/15/20	1,993,622
650	Kent Hosp Fin Auth MI Rev Spectrum Hlth, Ser A (a)	5.250	01/15/47	661,531
375	Kent Hosp Fin Auth MI Rev Spectrum Hlth, Ser A (a)	5.500	01/15/47	384,698
5,000	Michigan St Strategic Fd Ltd Oblig Rev Detroit Edison Co Proj Rfdg, Ser C (Syncora Gtd) (AMT)	5.450	12/15/32	4,271,000
1,710	Michigan St Strategic Fd Solid Genesee Pwr Stad Proj Rfdg (AMT)	7.500	01/01/21	1,407,091
2,000	Michigan Tob Settlement Fin Auth Tob Settlement Asset Sr, Ser A	6.000	06/01/48	1,211,580
5,000	Western Townships MI Util Rfdg, Ser A (MBIA Insd)	5.250	01/01/16	5,089,500

				16,913,702

	Minnesota 1.5%
450	Chisago, MN Hlthcare Fac Rev CDL Homes LLC Proj	6.000	08/01/42	329,647

Van Kampen Municipal Income Fund
Portfolio of Investments • June 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Minnesota (continued)
$1,000	Columbia Heights, MN Multi-Family & Hlthcare Fac Rev Rfdg Crest View Corp Proj A	5.700%	07/01/42	$696,150
380	Duluth, MN Hsg & Redev Auth Hlthcare & Hsg Rev Benedictine Hlth Ctr Proj	5.700	11/01/22	296,913
750	Duluth, MN Hsg & Redev Auth Hlthcare & Hsg Rev Benedictine Hlth Ctr Proj	5.875	11/01/33	548,827
550	Inver Grove Heights, MN Presbyterian Homes Care Rfdg	5.500	10/01/33	392,618
1,000	Meeker Cnty, MN Gross Rev Hosp Fac Mem Hosp Proj	5.750	11/01/37	812,870
3,000	Minneapolis, MN Hlthcare Sys Rev Fairview Hlth Svc, Ser A	6.750	11/15/32	3,152,700
2,000	Minneapolis, MN Hsg & Hlthcare Fac Rev Providence Proj Rfdg, Ser A	5.625	10/01/27	1,476,900
150	North Oaks, MN Sr Hsg Rev Presbyterian Homes North Oaks	6.000	10/01/27	128,268
2,000	Saint Paul, MN Hsg & Redev Auth Hlthcare Fac Rev Hlth Partners Oblig Grp Proj	5.250	05/15/36	1,619,520

				9,454,413

	Mississippi 0.3%
2,000	Mississippi Business Fin Corp MS Pollutn Ctl Rev Sys Energy Res Inc Proj	5.875	04/01/22	1,819,040

Van Kampen Municipal Income Fund
Portfolio of Investments • June 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Missouri 4.2%
$2,150	Cape Girardeau Cnty, MO Indl Dev St Francis Med Ctr	5.750%	06/01/39	$2,137,723
1,000	Carthage, MO Hosp Rev	5.750	04/01/22	758,730
1,000	Carthage, MO Hosp Rev	5.875	04/01/30	712,820
3,000	Kansas City, MO Indl Dev Auth Plaza Lib Proj	6.000	03/01/16	2,789,850
500	Kansas City, MO Tax Increment Fin Comm Kansas City MO Maincor Proj, Ser A	5.250	03/01/18	420,825
670	Maryland Heights, MO Tax Increment Rev South Heights Redev Proj Rfdg, Ser A	5.500	09/01/18	570,498
2,275	Missouri Jt Muni Elec Util Comnty Pwr Proj Rev Plum Point Proj (NATL Insd)	5.000	01/01/26	2,056,441
2,700	Missouri St Environmental Impt & Energy Res Auth KC Pwr & LT Co Proj (AMT) (a)	4.900	05/01/38	2,662,092
1,200	Missouri St Hlth & Ed Fac Auth Rev Sr Living Fac Lutheran Rfdg, Ser B	5.125	02/01/27	932,808
3,325	Raytown, MO Annual Raytown Live Redev Plan Proj 1	5.125	12/01/31	3,088,526
1,300	Saint Louis Cnty, MO Indl Dev Auth Hlth Fac Rev Ranken Jordan Proj Rfdg	5.000	11/15/35	752,219
1,000	Saint Louis Cnty, MO Indl Dev Auth Sr Living Fac Rev Friendship Vlg West Cnty, Ser A	5.375	09/01/21	894,660

Van Kampen Municipal Income Fund
Portfolio of Investments • June 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Missouri (continued)
$3,000	Saint Louis Cnty, MO Indl Dev Auth Sr Living Fac Rev Friendship Vlg West Cnty, Ser A	5.500%	09/01/28	$2,457,750
500	Saint Louis Cnty, MO Indl Dev Auth Sr Living Fac Rev Saint Andrews Res for Srs, Ser A	6.375	12/01/30	390,090
1,250	Saint Louis Cnty, MO Indl Dev Auth Sr Living Fac Rev Saint Andrews Res for Srs, Ser A	6.375	12/01/41	900,875
450	Saint Louis, MO Indl Dev Auth Tax Increment & Cmnty Impt Dist Loughborough Com Redev Rfdg	5.750	11/01/27	348,588
110	Saint Louis, MO Tax Increment Rev Scullin Redev Area, Ser A	10.000	08/01/10	113,992
2,600	Springfield, MO Pub Bldg Corp Leasehold Rev, Ser B (AMBAC Insd) (AMT)	4.550	07/01/29	2,159,482
2,920	Springfield, MO Pub Bldg Corp Leasehold Rev, Ser B (AMBAC Insd) (AMT)	4.600	07/01/36	2,279,031

				26,427,000

	Nebraska 0.3%
1,000	Municipal Energy Agy of NE Pwr Supply Sys Rev Rfdg, Ser A (BHAC Insd)	5.375	04/01/39	1,039,550
1,000	University NB Univ Rev Lincoln Student Fees & Fac, Ser A	5.250	07/01/39	1,009,680

				2,049,230

Van Kampen Municipal Income Fund
Portfolio of Investments • June 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Nevada 0.5%
$70	Clark Cnty, NV Indl Dev Rev Southwest Gas Corp Proj, Ser A (BHAC Insd) (AMT)	4.750%	09/01/36	$54,907
655	Mesquite, NV Spl Impt Dist No 07-01 Loc Impt-Anthem at Mesquite	5.850	08/01/18	513,415
560	Mesquite, NV Spl Impt Dist No 07-01 Loc Impt-Anthem at Mesquite	6.000	08/01/27	365,327
2,490	Reno, NV Hosp Rev Renown Regl Med Ctr Proj, Ser A	5.250	06/01/37	2,010,028

				2,943,677

	New Hampshire 0.8%
460	New Hampshire St Business Fin Auth Elec Fac Rev Plymouth Cogeneration (AMT) (Acquired 6/29/93, Cost $450,235) (b)(i)	7.750	06/01/14	444,176
3,250	New Hampshire St Business Fin Auth Pollutn Ctl Rev Utd Illum Co Proj (AMT) (a)	7.125	07/01/27	3,344,347
1,000	New Hampshire St Business Fin Auth Rev Alice Peck Day Hlth Sys, Ser A (Prerefunded @ 10/01/09)	6.875	10/01/19	1,035,650

				4,824,173

	New Jersey 5.1%
375	Burlington Cnty, NJ Brdg Cmnty Econ Dev Rev The Evergreens Proj	5.625	01/01/38	251,602
3,000	Landis, NJ Sew Auth Swr Rev (NATL Insd) (l)	9.535	09/19/19	3,777,060
2,045	Middlesex Cnty, NJ Util Auth Swr Rev Rfdg, Ser A (NATL Insd)	6.250	08/15/10	2,100,972

Van Kampen Municipal Income Fund
Portfolio of Investments • June 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New Jersey (continued)
$1,235	New Jersey Econ Dev Auth Cig Tax	5.750%	06/15/34	$947,443
750	New Jersey Econ Dev Auth Ret Cmnty Rev Seabrook Vlg Inc Fac Rfdg	5.250	11/15/26	572,842
2,355	New Jersey Hlthcare Fac Fin Auth Rev Saint Josephs Hlthcare Sys	5.750	07/01/15	2,175,266
1,000	New Jersey Hlthcare Fac Fin Auth Rev Saint Peters Univ Hosp Oblig	5.750	07/01/37	806,170
1,000	New Jersey St Higher Ed Assist, Ser A	5.625	06/01/30	1,003,340
3,000	New Jersey St Hsg & Mtg Fin Agy Rev, Ser AA	6.375	10/01/28	3,252,570
4,025	New Jersey St Hsg & Mtg Fin Agy Rev Single Family Hsg, Ser X (AMT)	5.100	10/01/23	4,017,393
565	New Jersey St Tpk Auth Tpk Rev, Ser C (MBIA Insd)	6.500	01/01/16	664,254
2,725	New Jersey St Tpk Auth Tpk Rev, Ser C (MBIA Insd) (f)	6.500	01/01/16	3,136,257
5,710	New Jersey St Trans Corp Ctf Fed Trans Admin Gnt, Ser A (AMBAC Insd)	5.750	09/15/10	5,750,598
2,000	Tobacco Settlement Fin Corp NJ, Ser 1-A	4.750	06/01/34	1,160,720
5,550	Tobacco Settlement Fin Corp NJ, Ser 1-A	5.000	06/01/41	3,036,627

				32,653,114

Van Kampen Municipal Income Fund
Portfolio of Investments • June 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New Mexico 0.2%
$1,000	New Mexico St Hosp Equip Ln Council Hosp Rev Presbyterian Hlthcare Svc, Ser A (c)	6.375%	08/01/32	$1,058,205

	New York 5.7%
5,000	Long Island Pwr Auth NY Elec Sys Rev Gen, Ser A	6.000	05/01/33	5,437,050
5,000	Metropolitan Trans Auth NY Rev, Ser B (NATL Insd)	5.250	11/15/18	5,231,400
2,500	New York City Indl Dev Agy Civic Fac Rev Polytechnic Univ Proj (ACA Insd)	5.250	11/01/37	1,964,975
3,000	New York City Indl Dev Agy Rev Liberty 7 World Trade Ctr, Ser A	6.250	03/01/15	2,619,450
2,845	New York City, Ser B (NATL Insd)	5.875	08/01/15	3,001,418
2,000	New York City Transitional Fin Auth Bldg Aid Rev Fiscal 2009, Ser S-3	5.250	01/15/39	1,996,960
750	New York Liberty Dev Corp Rev Natl Sports Museum Proj, Ser A (Acquired 8/07/06, Cost $750,000) (b)(h)(i)	6.125	02/15/19	750
2,500	New York St Energy Resh & Dev Auth Gas Fac Reg (l)	11.210	04/01/20	2,535,525
3,000	New York St Energy Resh & Dev Auth Gas Fac Rev Brooklyn Union Gas, Ser B (AMT) (l)	12.702	07/01/26	3,006,150

Van Kampen Municipal Income Fund
Portfolio of Investments • June 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New York (continued)
$1,545	New York St Environmental Fac Corp St Clean Wtr & Drinking Revolving Fd Muni Wtr Fin, Ser C	5.000%	06/15/21	$1,662,791
2,000	New York St Twy Auth St Pers Income Tax Rev Trans, Ser A (c)	5.000	03/15/28	2,047,780
6,000	Port Auth NY & NJ Cons One Hundred Forty Fourth (c)	5.000	10/01/35	6,021,270
1,300	Seneca Nation Indians Cap Impt Auth NY Spl Oblig, Ser A (e)	5.000	12/01/23	843,440

				36,368,959

	North Carolina 0.4%
1,100	North Carolina Med Care Commn Hlthcare Fac Rev First Mtg Salemtowne Proj Rfdg	5.100	10/01/30	707,817
1,100	North Carolina Med Care Commn Hlthcare Fac Rev Wake Med, Ser A (AGL Insd)	5.625	10/01/38	1,118,117
1,000	North Carolina Med Care Commn Retirement Fac Rev First Mtg Southminster Proj, Ser A	5.625	10/01/27	762,520

				2,588,454

	North Dakota 0.4%
1,000	Grand Forks, ND Sr Hsg Rev 4000 Vly Square Proj Rfdg	5.200	12/01/26	712,480
1,025	Ward Cnty, ND Hlthcare Fac Rev Trinity Obligated Group Rfdg	5.125	07/01/25	842,601

Van Kampen Municipal Income Fund
Portfolio of Investments • June 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	North Dakota (continued)
$1,000	Ward Cnty, ND Hlthcare Fac Rev Trinity Obligated Group Rfdg	5.125%	07/01/29	$785,370

				2,340,451

	Ohio 5.6%
3,340	Adams Cnty Hosp Fac Impt Rev Adams Cnty Hosp Proj (b)	6.250	09/01/20	2,536,530
4,400	Buckeye, OH Tob Settlement Fin Auth Asset Bkd Sr Turbo, Ser A-2	5.875	06/01/30	3,126,816
1,385	Buckeye, OH Tob Settlement Fin Auth Asset Bkd Sr Turbo, Ser A-2	5.875	06/01/47	782,802
500	Cuyahoga Cnty, OH Hlthcare & Indpt Living Fac Rev Eliza Jennings Sr Care, Ser A	5.750	05/15/27	355,095
6,000	Hamilton Cnty, OH Hlthcare Rev Life Enriching Cmnty Proj Rfdg, Ser A	5.000	01/01/37	3,894,480
4,810	Lorain Cnty, OH Hosp Rev Fac Catholic, Ser H (AGL Insd)	5.000	02/01/24	4,930,971
1,750	Ohio St Air Quality Dev Auth Rev Pollutn Ctl First Energy Rfdg, Ser C	5.625	06/01/18	1,756,965
3,000	Ohio St Higher Ed Fac Commn Rev Hosp Univ Hosp Hlth Sys Inc, Ser A (BHAC Insd)	5.250	01/15/46	3,014,760
4,000	Ohio St Higher Ed Fac Commn Rev Univ Hosp Hlth Sys 2009, Ser A	6.750	01/15/39	4,099,840

Van Kampen Municipal Income Fund
Portfolio of Investments • June 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Ohio (continued)
$2,865	Ohio St Hsg Fin Agy Residential Mtg Rev Mtg Bkd Sec Prog, Ser D (GNMA Collateralized) (AMT) (c)	5.300%	09/01/28	$2,817,427
5,045	Ohio St Hsg Fin Agy Residential Mtg Rev Mtg Bkd Sec Prog, Ser D (GNMA Collateralized) (AMT) (c)	5.400	03/01/33	4,958,655
1,000	Ohio St Wtr Dev Auth Pollutn Rfdg First Energy, Ser A (a)	5.875	06/01/33	1,020,880
1,750	Ohio St Wtr Dev Auth Solid Waste Rev Allied Waste Inc Proj, Ser A (AMT)	5.150	07/15/15	1,665,703
1,000	Tuscarawas Cnty, OH Hosp Fac Rev Twin City Hosp Proj	6.100	11/01/22	838,660

				35,799,584

	Oklahoma 1.0%
1,050	Chickasaw Nation, OK Hlth Sys (e)	6.250	12/01/32	881,234
1,340	Grand River Dam Auth OK Rev, Ser A (BHAC Insd)	5.000	06/01/21	1,463,293
1,340	Grand River Dam Auth OK Rev, Ser A (BHAC Insd)	5.000	06/01/22	1,453,779
2,275	Grand River Dam Auth OK Rev, Ser A (BHAC Insd)	5.000	06/01/23	2,452,678
135	Oklahoma Hsg Fin Agy Single Family Rev Mtg (GNMA Collateralized) (AMT)	7.997	08/01/18	145,739

				6,396,723

	Oregon 0.3%
2,230	Clackamas Cnty, OR Hosp Fac Legacy Hlth Sys, Ser A	5.500	07/15/35	2,217,713

	Pennsylvania 1.1%
2,000	Allegheny Cnty, PA Hosp Dev Auth Rev Hlth Sys West PA, Ser A	5.000	11/15/28	1,253,080

Van Kampen Municipal Income Fund
Portfolio of Investments • June 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Pennsylvania (continued)
$1,885	Montgomery Cnty, PA Indl Dev Auth Rev Mtg Whitemarsh Continuing Care	6.250%	02/01/35	$1,223,403
1,750	Pennsylvania Econ Dev Fin Auth Exempt Fac Rev Exelon Generation, Ser A (a)	5.000	12/01/42	1,756,527
1,000	Pennsylvania Hsg Fin Agy Single Family Mtg Rev, Ser 103 (AMT)	5.700	04/01/22	1,041,700
2,000	Pennsylvania St Tpk Com Tpk Rev Sub, Ser A (AGL Insd)	5.000	06/01/39	2,001,460

				7,276,170

	Rhode Island 0.5%
1,075	Rhode Island Hsg & Mtg Fin Corp Homeownership Oppty, Ser 57-B (AMT)	5.350	10/01/37	1,023,830
1,810	Rhode Island St Econ Dev Corp Arpt Rev, Ser A (AGL Insd) (AMT)	5.250	07/01/28	1,730,360
255	Rhode Island St Econ Dev Corp Rev	7.250	07/01/10	253,003

				3,007,193

	South Carolina 1.6%
700	Piedmont Muni Pwr Agy SC Elec Rev Rfdg	5.000	01/01/25	654,101
2,000	Piedmont Muni Pwr Agy SC Elec Rev, Ser A-2	5.000	01/01/24	1,895,220
500	South Carolina Jobs Econ Dev Auth Hlth Fac Rev First Mtg Wesley Commons Rfdg	5.125	10/01/26	347,060
500	South Carolina Jobs Econ Dev Auth Hlthcare Fac Rev First Mtg Lutheran Homes Rfdg	5.000	05/01/12	486,275

Van Kampen Municipal Income Fund
Portfolio of Investments • June 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	South Carolina (continued)
$200	South Carolina Jobs Econ Dev Auth Hlthcare Fac Rev First Mtg Lutheran Homes Rfdg	5.000%	05/01/15	$176,426
500	South Carolina Jobs Econ Dev Auth Hlthcare Fac Rev First Mtg Lutheran Homes Rfdg	5.125	05/01/13	470,850
1,000	South Carolina Jobs Econ Dev Auth Rev Woodlands at Furman Proj, Ser A	6.000	11/15/27	750,370
1,000	South Carolina Jobs Econ Dev Auth Hosp Rev Rfdg & Impt Anmed Hlth, Ser B (AGL Insd)	5.000	02/01/19	1,023,750
2,000	South Carolina Jobs Econ Dev Auth Hosp Rev Rfdg & Impt Anmed Hlth, Ser B (AGL Insd)	5.375	02/01/29	1,993,900
2,000	South Carolina St Pub Svc Auth Santee Cooper, Ser A	5.500	01/01/38	2,098,040
555	Tobacco Settlement Rev Mgmt Auth SC Tob Settlement Rev Rfdg	5.000	06/01/18	554,978

				10,450,970

	Tennessee 1.0%
1,000	Chattanooga, TN Hlth Ed & Hsg Fac Brd Rev CDFI Phase I LLC Proj Rfdg, Ser A	5.000	10/01/25	750,040
4,000	Elizabethton, TN Hlth & Ed Fac Brd Rev Rfdg, Ser B (NATL Insd) (Prerefunded @ 7/01/12)	7.750	07/01/29	4,630,000
1,000	Johnson City, TN Hlth & Ed Fac Brd Hosp Rev First Mtg Mtn St Hlth, Ser A	5.500	07/01/36	844,560

				6,224,600

Van Kampen Municipal Income Fund
Portfolio of Investments • June 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Texas 8.5%
$3,615	Alliance Arpt Auth Inc TX Spl Fac Rev FedEx Corp Proj Rfdg (AMT)	4.850%	04/01/21	$2,972,325
450	Angelina & Neches Riv Auth TX Indl Dev Corp Environmental Aspen Pwr LLC Proj, Ser A (AMT)	6.500	11/01/29	265,212
500	Bexar Cnty, TX Hlth Fac Dev Corp Hosp Rev Saint Luke’s Lutheran Hosp (f)	7.000	05/01/21	661,035
1,100	Brazos Riv TX Hbr Nav Dist Brazoria Cnty Environmental Dow Chemical Co Proj, Ser A-4 (AMT) (a)	5.950	05/15/33	941,765
5,000	Dallas-Fort Worth, TX Intl Arpt Rev Impt & Rfdg, Ser A (BHAC Insd) (AMT)	5.500	11/01/31	4,825,200
500	Dallas-Fort Worth, TX Intl Arpt Rev Jt, Ser C (NATL Insd) (AMT)	5.750	11/01/18	500,935
1,000	Dallas-Fort Worth, TX Intl Arpt Rev Jt, Ser C (NATL Insd) (AMT)	6.000	11/01/23	1,001,710
1,000	Harris Cnty, TX Hlth Fac Dev Corp Hosp Rev Rfdg Mem Hermann Hlthcare Sys, Ser B	7.250	12/01/35	1,076,210
2,000	Harris Cnty, TX Sr Lien Toll Rd, Ser A	5.000	08/15/38	1,981,700
1,805	Hopkins Cnty, TX Hosp Dist Hosp Rev	5.500	02/15/23	1,502,031
1,250	Lufkin, TX Hlth Fac Dev Corp Hlth Sys Rev Mem Hlth Sys East TX	5.500	02/15/37	890,762

Van Kampen Municipal Income Fund
Portfolio of Investments • June 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Texas (continued)
$3,000	McLennan Cnty, TX Pub Fac Corp Proj Rev	6.625%	06/01/35	$3,111,390
2,000	Metropolitan Hlth Fac Dev Corp TX Wilson N Jones Mem Hosp Proj	7.200	01/01/21	1,817,640
2,000	Mission, TX Econ Dev Corp Solid Waste Disp Rev Waste Mgmt Inc Proj (AMT) (a)	6.000	08/01/20	2,014,600
1,000	North TX Twy Auth Rev Rfdg Sys First Tier, Ser A	5.625	01/01/33	978,950
2,000	North TX Twy Auth Rev Sys First Tier Rfdg, Ser A	6.000	01/01/23	2,122,940
2,000	North TX Twy Auth Rev Sys First Tier Rfdg, Ser L-2 (a)	6.000	01/01/38	2,087,660
4,000	North TX Twy Auth Rev Toll 2nd Tier Rfdg, Ser F	6.125	01/01/31	4,050,160
500	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Buckner Retirement Svc Inc Proj	5.000	11/15/17	487,620
1,500	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement CC Young Mem Hom Proj	5.750	02/15/29	1,135,350
1,750	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac Buckingham Sr Living Cmnty Inc	5.750	11/15/37	1,293,180
5,000	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac Buckner Retirement Svc Inc Proj	5.250	11/15/37	4,046,700
2,200	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac CC Young Mem Home Proj	5.750	02/15/25	1,760,990

Van Kampen Municipal Income Fund
Portfolio of Investments • June 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Texas (continued)
$3,250	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Rev Christus Hlth Rfdg, Ser A (AGL Insd)	5.750%	07/01/18	$3,510,553
725	Texas St Dept Hsg & Cmnty Affairs Home Mtg Rev Coll Rfdg, Ser C-2 (GNMA Collateralized) (AMT) (l)	12.646	07/02/24	775,250
4,000	Texas St Trans Commn Mobility Fd (c)	5.000	04/01/28	4,175,480
2,000	Texas St Trans Commn Rev First Tier, Ser A	5.000	04/01/20	2,156,460
1,500	Texas Trans Commn Cent TX Tpk Sys Rev Rfdg First Tier Put (a)	5.000	08/15/42	1,518,825

				53,662,633

	Utah 2.3%
1,340	Hildale, UT Elec Rev Gas Turbine Elec Fac Proj (b)(h)	7.800	09/01/15	308,200
1,000	Hildale, UT Elec Rev Gas Turbine Elec Fac Proj (b)(h)	7.800	09/01/25	230,000
1,000	Hildale, UT Elec Rev Gas Turbine Elec Fac Proj (b)(h)	8.000	09/01/20	230,000
11,000	Salt Lake City, UT Hosp Rev IHC Hosp Inc Rfdg	6.150	02/15/12	11,773,080
1,935	Utah Hsg Corp Single Family Mtg Rev, Ser C-1 (AMT)	5.700	07/01/28	1,957,349
600	Utah St Charter Sch Fin Auth Charter Sch Rev Summit Academy, Ser A	5.800	06/15/38	435,138

				14,933,767

Van Kampen Municipal Income Fund
Portfolio of Investments • June 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Vermont 0.3%
$1,000	Vermont Econ Dev Auth Mtg Rev Wake Robin Corp Proj, Ser A	5.375%	05/01/36	$680,510
1,000	Vermont Ed & Hlth Bldg Fin Agy Rev Bennington College Proj	6.625	10/01/29	1,014,520

				1,695,030

	Virginia 0.9%
887	Farms New Kent VA Cmnty Dev Auth Spl Assmt, Ser A	5.125	03/01/36	480,781
1,300	Lexington, VA Indl Dev Auth Residential Care Fac Rev Mtg Kendal at Lexington, Ser A	5.500	01/01/37	866,333
1,000	Peninsula Town Ctr Cmnty Dev Auth VA Spl Oblig	6.450	09/01/37	729,190
2,000	Washington Cnty, VA Indl Dev Au Mtn Sts Hlth Alliance, Ser C	7.500	07/01/29	2,131,380
1,750	White Oak Vlg Shops VA Cmnty Dev Auth Spl Assmt Rev	5.300	03/01/17	1,454,075

				5,661,759

	Washington 1.1%
950	Kalispel Tribe Indians Priority Dist WA Rev	6.625	01/01/28	712,262
2,000	Seattle, WA Muni Lt & Pwr Rev Rfdg & Impt	5.750	04/01/23	2,242,940
1,000	Washington St Hlthcare Fac Auth Rev Multicare Hlth Sys, Ser A (FSA Insd)	5.250	08/15/28	1,003,530
1,100	Washington St Hsg Fin Commn Nonprofit Rev Custodial Rcpt Wesley Homes, Ser 2007-A (Acquired 5/07/08, Cost $1,100,000) (i)	6.000	01/01/27	885,423

Van Kampen Municipal Income Fund
Portfolio of Investments • June 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Washington (continued)
$2,000	Washington St, Ser A (FSA Insd)	5.000%	07/01/20	$2,112,140

				6,956,295

	West Virginia 0.3%
1,000	Harrison Cnty, WV Cnty Cmnty Solid Waste Disp Rev Allegheny Energy Rfdg, Ser D (AMT)	5.500	10/15/37	831,040
250	Ohio Cnty, WV Cnty Commn Tax Increment Rev Fort Henry Centre Fin Dist, Ser A	5.850	06/01/34	187,478
855	Pleasants Cnty, WV Pollutn Ctl Rev Cnty Comm Allegheny Rfdg, Ser F	5.250	10/15/37	744,132

				1,762,650

	Wisconsin 4.3%
2,000	Superior, WI Collateralized Util Rev Superior Wtr Lt & Pwr Proj Rfdg, Ser A (AMT)	5.375	11/01/21	1,829,940
8,125	Wisconsin Hsg & Econ Dev Auth Home Ownership Rev, Ser A (AMT)	5.300	09/01/23	8,204,869
6,000	Wisconsin Hsg & Econ Dev Auth Home Ownership Rev, Ser C (AMT) (c)	5.125	09/01/28	5,713,230
8,000	Wisconsin Hsg & Econ Dev Auth Home Ownership Rev, Ser C (AMT) (c)	5.200	09/01/28	7,416,560
2,355	Wisconsin St Gen Rev Appropriation Rev, Ser A	5.375	05/01/25	2,465,661
500	Wisconsin St Hlth & Ed Fac Auth Rev Prohlth Care Inc Oblig Grp	6.375	02/15/29	513,515

Van Kampen Municipal Income Fund
Portfolio of Investments • June 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Wisconsin (continued)
$1,000	Wisconsin St Hlth & Ed Fac Auth Rev Prohlth Care Inc Oblig Grp	6.625%	02/15/39	$1,029,640

				27,173,415

	Wyoming 0.4%
2,360	Wyoming Muni Pwr Agy Pwr Supply, Ser A	5.500	01/01/33	2,356,908

Total Long-Term Investments 105.8% (Cost $734,969,085)				670,242,968
Total Short-Term Investments 0.7% (Cost $4,800,000)				4,800,000

Total Investments 106.5% (Cost $739,769,085)				675,042,968

Liability for Floating Rate Note Obligations Related to Securities Held (8.0%) (Cost ($50,835,000))
(50,835) Notes with interest rates ranging from 0.23% to 0.70% at June 30, 2009 and contractual maturities of collateral ranging from 2023 to 2039 (g)				(50,835,000)

Total Net Investments 98.5% (Cost $688,934,085)				624,207,968

Other Assets In Excess of Liabilities 1.5%				9,480,420

Net Assets 100.0%				$633,688,388

Percentages are calculated as a percentage of net assets.

*	Zero coupon bond

(a)	Variable Rate Coupon

(b)	Security has been deemed illiquid.

(c)	Underlying security related to Inverse Floaters entered into by the Fund.

(d)	Security is a “step up” bond where the coupon increases or steps up at a predetermined date.

(e)	144A-Private Placement security which is exempt from registration under Rule 144A of the

Van Kampen Municipal Income Fund
Portfolio of Investments • June 30, 2009 (Unaudited) continued

Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(f)	Escrowed to Maturity

(g)	Floating rate notes. The interest rates shown reflect the rates in the effect at June 30, 2009.

(h)	Non-income producing security.

(i)	Security is restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 0.4% of net assets.

(j)	Interest is accruing at less than the stated coupon. Coupon is shown as stated coupon/actual coupon.

(k)	Security purchased on a when-issued or delayed delivery basis.

(l)	Inverse Floating Rate

ACA — American Capital Access
AGL — Assured Guaranty Ltd.
AMBAC — AMBAC Indemnity Corp.
AMT — Alternative Minimum Tax
BHAC — Berkshire Hathaway Assurance Corp.
FGIC — Financial Guaranty Insurance Co.
FHA — Federal Housing Administration
FSA — Financial Security Assurance Inc.
GNMA — Government National Mortgage Association
LOC — Letter of Credit
MBIA — Municipal Bond Investors Assurance Corp.
NATL — National Public Finance Guarantee Corp.
Security Valuation Municipal bonds are valued by independent pricing services or dealers using the mean of the bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.
Fair Value Measurements The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157), effective October 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market

Van Kampen Municipal Income Fund
Portfolio of Investments • June 30, 2009 (Unaudited) continued

for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1	—	quoted prices in active markets for identical investments
Level 2	—	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund’s investments carried at value.

	Level 1	Level 2	Level 3

		Other
		Significant	Significant
	Quoted	Observable	Unobservable
Investment Type	Prices	Inputs	Inputs	Total

Assets
Municipal Bonds
Issued by states of the United States and Political Subdivision of the United States	$—	$670,242,968	$—	$670,242,968
Short-Term Investments	—	4,800,000	—	4,800,000

Total Assets	$—	$675,042,968	$—	$675,042,968

Van Kampen New York Tax Free Income Fund
Portfolio of Investments — June 30, 2009 (Unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Municipal Bonds 101.9%
	New York 96.8%
$2,000	Albany, NY Indl Dev Agy Civic Fac Rev Albany Law Sch Univ, Ser A	5.000%	07/01/31	$1,629,340
600	Albany, NY Indl Dev Agy Civic Fac Rev Saint Peters Hosp Proj, Ser A	5.250	11/15/32	479,400
400	Albany, NY Indl Dev Agy Civic Fac Rev Saint Peters Hosp Proj, Ser D	5.750	11/15/27	358,592
1,290	Albany, NY Indl Dev Agy Indl Dev Rev Albany College of Pharmacy, Ser A	5.625	12/01/34	999,673
1,200	Broome Cnty, NY Indl Dev Agy Continuing Care Retirement Good Shepard Vlg, Ser A	6.875	07/01/40	955,680
395	Dutchess Cnty, NY Indl Dev Agy Civic Fac Rev Elant Fishkill Inc, Ser A	5.250	01/01/37	244,489
1,000	East Rochester, NY Hsg Auth Rev Sr Living Woodland Vlg Proj Rfdg	5.500	08/01/33	658,040
1,530	Hempstead Town, NY Indl Dev Adelphi Univ Civic Fac	5.000	10/01/35	1,444,519
1,250	Hempstead Town, NY Indl Dev Adelphi Univ Civic Fac	5.750	06/01/22	1,284,637
1,290	Islip, NY Res Recovery Agy Res 1985 Fac, Ser E (FSA Insd) (AMT)	5.750	07/01/22	1,308,602
1,000	Livingston Cnty, NY Indl Dev Agy Civic Fac Rev Nicholas H Noyes Mem Hosp	6.000	07/01/30	720,960

Van Kampen New York Tax Free Income Fund
Portfolio of Investments — June 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New York (continued)
$355	Long Island Pwr Auth NY Elec Sys Rev Gen, Ser A (BHAC Insd)	5.500%	05/01/33	$378,292
700	Long Island Pwr Auth NY Elec Sys Rev, Ser A	5.000	04/01/23	705,320
750	Long Island Pwr Auth NY Elec Sys Rev, Ser A (AMBAC Insd)	5.000	09/01/34	715,365
1,000	Madison Cnty, NY Indl Dev Agy Civic Fac Rev Colgate Univ Proj, Ser A (AMBAC Insd)	5.000	07/01/35	985,680
1,000	Metropolitan Trans Auth NY Dedicated Tax Fd, Ser B	5.000	11/15/34	985,520
750	Metropolitan Trans Auth NY Rev Rfdg, Ser A (AMBAC Insd)	5.500	11/15/19	770,692
1,000	Monroe Cnty, NY Indl Dev Agy Nazareth College Rochester Proj (NATL Insd)	5.250	10/01/21	1,000,210
1,320	Montgomery Cnty, NY Indl Dev Agy Lease Rev HFM Boces, Ser A (Syncora Gtd)	5.000	07/01/34	1,075,536
750	Nassau Cnty, NY Gen Impt, Ser C (AGL Insd) (a)	5.000	10/01/27	768,082
2,000	Nassau Cnty, NY Indl Dev Agy Continuing Care Retirement Amsterdam at Harborside, Ser A	6.700	01/01/43	1,525,460
1,500	New York City Hlth & Hosp Corp Rev Hlth Sys, Ser A (FSA Insd)	5.500	02/15/18	1,563,645

Van Kampen New York Tax Free Income Fund
Portfolio of Investments — June 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New York (continued)
$1,000	New York City Hlth & Hosp Corp Rev Hlth Sys, Ser A (FSA Insd)	5.500%	02/15/19	$1,038,870
2,000	New York City Hsg Dev Corp Multi-Family Hsg Rev, Ser B1 (AMT)	5.150	11/01/37	1,880,840
750	New York City Hsg Dev Corp Multi-Family Hsg Rev, Ser E1 (AMT)	5.350	11/01/37	716,295
1,000	New York City Hsg Dev Corp Multi-Family Hsg Rev, Ser K (AMT)	5.000	11/01/37	912,540
1,000	New York City Indl Dev Agy Civic Fac Rev Polytechnic Univ Proj (ACA Insd)	5.250	11/01/37	785,990
1,405	New York City Indl Dev Agy Fac Rev Royal Charter-NY Presbyterian (FSA Insd)	5.375	12/15/16	1,537,969
500	New York City Indl Dev Agy Rev Liberty 7 World Trade Ctr, Ser A	6.250	03/01/15	436,575
500	New York City Indl Dev Agy Rev Liberty 7 World Trade Ctr, Ser A	6.500	03/01/35	359,705
1,125	New York City Indl Dev Agy Rev Liberty Iac/Interactive Corp.	5.000	09/01/35	700,718
1,000	New York City Indl Dev Agy Rev Queens Baseball Stadium-Pilot (AGL Insd)	6.500	01/01/46	1,089,850
1,000	New York City Indl Dev Agy Spl Fac Rev NY Stk Exchange Proj, Ser A	5.000	05/01/25	1,003,790

Van Kampen New York Tax Free Income Fund
Portfolio of Investments — June 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New York (continued)
$2,000	New York City Indl Dev Agy Spl Fac Rev Term One Group Assn Proj (AMT) (b)	5.500%	01/01/20	$1,890,160
4,000	New York City Muni Fin Auth Wtr & Swr Sys Rev, Ser D (c)	5.000	06/15/37	3,964,260
1,000	New York City Muni Wtr Fin Auth Wtr & Swr Rev, Ser FF-2	5.500	06/15/40	1,049,630
500	New York City Muni Wtr Fin, Ser B	6.000	06/15/33	526,595
1,000	New York City, Ser F1	5.500	11/15/28	1,045,370
960	New York City Tr Cultural Res Rev American Museum Nat History, Ser A (NATL Insd) (c)	5.000	07/01/44	930,715
500	New York City Transitional Fin Auth Bldg Aid Rev Fiscal 2009, Ser S-1	5.500	07/15/38	508,175
500	New York City Transitional Fin Auth Bldg Aid Rev Fiscal 2009, Ser S-3	5.250	01/15/39	499,240
600	New York City Transitional Future Tax Secd, Ser B	5.500	02/01/15	641,076
750	New York Liberty Dev Corp Rev Natl Sports Museum Proj, Ser A (Acquired 08/07/06, Cost $750,000) (e)(f)(g)	6.125	02/15/19	750
2,000	New York St Dorm Auth Rev Catholic Hlth L.I. Oblig Group	5.000	07/01/27	1,697,540
1,000	New York St Dorm Auth Rev City Univ Cons Third, Ser 1 (FGIC Insd)	5.250	07/01/25	1,002,030
920	New York St Dorm Auth Rev City Univ Rfdg, Ser D (FSA Insd)	5.750	07/01/12	961,980

Van Kampen New York Tax Free Income Fund
Portfolio of Investments — June 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New York (continued)
$650	New York St Dorm Auth Rev City Univ Sys Cons, Ser A	5.625%	07/01/16	$708,903
850	New York St Dorm Auth Rev City Univ Sys Cons, Ser B	6.000	07/01/14	913,478
1,890	New York St Dorm Auth Rev Dept Ed	5.250	07/01/21	1,984,368
1,000	New York St Dorm Auth Rev Insd Brooklyn Law Sch, Ser B (Syncora Gtd)	5.375	07/01/23	971,750
1,040	New York St Dorm Auth Rev Insd NY St Rehab Assn, Ser A (AMBAC Insd)	5.500	07/01/15	1,123,678
1,250	New York St Dorm Auth Rev Mem Sloan Kettering Cancer Center (NATL Insd)	5.500	07/01/23	1,374,025
1,200	New York St Dorm Auth Rev Miriam Osborn Mem Home, Ser B (ACA Insd)	6.375	07/01/29	1,044,000
2,000	New York St Dorm Auth Rev Non St Supported Debt Cornell Univ, Ser C	7.500	04/01/39	2,334,560
1,500	New York St Dorm Auth Rev Non St Supported Debt Court Fac Lease NYC Issue, Ser A (AMBAC Insd)	5.500	05/15/30	1,547,085
1,000	New York St Dorm Auth Rev Non St Supported Debt L.I. Jewish, Ser A	5.000	11/01/34	901,740
1,000	New York St Dorm Auth Rev Non St Supported Debt L.I. Jewish, Ser A	5.000	11/01/26	955,260

Van Kampen New York Tax Free Income Fund
Portfolio of Investments — June 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New York (continued)
$1,000	New York St Dorm Auth Rev Non St Supported Debt Mt Sinai NYU Hlth, Ser C	5.500%	07/01/26	$999,900
1,000	New York St Dorm Auth Rev Non St Supported Debt NY University, Ser C	5.000	07/01/38	990,920
1,500	New York St Dorm Auth Rev Non St Supported Debt NYU Hosp Ctr, Ser A	5.000	07/01/36	1,210,530
1,000	New York St Dorm Auth Rev Non St Supported Debt Orange Regl Med Ctr	6.500	12/01/21	903,200
2,000	New York St Dorm Auth Rev Non St Supported Debt Providence Rest (ACA Insd)	5.250	07/01/25	1,407,740
1,000	New York St Dorm Auth Rev Non St Supported Debt Sch Dist Fin Prog, Ser C	5.000	10/01/24	1,020,030
1,000	New York St Dorm Auth Rev Sec Hosp North Gen Hosp Rfdg	5.750	02/15/18	1,045,440
1,000	New York St Dorm Auth Rev Sec Insd NY Univ Insd, Ser 1 (AMBAC Insd)	5.500	07/01/31	1,101,830
1,000	New York St Dorm Auth Rev St Supported Debt Lease St Univ Dorm Fac, Ser A	5.000	07/01/25	1,012,290
500	New York St Dorm Auth Rev St Supported Debt Mental Hlth Svc Fac Impt, Ser A (FSA Insd)	5.000	02/15/27	508,530

Van Kampen New York Tax Free Income Fund
Portfolio of Investments — June 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New York (continued)
$2,000	New York St Dorm Auth Rev St Supported Debt Mental Hlth Svc, Ser C (FSA Insd) (AMT)	5.250%	02/15/28	$1,912,860
500	New York St Energy Resh & Dev Auth Gas Fac Rev Brooklyn Union Gas, Ser B (AMT) (d)	12.702	07/01/26	501,025
750	New York St Environmental Fac Corp Solid Waste Disp Rev Waste Management Inc Proj, Ser A (b)	4.450	07/01/17	750,000
1,000	New York St Environmental Fac Corp St Clean Wtr & Drinking Revolving Fd Pooled Fin Pgm, Ser I	5.250	09/15/19	1,050,290
1,000	New York St Twy Auth Second, Gen Hwy & Brdg Tr Fd, Ser B	5.000	04/01/25	1,034,220
500	New York St Urban Dev Corp Rev Correctional Fac Rfdg, Ser A	5.500	01/01/14	529,485
220	Oneida Cnty, NY Indl Dev Agy Civic Fac Saint Elizabeth Med, Ser A	5.875	12/01/29	158,323
2,000	Port Auth NY & NJ Spl Oblig Rev Spl Proj JFK Intl Arpt Term 6 (NATL Insd) (AMT)	5.750	12/01/22	1,770,260
1,000	Rensselaer Cnty, NY Indl Dev Agy Indl Dev Rev Franciscan Heights LP Proj, Ser A (SONYMA Insd) (AMT) (LOC: JPMorgan Chase Bank)	5.375	12/01/36	911,380
1,000	Rockland Cnty, NY Solid Waste, Ser B (AMBAC Insd) (AMT)	5.000	12/15/23	920,550

Van Kampen New York Tax Free Income Fund
Portfolio of Investments — June 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New York (continued)
$1,000	Seneca Nation Indians Cap Impt Auth NY Spl Oblig, Ser A (h)	5.000%	12/01/23	$648,800
1,445	Suffolk Cnty, NY Indl Dev Agy Civic Fac Rev Eastrn Long Island Hosp Assn (h)	5.375	01/01/27	981,328
825	Suffolk Cnty, NY Indl Dev Agy Civic Fac Rev Family Svc League Suffolk Cnty (LOC: Fleet National Bank)	5.000	11/01/34	796,562
250	Syracuse, NY Indl Dev Agy Rev First Mtg Jewish Home, Ser A	7.375	03/01/21	231,915
1,090	Tsasc, Inc NY, Ser 1	5.000	06/01/34	742,988
3,000	Tsasc, Inc NY, Ser 1	5.125	06/01/42	1,966,590
1,000	Ulster Cnty, NY Res Recovery Agy Solid Waste Sys Rev Rfdg (AMBAC Insd)	5.250	03/01/18	1,038,790
160	Upper Mohawk Vly Regl Wtr Fin Auth NY Wtr Sys Rev (AMBAC Insd)	5.750	04/01/20	165,387
300	Utica, NY Indl Dev Agy Civic Fac Rev Utica College Proj, Ser A	5.750	08/01/28	230,031
1,000	Warren & Washington Cnty, NY Indl Dev Agy Civic Fac Rev Glens Falls Hosp Proj, Ser A (FSA Insd)	5.000	12/01/35	917,710
500	Westchester Cnty, NY Indl Dev Agy Mtg Kendal on Hudson Proj, Ser A	6.375	01/01/24	405,415
1,000	Westchester Cnty, NY Indl Dev Guiding Eyes For The Blind	5.375	08/01/24	904,390
2,000	Westchester Tob Asset Sec Corp NY	5.125	06/01/45	1,299,640

				89,665,593

Van Kampen New York Tax Free Income Fund
Portfolio of Investments — June 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Guam 1.3%
$1,250	Guam Govt Ltd Oblig Rev Sect 30, Ser A	5.750%	12/01/34	$1,225,400

	Puerto Rico 2.2%
1,000	Puerto Rico Elec Pwr Auth Rev, Ser WW	5.500	07/01/21	996,090
1,000	Puerto Rico Sales Tax Fin Corp Sales Tax Rev First Sub, Ser A (b)	5.000	08/01/39	1,012,190

				2,008,280

	U.S. Virgin Islands 1.6%
1,000	Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes Ln Nt, Ser A	6.375	10/01/19	1,007,010
500	Virgin Islands Pub Fin Auth Rev Matching Fd Ln Diago, Ser A (a)	6.625	10/01/29	500,300

				1,507,310

Total Long-Term Investments 101.9% (Cost $102,670,939)				94,406,583

Total Short-Term Investments 0.1% (Cost $900,000)				900,000

Total Investments 102.0% (Cost 103,570,939)				95,306,583

Liability for Floating Rate Note Obligations Related to Securities Held (3.5%) (Cost ($3,270,000))
(3,270)	Note with interest rates ranging from 0.26 to 0.50% at June 30, 2009, and contractual maturities of collateral ranging from 2037 to 2044 (i)			(3,270,000)

Total Net Investments 98.5% (Cost $100,300,939)				92,036,583

Other Assets in Excess of Liabilities 1.5%				1,438,297

Net Assets 100.0%				$93,474,880

Van Kampen New York Tax Free Income Fund
Portfolio of Investments — June 30, 2009 (Unaudited) continued

Percentages are calculated as a percentage of net assets.

(a)	Security purchased on a when-issued or delayed delivery basis.

(b)	Variable Rate Coupon

(c)	Underlying security related to Inverse Floaters entered into by the Trust.

(d)	Inverse Floating Rate. The Interest rate shown reflect the rate in effect at June 30, 2009.

(e)	Non-income producing security

(f)	Security is restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise less than 0.1% of net assets.

(g)	Security has been deemed illiquid.

(h)	144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(i)	Floating Rate Notes. The Interest rate shown reflect the rate in effect at June 30, 2009.
ACA — American Capital Access
AGL — Assured Guaranty Ltd.
AMBAC — AMBAC Indemnity Corp.
AMT — Alternative Minimum Tax
BHAC — Berkshire Hathaway Assurance Corp.
FGIC — Financial Guaranty Insurance Co.
FSA — Financial Security Assurance Inc.
LOC — Letter of Credit
NATL — National Public Finance Guarantee Corp.
SONYMA — State of New York Mortgage Agency
Security Valuation Municipal bonds are valued by independent pricing services or dealers using the mean of the bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.
Fair Value Measurements The Fund adopted Financial Accounting Standards Board Statement of

Van Kampen New York Tax Free Income Fund
Portfolio of Investments — June 30, 2009 (Unaudited) continued
Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157), effective October 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
Level 1—quoted prices in active markets for identical investments
Level 2—other significant observable inputs (including quoted prices for similar investments, Interest rates, prepayment speeds, credit risk, etc.)
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund’s investments carried at value:

			Level 3
	Level 1	Level 2	Significant
	Quoted	Other Significant	Unobservable
Investment Type	Prices	Observable Inputs	Inputs	Total

Assets
Municipal Bonds
Issued by States of the United States and Political Subdivisions of the United States	$—	$93,181,183	$—	$93,181,183

Issued by Foreign Governments	—	1,225,400	—	1,225,400

Short-Term Investments	—	900,000	—	900,000

Total Assets	$—	$95,306,583	$—	$95,306,583

Van Kampen Strategic Municipal Income Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Municipal Bonds 105.3%
	Alabama 1.1%
$1,500	Colbert Cnty Northwest Auth Hlthcare Fac	5.750%	06/01/27	$1,251,195
3,240	Cullman, AL Cullman Med Pk South Med Clinic Brd Rev Cullman Regl Med Ctr, Ser A	6.500	02/15/23	2,999,851
1,000	Huntsville Redstone Vlg, AL Spl Care Fac Fin Auth Redstone Vlg Proj	5.500	01/01/28	722,340
3,785	Huntsville Redstone Vlg, AL Spl Care Fac Fin Auth Redstone Vlg Proj	5.500	01/01/43	2,454,686
1,470	Huntsville Redstone Vlg, AL Spl Care Fac Fin Auth Redstone Vlg Proj, Ser A	6.875	01/01/43	1,127,578
250	Huntsville Redstone Vlg, AL Spl Care Fac Fin Auth, Ser A (Prerefunded @ 12/01/12)	8.250	12/01/32	309,058
3	Mobile, AL Indl Dev Brd Solid Waste Disp Rev Mobile Energy Svc Co Proj Rfdg (a)	6.950	01/01/20	281
1,395	Valley, AL Spl Care Fac Fin Auth Rev Lanier Mem Hosp, Ser A	5.600	11/01/16	1,233,738
1,750	Valley, AL Spl Care Fac Fin Auth Rev Lanier Mem Hosp, Ser A	5.650	11/01/22	1,362,200

				11,460,927

	Alaska 0.4%
800	Alaska Indl Dev & Expt Auth Williams Lynxs AK Cargoport (AMT) (Acquired 05/17/01, Cost $800,000) (b)	7.800	05/01/14	759,432

Van Kampen Strategic Municipal Income Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Alaska (continued)
$3,565	Juneau, AK City & Borough Rev Saint Ann’s Care Ctr Proj	6.875%	12/01/25	$2,970,394

				3,729,826

	Arizona 5.6%
1,000	Arizona Hlth Fac Auth Rev Terraces Proj, Ser A (Prerefunded @ 11/15/13)	7.500	11/15/23	1,190,990
1,250	Arizona Hlth Fac Auth Rev Terraces Proj, Ser A (Prerefunded @ 11/15/13)	7.750	11/15/33	1,521,350
2,500	Casa Grande, AZ Indl Dev Auth Hosp Rev Casa Grande Regl Med Ctr Rfdg, Ser A	7.625	12/01/29	2,048,450
5,390	Cochise Cnty, AZ Indl Dev Sierra Vista Cmnty Hosp Rfdg, Ser A	6.750	12/01/26	4,525,121
960	Flagstaff, AZ Indl Dev Auth Rev Sr Living Cmnty Northn AZ Proj (Prerefunded @ 3/01/13)	7.500	03/01/35	1,168,790
5,050	Flagstaff, AZ Indl Dev Auth Rev Sr Living Cmnty Northn AZ Rfdg	5.700	07/01/42	3,427,081
1,500	Peoria, AZ Indl Dev Auth Rev Sierra Winds Life Rfdg, Ser A	6.375	08/15/29	1,167,060
8,935	Phoenix, AZ Civic Impt Corp Wtr Sys Rev Jr Lien, Ser A (c)	5.000	07/01/27	9,197,332
6,785	Phoenix, AZ Civic Impt Corp Wtr Sys Rev Jr Lien, Ser A (c)	5.000	07/01/28	6,913,372
5,500	Phoenix, AZ Civic Impt Corp Wtr Sys Rev Jr Lien, Ser A (c)	5.000	07/01/29	5,577,880
2,525	Pima Cnty, AZ Indl Dev Auth Ed Rev Fac Choice Ed & Dev Corp Proj	6.250	06/01/26	1,944,326

Van Kampen Strategic Municipal Income Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Arizona (continued)
$1,590	Pima Cnty, AZ Indl Dev Auth Ed Rev Fac PLC Charter Schs Proj	6.500%	04/01/26	$1,275,291
2,805	Pima Cnty, AZ Indl Dev Auth Ed Rev Fac PLC Charter Schs Proj	6.750	04/01/36	2,151,603
4,225	Pima Cnty, AZ Indl Dev Auth Ed Rev Fac Premier & Air Co (a)(f)	7.000	09/01/35	2,669,989
1,865	Pima Cnty, AZ Indl Dev Auth Ed Rev Milestones Charter Sch Proj	6.750	11/01/33	1,280,696
800	Pima Cnty, AZ Indl Dev Auth Fac Skyline Tech High Sch Proj (a)	7.500	02/01/34	622,496
6,000	Pima Cnty, AZ Indl Dev Auth Lease Rev Constellation Schs Proj	7.000	01/01/38	4,586,880
2,000	Pima Cnty, AZ Indl Dev Auth Wtr & Waste Rev Global Wtr Res LLC Proj (AMT) (Acquired 12/15/06, Cost $2,000,000) (b)	5.600	12/01/22	1,489,400
3,000	Pima Cnty, AZ Indl Dev Auth Wtr & Waste Wtr Rev Global Wtr Res LLC Proj (AMT)	7.500	12/01/38	2,453,730
775	Red Hawk Canyon Cmnty Fac Dist No 2 AZ Dist Assmt Rev, Ser A	6.500	12/01/12	704,498
1,940	Tucson, AZ Multi-Family Rev Hsg Catalina Asstd Living, Ser A (AMT) (a)	6.500	07/01/31	1,193,954

				57,110,289

Van Kampen Strategic Municipal Income Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California 9.9%
$1,000	ABAG Fin Auth Nonprofit Corp CA Amern Baptist Homes Rfdg, Ser A	5.850%	10/01/27	$807,160
1,000	Beaumont, CA Fin Auth Loc Agy, Ser A	5.600	09/01/25	782,970
2,000	Beaumont, CA Fin Auth Loc Agy, Ser A	5.650	09/01/30	1,484,400
2,000	Beaumont, CA Fin Auth Loc Agy, Ser A	5.700	09/01/35	1,433,300
1,000	Beaumont, CA Fin Auth Loc Agy, Ser D	5.800	09/01/35	743,340
1,000	Blythe, CA Redev Agy Proj	5.750	05/01/34	752,260
3,000	California Pollutn Ctl Fin Auth Solid Waste Disp Rev Keller Canyon Landfill Co Proj (AMT)	6.875	11/01/27	3,000,930
2,500	California Statewide Cmnty Dev Auth Rev CA Baptist Univ, Ser A	5.500	11/01/38	1,561,800
2,000	California Statewide Cmntys Dev Auth Chf Irvine LLC UCI East Campus	6.000	05/15/40	1,734,780
1,720	California Statewide Cmntys Dev Auth Rev Lancer Ed Student Hsg Proj	5.625	06/01/33	1,097,291
3,250	California Statewide Cmntys Dev Auth Rev Thomas Jefferson Sch Law, Ser A (a)	7.250	10/01/38	2,702,667
1,000	California Statewide Cmntys Dev Auth San Francisco Art Institute (Acquired 07/05/02, Cost $1,000,000) (a)(b)	7.375	04/01/32	697,490

Van Kampen Strategic Municipal Income Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$2,735	California Statewide Cmntys Dev Auth Spl Tax Cmnty Fac Dist 2007-1 Orinda	6.000%	09/01/29	$2,183,350
2,700	California Statewide Cmntys Dev Auth Statewide Cmnty, Ser A	6.625	09/02/38	2,155,302
1,000	Chino, CA Cmnty Fac Dist No 03 Impt Area 1	5.700	09/01/29	796,810
1,500	Corona-Norco, CA Univ Sch Dist Pub Fin Auth Spl Tax Rev, Ser A	5.800	09/01/35	1,102,410
1,435	Fairfield, CA Cmnty Fac Dist Spl Tax No 2007-1 Fairfield Commons	6.500	09/01/23	1,190,132
1,530	Fairfield, CA Cmnty Fac Dist Spl Tax No 2007-1 Fairfield Commons	6.875	09/01/38	1,191,748
2,000	Fontana, CA Spl Tax Cmnty Fac Dist No 22 Sierra Hills	6.000	09/01/34	1,521,320
2,300	Foothill/Eastern Tran Corridor Agy CA Toll Rd Rev (NATL Insd)	*	01/15/18	1,186,524
5,640	Golden St Tob Sec Corp CA Tob Settlement Rev Asset Bkd Sr, Ser A-1	4.500	06/01/27	4,685,994
11,750	Golden St Tob Sec Corp CA Tob Settlement Rev Asset Bkd Sr, Ser A-1	5.750	06/01/47	7,095,943
22,500	Golden St Tob Sec Corp CA Tob Settlement Rev Enhanced Asset Bkd (BHAC Insd) (c)	5.000	06/01/45	21,559,838

Van Kampen Strategic Municipal Income Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$2,000	Indio, CA Redev Agy Tax Alloc Sub Merged Proj Area, Ser B (Prerefunded @ 8/15/14)	6.375%	08/15/33	$2,382,540
490	Indio, CA Redev Agy Tax Alloc Sub Merged Proj Area, Ser B (Prerefunded @ 8/15/14)	6.500	08/15/34	561,834
1,000	Jurupa, CA Cmnty Svc Dist Spl Cmnty Fac Dist No 4, Ser A	5.700	09/01/34	766,410
2,500	Lake Elsinore, CA Spl Tax Cmnty Fac Dist 2 Area AA	5.450	09/01/36	1,662,050
1,000	Lee Lake Wtr Dist CA Cmnty Fac Dist No 1 Spl Tax Sycamore Creek	6.000	09/01/33	755,320
1,325	Millbrae, CA Residential Fac Rev Magnolia of Millbrae Proj, Ser A (AMT)	7.375	09/01/27	1,187,492
1,000	Murrieta, CA Cmnty Fac Dist No 2 the Oaks Impt Area B	6.000	09/01/27	818,630
3,000	Northstar Cmnty Svc Dist CA Spl Tax Cmnty Fac Dist No 1	5.450	09/01/28	2,177,370
1,000	Palmdale, CA Spl Tax Cmnty Fac 03-1 Anaverde A	5.350	09/01/30	676,350
1,100	Palmdale, CA Spl Tax Cmnty Fac 03-1 Anaverde A	5.400	09/01/35	712,910
1,000	Perris, CA Cmnty Fac Dist Spl Tax No 01-2, Ser A	6.375	09/01/32	806,200
2,500	Quechan Indian Tribe Ft Yuma Indian Reservation CA & Govt Proj	7.000	12/01/27	1,750,550
2,000	Rancho Cordova Cmnty Fac Dist CA Spl Tax No 2003 1 Sunridge Anatolia	5.500	09/01/37	1,379,660

Van Kampen Strategic Municipal Income Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$2,000	Riverside, CA Univ Sch Dist Tax Cmnty Fac Dist 15 Impt Area 1	5.550%	09/01/30	$1,564,360
2,535	Sacramento Cnty, CA Spl Tax Cmnty Fac Dist No 05-2, Ser A	6.000	09/01/37	1,669,906
6,000	San Jose, CA Multi-Family Hsg Rev Helzer Courts Apt Proj, Ser A (AMT) (a)	6.400	12/01/41	4,310,700
2,000	San Marcos, CA Pub Fac Auth Spl Tax Rev, Ser A	5.650	09/01/36	1,568,780
5,700	Silicon Vly Tob Securitization Auth CA Tob Settlement Rev Cap Apprec Turbo Santa Clara, Ser A	*	06/01/36	395,580
4,645	Silicon Vly Tob Securitization Auth CA Tob Settlement Rev Cap Apprec Turbo Santa Clara, Ser A	*	06/01/41	190,538
9,000	Silicon Vly Tob Securitization Auth CA Tob Settlement Rev Cap Apprec Turbo Santa Clara, Ser A	*	06/01/47	202,500
22,500	Silicon Vly Tob Securitization Auth CA Tob Settlement Rev Cap Apprec Turbo Santa Clara, Ser C	*	06/01/56	140,400
7,500	Silicon Vly Tob Securitization Auth CA Tob Settlement Rev Cap Apprec Turbo Santa Clara, Ser D	*	06/01/56	40,725

Van Kampen Strategic Municipal Income Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$4,550	Sweet Wtr CA Un High Sch Dist Election 2000, Ser C (FSA Insd) (c)	5.000%	08/01/29	$4,498,699
3,000	Temecula, CA Pub Fin Auth Spl Tax Roripaugh Cmnty Fac Dist 03-2	5.500	09/01/36	1,331,610
35,000	Tobacco Securitization Auth Southn CA Tob Settlement Cabs First Sub, Ser B	*	06/01/46	870,450
27,200	Tobacco Securitization Auth Southn CA Tob Settlement Cabs Second Sub, Ser C	*	06/01/46	637,296
47,000	Tobacco Securitization Auth Southn CA Tob Settlement Cabs Third Sub	*	06/01/46	864,800
1,000	Upland, CA Cmnty Fac Dist 2003 San Antonio Impt, Ser 1A	5.900	09/01/24	806,340
1,500	Upland, CA Cmnty Fac Dist 2003 San Antonio Impt, Ser 1A	6.000	09/01/34	1,112,280
880	Vallejo, CA Pub Fin Auth Loc Hiddenbrooke Impt Dist, Ser A	5.800	09/01/31	656,735
995	Woodland, CA Spl Tax Cmnty Fac Dist 1 Spring Lake	6.250	09/01/34	783,005
1,800	Yuba City, CA Redev Agy Tax Proj, Ser A	6.000	09/01/31	1,316,700

				100,066,479

	Colorado 3.1%
1,060	Beacon Pt Metro Dist CO, Ser A	6.125	12/01/25	779,725
1,005	Beacon Pt Metro Dist CO, Ser A	6.250	12/01/35	682,596

Van Kampen Strategic Municipal Income Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Colorado (continued)
$1,000	Bromley Pk Metro Dist CO No 2, Ser B (Prerefunded @ 12/01/12)	8.050%	12/01/32	$1,235,820
1,000	Castle Oaks Metro Dist CO Ltd Tax	6.000	12/01/25	693,060
1,500	Castle Oaks Metro Dist CO Ltd Tax	6.125	12/01/35	951,795
1,700	Colorado Ed & Cultural Fac Auth Rev Charter Sch Brighton Sch Proj	6.000	11/01/36	1,075,029
330	Colorado Ed & Cultural Fac Auth Rev Charter Sch Frontier Academy (Prerefunded @ 6/01/11)	7.250	06/01/20	361,716
1,630	Colorado Hlth Fac Auth Hlth & Residential Care Fac Volunteers of Amer Care, Ser A	5.300	07/01/37	970,714
3,000	Colorado Hlth Fac Auth Rev Amern Baptist Home, Ser A	5.900	08/01/37	2,116,620
1,910	Confluence Metro Dist, CO Tax Supported Rev	5.400	12/01/27	1,247,364
1,800	Confluence Metro Dist, CO Tax Supported Rev	5.450	12/01/34	1,091,772
2,000	Copperleaf Metro Dist No 2 CO	5.950	12/01/36	1,118,280
2,000	Elbert & Hwy 86 Coml Metro Dist Pub Impt Fee Rev, Ser A	7.500	12/01/32	1,466,240
2,500	Elk Vly, CO Pub Impt Fee, Ser A	7.300	09/01/22	2,212,825
1,150	High Plains Metro Dist CO, Ser A	6.125	12/01/25	790,878
2,250	High Plains Metro Dist CO, Ser A	6.250	12/01/35	1,384,717

Van Kampen Strategic Municipal Income Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Colorado (continued)
$510	Lafayette, CO Indl Dev Rev Rocky Mtn Instr Proj, Ser A (a)(f)	6.750%	10/01/14	$266,873
1,855	Lafayette, CO Indl Dev Rev Rocky Mtn Instr Proj, Ser A (AMT) (a)(f)	7.000	10/01/18	957,588
1,250	Lincoln Pk, CO Metro Dist Rfdg & Impt	6.125	12/01/30	1,096,913
1,665	Lincoln Pk, CO Metro Dist Rfdg & Impt	6.200	12/01/37	1,429,119
1,975	Montezuma Cnty, CO Hosp Dist Hlth Fac Enterprise Hosp Rfdg (a)	5.900	10/01/37	1,332,770
500	Neu Towne, CO Metro Dist (a)(g)	7.250/1.800	12/01/34	159,650
3,500	Northwest CO Metro Dist No 3 Ltd Tax	6.125	12/01/25	2,039,730
1,000	Serenity Ridge, CO Metro Dist No 2 (a)(g)	7.500/3.750	12/01/34	449,300
1,491	Skyland Metro Dist CO Gunnison Cnty Rfdg (a)	6.750	12/01/22	1,369,573
1,000	Southlands Metro Dist No 1 CO (Prerefunded @ 12/01/14)	7.000	12/01/24	1,236,160
3,500	Tallgrass Metro Dist CO Rfdg & Impt	5.250	12/01/37	2,025,240
1,000	Vista Ridge Metro Dist CO Rfdg Ltd Tax Sub, Ser B	6.625	12/01/40	743,330

				31,285,397

	Connecticut 0.4%
1,500	Connecticut St Dev Auth Indl Afco Cargo Bdlg LLC Proj (AMT)	8.000	04/01/30	1,316,820

Van Kampen Strategic Municipal Income Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Connecticut (continued)
$2,500	Mashantucket Westn Pequot Tribe Conn Spl Rev Sub, Ser A (e)	5.750%	09/01/34	$1,257,275
2,190	Mashantucket Westn Pequot Tribe Conn Spl Rev Sub, Ser A (e)	6.500	09/01/31	1,258,900

				3,832,995

	Delaware 0.2%
850	Sussex Cnty, DE Rev Adj First Mtg Cadbury Lewes, Ser A	5.900	01/01/26	668,755
1,000	Sussex Cnty, DE Rev Adj First Mtg Cadbury Lewes, Ser A	6.000	01/01/35	720,700
990	Wilmington, DE Multi-Family Rent Rev Hsg Electra Arms Sr Assoc Proj (AMT) (a)	6.250	06/01/28	731,402

				2,120,857

	District of Columbia 0.5%
3,600	District of Columbia Income Tax Rev Rfdg, Ser B (c)	5.000	12/01/25	3,788,406
85	District of Columbia Prerefunded Rfdg, Ser A1 (NATL Insd) (h)	6.500	06/01/10	89,406
1,000	District of Columbia Rev Methodist Home Issue	6.000	01/01/29	737,820
13,940	District of Columbia Tob Settlement Fin Corp, Ser A	*	06/15/46	351,567
67,660	District of Columbia Tob Settlement Fin Corp, Ser C	*	06/15/55	430,994

				5,398,193

	Florida 14.0%
2,750	Alachua Cnty, FL Indl Dev Rev North FL Retirement Vlg	5.875	11/15/36	1,937,045

Van Kampen Strategic Municipal Income Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$4,500	Alachua Cnty, FL Indl Dev Rev North FL Retirement Vlg	5.875%	11/15/42	$3,084,705
2,600	Anthem Pk Cmnty Dev Dist FL Cap Impt Rev	5.800	05/01/36	1,408,706
1,975	Bainebridge Cmnty Dev Dist FL Spl Assmt	5.500	05/01/38	1,086,072
2,430	Bartram Pk Cmnty Dev Dist FL Assmt	5.400	05/01/37	1,377,980
1,325	Bay Laurel Ctr Cmnty Dev Dist FL Spl Assmt Candler	5.450	05/01/37	809,906
1,360	Beacon Lakes, FL Cmnty Dev FL Spl Assmt, Ser A	6.000	05/01/38	859,234
1,500	Beacon Lakes, FL Cmnty Dev FL Spl Assmt Sub, Ser B	6.200	05/01/38	928,785
1,305	Beeline Cmnty Dev Dist FL Spl Assmt, Ser A	7.000	05/01/37	980,786
1,000	Bellalago Ed Fac Benefits, Ser A	6.000	05/01/33	766,420
940	Bellalago Ed Fac Benefits, Ser B	5.800	05/01/34	697,818
4,145	Bloomingdale, FL Cmnty Dev Dist Spl Assmt Rev	5.875	05/01/36	2,867,055
940	Bluewaters Cmnty Dev Dist of FL	6.000	05/01/35	767,632
1,725	Boca Raton, FL Hsg Auth Mtg Hsg First Lien Banyan Pl Sr Apts Rfdg (Acquired 03/23/06, Cost $1,684,601) (b)	5.800	10/01/26	1,242,724
2,350	Boca Raton, FL Hsg Auth Mtg Hsg First Lien Banyan Pl Sr Apts Rfdg (Acquired 03/23/06, Cost $2,317,265) (b)	5.900	10/01/36	1,566,745
2,500	Bonnet Creek Resort Cmnty Dev	7.500	05/01/34	2,050,900

Van Kampen Strategic Municipal Income Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$1,980	Brevard Cnty, FL Hlth Fac Auth Residential Care Fac Rev Buena Vida Estates Inc	6.750%	01/01/37	$1,562,755
755	Caribe Palm Cmnty Dev Dist FL Spl Assmt, Ser A	5.850	05/01/35	603,864
2,975	City Ctr Cmnty Dev Dist FL Spl Assmt Rev, Ser A	6.000	05/01/38	1,540,574
800	City Ctr Cmnty Dev Dist FL Spl Assmt Rev, Ser A	6.125	05/01/36	437,256
2,325	Double Brn Cmnty Dev Dist FL Spl Assmt, Ser A	6.700	05/01/34	2,335,160
500	Escambia Cnty, FL Rev ICF/MR Pensacola Care Dev Ctr (a)	10.250	07/01/11	504,155
1,160	Escambia Cnty, FL Rev ICF/MR Pensacola Care Dev Ctr, Ser A (a)	10.250	07/01/11	1,169,640
4,900	Fiddlers Creek Cmnty Dev Dist (a)(f)	6.000	05/01/38	2,793,049
2,465	Florida Hsg Fin Corp Multi-Family Hsg Whistlers Cove Apt Proj (AMT) (a)(g)	6.500/2.250	01/01/39	1,440,521
3,525	Florida Hsg Fin Corp Rev Hsg Beacon Hill Apt, Ser C (AMT) (a)	6.610	07/01/38	2,635,431
6,840	Florida Hsg Fin Corp Rev Hsg Cypress Trace Apt, Ser G (AMT) (a)	6.600	07/01/38	5,165,431
4,610	Florida Hsg Fin Corp Rev Hsg Westchase Apt, Ser B (AMT) (a)	6.610	07/01/38	3,255,997
2,450	Gramercy Farms Cmnty Dev Dist FL Spl Assmt, Ser A1 (a)	5.250	05/01/39	1,159,364

Van Kampen Strategic Municipal Income Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$2,100	Gramercy Farms Cmnty Dev Dist FL Spl Assmt, Ser B (a)	5.100%	05/01/14	$1,041,117
4,000	Grand Bay at Doral Cmnty Dev Dist FL, Ser B	6.000	05/01/17	2,380,960
2,430	Hammock Bay Cmnty Dev Dist FL Spl Assmt Rev, Ser A	6.125	05/01/35	2,018,455
1,410	Harbour Isles Cmnty Dev Dist of FL	6.125	05/01/35	866,092
1,450	Hawks Pt Cmnty Dev Dist FL Spl Assmt Hawk’s Point Cmnty Dev A	5.300	05/01/39	807,447
260	Heritage Harbor Cmnty Dev Dist FL Rev Rec	7.750	05/01/23	202,797
1,925	Highlands, FL Cmnty Dev Dist Spl Assmt	5.550	05/01/36	977,804
3,500	Hillsborough Cnty, FL Hsg Fin Hsg Clipper Cove Apt Proj, Ser A (AMT) (a)	7.375	07/01/40	2,940,280
3,000	Hillsborough Cnty, FL Indl Dev Auth Hosp Rev Tampa Gen Hosp Proj	5.250	10/01/41	2,437,950
4,500	Hillsborough Cnty, FL Indl Dev Auth Indl Dev Rev Hlth Fac Univ Cmnty Hosp, Ser A	5.625	08/15/29	3,404,520
945	Islands at Doral III Cmnty 2004, Ser A	5.900	05/01/35	587,072
1,000	Islands at Doral NE Cmnty Dev	6.250	05/01/34	846,680
3,200	Jacksonville, FL Econ Dev Commn Hlthcare Fac Rev Rfdg FL Proton Therapy Inst A (Acquired 08/09/07, 09/10/08, Cost $3,211,920) (b)	6.250	09/01/27	2,578,048

Van Kampen Strategic Municipal Income Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$1,455	Kendall Breeze West Cmnty Dev Dist FL Spl Assmt	5.875%	05/01/34	$1,171,581
1,000	Lakeside Landings Cmnty Dev Dist FL Spl Assmt, Ser A (f)	5.500	05/01/38	455,970
1,940	Lakeside Landings Cmnty Dev Dist FL Spl Assmt, Ser B (f)	5.250	05/01/13	891,042
4,000	Landmark at Doral Cmnty Dev Dist FL Spl Assmt, Ser A	5.500	05/01/38	1,405,640
2,475	Landmark at Doral Cmnty Dev Dist FL Spl Assmt, Ser B	5.200	05/01/15	873,947
2,000	Lee Cnty, FL Indl Dev Auth Hlthcare Fac Rev Cypress Cove Hlthpk, Ser A	6.750	10/01/32	1,506,140
1,500	Lee Cnty, FL Indl Dev Auth Indl Dev Rev Lee Charter Fndtn, Ser A	5.250	06/15/27	949,620
1,500	Lee Cnty, FL Indl Dev Auth Indl Dev Rev Lee Charter Fndtn, Ser A	5.375	06/15/37	867,945
3,290	Leon Cnty, FL Ed Fac Auth Rev Southgate Residence Hall Rfdg, Ser A (a)	6.750	09/01/28	1,993,674
2,320	Meadow Woods Cmnty Dev Dist FL, Ser A	6.050	05/01/35	1,219,833
2,500	Miami Beach, FL Hlth Fac Auth Hosp Rev Rfdg Mt Sinai Med Ctr FL (Acquired 04/26/04, Cost $2,411,600) (b)	6.750	11/15/29	1,841,850
1,500	Miami Beach, FL Hlth Fac Auth Hosp Rev Rfdg Mt Sinai Med Ctr FL (Acquired 09/09/08, Cost $1,497,000) (b)	6.750	11/15/21	1,261,290

Van Kampen Strategic Municipal Income Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$1,000	Miami-Dade Cnty, FL Aviation Rev Miami Intl Arpt, Ser A (AGL Insd) (AMT) (c)	5.250%	10/01/33	$883,820
2,500	Miami-Dade Cnty, FL Aviation Rev Miami Intl Arpt, Ser A (AGL Insd) (AMT) (c)	5.500	10/01/24	2,409,838
3,000	Miami-Dade Cnty, FL Aviation Rev Miami Intl Arpt, Ser A (AGL Insd) (AMT) (c)	5.500	10/01/25	2,893,605
4,565	Miami-Dade Cnty, FL Bldg Better Cmntys Prog, Ser A (AGL Insd) (c)	5.000	07/01/30	4,561,097
4,530	Midtown Miami, FL Cmnty Dev FL Spl Assmt Rev, Ser A	6.000	05/01/24	3,372,993
1,465	Midtown Miami, FL Cmnty Dev FL Spl Assmt Rev, Ser A	6.250	05/01/37	984,539
855	Miromar Lakes Cmnty Dev Dist Rfdg, Ser B	7.250	05/01/12	811,711
805	Northern Palm Beach Cnty Impt Dist FL Impt Wtr Ctl & Impt Unit Dev No 16 Rfdg	7.500	08/01/24	756,306
1,675	Oak Creek Cmnty Dev Dist FL Spl Assmt	5.800	05/01/35	1,019,070
500	Orange Cnty, FL Hlth Fac Auth Rev First Mtg Orlando Lutheran Tower	5.500	07/01/38	317,695
1,000	Orange Cnty, FL Hlth Fac Auth Rev Hosp Adventist Hlth Sys (Prerefunded @ 11/15/10)	6.375	11/15/20	1,086,920
2,000	Orange Cnty, FL Hlth Fac Auth Rev Westminster Cmnty Care	6.600	04/01/24	1,714,800
960	Overoaks, FL Cmnty Dev Dist Cap Impt Rev, Ser A (g)	6.125/2.000	05/01/35	515,683

Van Kampen Strategic Municipal Income Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$4,865	Palm Coast Pk Cmnty Dev Dist FL Spl Assmt Rev	5.700%	05/01/37	$2,662,955
940	Parklands Lee Cmnty Dev Dist FL Spl Assmt, Ser A	5.800	05/01/35	455,712
930	Pine Island Cmnty Dev Dist FL Spl Assmt	5.750	05/01/35	559,321
3,000	Pinellas Cnty, FL Hlth Fac Auth Oaks of Clearwtr Proj	6.250	06/01/34	2,615,910
1,605	Poinciana Cmnty Dev Dist FL Spl Assmt, Ser A	7.125	05/01/31	1,467,789
1,840	Reunion East Cmnty Dev Dist FL Spl Assmt	5.800	05/01/36	950,158
1,925	Reunion West Cmnty Dev Dist FL Spl Assmt	6.250	05/01/36	843,901
920	Saddlebrook, FL Cmnty, Ser A	6.900	05/01/33	904,581
1,600	Saint John’s Cnty, FL Indl Dev Auth Hlthcare Glenmoor Proj, Ser A	5.375	01/01/40	1,012,736
440	Saint John’s Cnty, FL Indl Dev Auth Hlthcare Glenmoor Saint John’s Proj, Ser A (Prerefunded @ 1/01/10)	8.000	01/01/17	463,690
2,550	Sarasota Natl Cmnty Dev Dist FL Spl Assmt	5.300	05/01/39	1,349,715
1,860	Silver Palms Cmnty Dev Dist	5.900	05/01/34	1,502,843
1,500	Six Mile Creek Cmnty Dev Dist FL Cap Impt Rev	5.875	05/01/38	649,770
1,300	South Dade Venture Cmnty Dev	6.125	05/01/34	1,082,718
1,435	South Vlg Cmnty Dev Dist FL Cap Impt Rev, Ser A	5.700	05/01/35	824,192
1,000	Split Pine Cmnty Dev Dist FL Spl Assmt, Ser A	5.250	05/01/39	553,850
1,955	Sweetwater Creek Cmnty Dev Dist FL Cap Impt Rev, Ser A	5.500	05/01/38	1,047,665

Van Kampen Strategic Municipal Income Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$3,350	Tisons Landing Cmnty Dev Dist FL Spl Assmt, Ser A (f)	5.625%	05/01/37	$1,187,240
4,160	Tolomato Cmnty Dev Dist FL Spl Assmt	6.650	05/01/40	2,841,530
1,445	Town Ctr at Palm Coast Cmnty Dev Dist FL Cap Impt Rev	6.000	05/01/36	856,495
2,475	Treeline Presv Cmnty Dev Dist FL Spl Assmt, Ser A	6.800	05/01/39	1,610,383
3,735	Turnbull Creek Cmnty Dev Dist FL Spl Assmt	5.250	05/01/37	2,001,923
1,410	Turnbull Creek Cmnty Dev Dist FL Spl Assmt	5.800	05/01/35	802,769
1,412	University Square Cmnty Dev Dist FL Cap Impt Rev (Acquired 10/07/99 and 09/07/00, Cost $1,409,557) (b)	6.750	05/01/20	1,387,940
3,130	Village Cmnty Dev Dist No 8, FL Spl Assmt Rev	6.375	05/01/38	2,672,582
1,940	West Vlgs Impt Dist FL Rev Spl Assmt Unit of Dev No 3	5.500	05/01/37	910,908
2,940	West Vlgs Impt Dist FL Rev West Vlg Imp Dist	5.500	05/01/38	1,446,098
1,945	Winter Garden Vlg at Fowler Groves Cmnty Dev Dist FL Spl	5.650	05/01/37	1,550,437
920	World Comm Cmnty Dev Dist, Ser A1 (g)	6.250/2.000	05/01/22	434,672
1,625	World Comm Cmnty Dev Dist, Ser A2	6.125	05/01/35	712,042

				141,254,066

Van Kampen Strategic Municipal Income Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Georgia 1.6%
$1,515	Atlanta, GA Tax Alloc Atlantic Sta Proj (Prerefunded @ 12/01/11)	7.750%	12/01/14	$1,700,057
3,140	Atlanta, GA Tax Alloc Princeton Lakes Proj (Acquired 03/10/06, 04/10/07, 04/11/07, Cost $3,182,509) (b)	5.500	01/01/31	2,130,459
2,225	Atlanta, GA Urban Residential Fin Auth Multi-Family Rev John Eagan Proj, Ser A (AMT)	6.750	07/01/30	1,672,599
3,500	Fulton Cnty, GA Residential Care Sr Lien RHA Asstd Living, Ser A	7.000	07/01/29	2,449,895
1,000	Private Colleges & Univ Auth GA Mercer Hsg Corp Proj, Ser A	6.000	06/01/21	894,310
2,930	Renaissance on Peachtree Unit Invt Tr Ctf GA Custody Ctfs (a)	6.000	10/01/25	1,968,374
2,500	Rockdale Cnty, GA Dev Auth Proj Rev Visy Paper Proj, Ser A (AMT)	6.125	01/01/34	1,768,550
1,245	Savannah, GA Econ Dev Auth Rev First Mtg Marshes of Skidaway A	6.250	01/01/12	1,180,198
2,245	Savannah, GA Econ Dev Auth Rev First Mtg Marshes of Skidaway A	6.850	01/01/19	1,982,896

				15,747,338

	Hawaii 1.5%
2,500	Hawaii St Dept Budget & Fin Spl Purp Rev Kahala Nui Proj, Ser A	8.000	11/15/33	2,435,700

Van Kampen Strategic Municipal Income Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Hawaii (continued)
$12,000	Honolulu, HI City & Cnty, Ser A (c)	5.250%	04/01/29	$12,529,860

				14,965,560

	Idaho 0.2%
2,290	Gooding Cnty, ID Indl Dev Corp Solid Waste Disp Rev Intrepid Technology & Res Proj (AMT) (Acquired 11/03/06, Cost $2,290,000) (a)(b)(f)	7.500/3.750	11/01/24	125,950
2,505	Idaho Hlth Fac Auth Rev Rfdg Vly Vista Care Corp (a)	6.125	11/15/37	1,744,733

				1,870,683

	Illinois 9.7%
4,000	Bolingbrook, IL Sales Tax Rev Bolingbrook	6.250	01/01/24	2,029,600
2,000	Bolingbrook, IL Spl Svc Area No 1 Spl Tax Forest City Tax Proj	5.900	03/01/27	1,402,720
1,874	Bolingbrook, IL Spl Svc Area No 3 Spl Tax Lakewood Ridge Proj (Prerefunded @ 3/01/11)	7.050	03/01/31	2,064,736
910	Bolingbrook, IL Unrefunded Balance Cap Apprec, Ser B (NATL Insd)	*	01/01/29	285,340
735	Cary, IL Spl Tax Svc Area No 1 Cambridge, Ser A (Prerefunded @ 3/01/10)	7.625	03/01/30	783,047
1,730	Chicago, IL Increment Alloc Rev Diversey Narragansett Proj	7.460	02/15/26	1,416,628
50	Chicago, IL Proj Rfdg, Ser A (NATL Insd) (Prerefunded @ 1/01/11)	5.500	01/01/38	53,930

Van Kampen Strategic Municipal Income Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Illinois (continued)
$520	Chicago, IL Tax Increment Alloc Read Dunning, Ser B (ACA Insd)	7.250%	01/01/14	$520,000
3,439	Cortland, IL Spl Tax Rev Sheaffer Sys Proj (Acquired 05/02/06, Cost $3,439,000) (b)	5.500	03/01/17	2,112,578
1,000	Deerfield, IL Ed Fac Chicagoland Jewish High Sch Proj (a)	5.850	05/01/26	499,920
2,000	Deerfield, IL Ed Fac Chicagoland Jewish High Sch Proj (a)	6.000	05/01/41	999,840
589	Gilberts, IL Spl Svc Area No 9 Spl Tax Big Timber Proj (h)	7.375	03/01/11	628,687
1,245	Gilberts, IL Spl Svc Area No 9 Spl Tax Big Timber Proj (Prerefunded @ 3/01/11)	7.750	03/01/27	1,404,572
1,500	Godfrey, IL Rev Utd Methodist Vlg, Ser A (a)	5.875	11/15/29	848,010
1,270	Hampshire, IL Spl Svc Area No 16 Spl Tax Crown Dev Proj Prairie Ridge Proj, Ser A	6.000	03/01/46	638,988
2,085	Hampshire, IL Spl Svc Area No 17 Spl Tax Crown Dev Proj Oakstead, Ser A	6.000	03/01/45	1,050,819
2,730	Hampshire, IL Spl Svc Area No 19 Spl Tax Crown Dev Prairie Ridge East, Ser A	6.000	03/01/46	1,373,572
2,700	Hoopeston, IL Hosp Cap Impt Rev Hoopeston Cmnty Mem Hosp Impt & Rfdg (a)	6.550	11/15/29	1,987,902

Van Kampen Strategic Municipal Income Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Illinois (continued)
$1,500	Illinois Dev Fin Auth Pollutn Ctl Rev Rfdg Cent IL, Ser C-1 (d)	5.950%	08/15/26	$1,355,880
2,000	Illinois Fin Auth Rev Christian Homes Inc Rfdg, Ser A	5.750	05/15/26	1,449,920
8,000	Illinois Fin Auth Rev Clare at Wtr Tower Proj, Ser A (a)	6.125	05/15/38	4,014,960
4,500	Illinois Fin Auth Rev Clare Oaks Proj, Ser A	6.000	11/15/39	3,047,580
1,205	Illinois Fin Auth Rev Cmnty Fac Clinic Altgeld Proj	8.000	11/15/16	1,131,338
6,790	Illinois Fin Auth Rev Elmhurst Mem, Ser A	5.625	01/01/37	5,686,014
1,000	Illinois Fin Auth Rev Friendship Vlg Schaumburg A	5.375	02/15/25	733,410
3,000	Illinois Fin Auth Rev Landing at Plymouth Pl Proj, Ser A	6.000	05/15/37	2,130,480
3,000	Illinois Fin Auth Rev Luther Oaks Proj, Ser A	6.000	08/15/26	2,209,590
2,000	Illinois Fin Auth Rev Luther Oaks Proj, Ser A	6.000	08/15/39	1,355,520
1,000	Illinois Fin Auth Rev Montgomery Place Proj	5.500	05/15/26	724,010
2,580	Illinois Fin Auth Rev Montgomery Place Proj, Ser A	5.750	05/15/38	1,754,993
600	Illinois Fin Auth Rev Norwegian Amern Hosp Inc (a)	7.625	09/15/28	506,214
900	Illinois Fin Auth Rev Norwegian Amern Hosp Inc (a)	7.750	09/15/38	742,779
2,500	Illinois Fin Auth Rev Rfdg Fairview Oblig Group, Ser A	6.250	08/15/35	1,782,900
3,500	Illinois Fin Auth Rev Rfdg Silver Cross Hosp & Med	5.500	08/15/30	2,852,255

Van Kampen Strategic Municipal Income Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Illinois (continued)
$3,000	Illinois Fin Auth Rev Rush Univ Med Ctr Oblig Group, Ser A	7.250%	11/01/38	$3,262,500
2,000	Illinois Fin Auth Rev Silver Cross & Med Ctrs	6.875	08/15/38	1,930,420
650	Illinois Hlth Fac Auth Rev Loyola Univ Hlth Sys, Ser A (Prerefunded @ 7/01/11)	6.000	07/01/21	703,664
250	Illinois Hlth Fac Auth Rev Rfdg, Ser A	6.200	08/15/23	193,245
1,125	Illinois Hlth Fac Auth Rev Rfdg, Ser A	6.400	08/15/33	824,850
400	Illinois Hlth Fac Auth Rev Silver Cross	5.500	08/15/19	380,588
8,700	Illinois St Toll Hwy Auth Rev, Ser B (c)	5.500	01/01/33	8,986,187
80	Lake, Cook, Kane & McHenry Cntys, IL Cmnty Unit Sch Dist No 22 (NATL Insd)	5.750	12/01/19	83,542
2,161	Manhattan, IL No 04 -1 Brookstone Springs Proj	6.100	03/01/35	1,354,904
974	Minooka, IL Spl Assmt Impt Lakewood Trails Unit 2 Proj	6.375	03/01/34	748,197
1,170	Montgomery, IL Spl Assmt Impt Lakewood Creek Proj (Prerefunded @ 3/01/11)	7.750	03/01/30	1,284,871
2,966	Pingree Grove, IL Spl Svc Area No 2 Spl Tax Cambridge Lakes Proj, Ser 05-2	6.000	03/01/35	1,895,867
2,231	Pingree Grove, IL Spl Svc Area No 7 Spl Tax Cambridge Lakes Proj, Ser 06-1	6.000	03/01/36	1,423,579

Van Kampen Strategic Municipal Income Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Illinois (continued)
$1,600	Pingree Grove Vlg, IL Rev Cambridge Lakes Learning Ctr	6.000%	06/01/36	$1,106,240
1,945	Plano, IL Spl Svc Area No 1 Lakewood Springs Proj, Ser A	6.200	03/01/34	1,459,664
1,815	Plano, IL Spl Svc Area No 6 Spl Tax Lakewood Springs Club Proj	5.800	03/01/37	951,604
1,370	Quad Cities Reg Econ Dev Auth IL Multi-Family Hsg Heritage Woods Moline Slf Proj (AMT)	6.000	12/01/41	903,899
2,095	Regional Tran Auth IL, Ser B (AMBAC Insd)	8.000	06/01/17	2,720,651
900	Sterling, IL Rev Hoosier Care Proj, Ser A (a)	7.125	06/01/34	725,616
4,000	Upper IL Riv Vy Dev Auth Multi-Family Hsg Rev Living Springs Mchenry Slf Proj (AMT)	6.100	12/01/41	2,768,200
1,921	Volo Vlg, IL Spl Svc Area No 3 Symphony Meadows Proj, Ser 1	6.000	03/01/36	1,142,822
3,135	Wheeling, IL Tax Increment Rev N Milwaukee/Lake Cook TIF Proj	6.000	01/01/25	2,509,003
2,500	Will-Kankakee Regl Dev Auth IL Multi-Family Hsg Rev Sr Estates Supportive Living (AMT)	7.000	12/01/42	1,908,075
1,405	Yorkville, IL Utd City Business Dist Rev Storm Wtr Impt Proj (a)	6.000	01/01/26	623,946

Van Kampen Strategic Municipal Income Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Illinois (continued)
$385	Yorkville, IL Utd City Business Dist Rev Storm Wtr Impt Proj (a)	6.000%	01/01/27	$168,164
5,597	Yorkville, IL Utd City Spl Svc Area Spl Tax No 2004-107 Raintree Vlg IL Proj	6.250	03/01/35	4,213,030
1,550	Yorkville, IL Utd City Spl Svc Area Spl Tax No 2006-113 Cannonball/Beecher	5.750	03/01/28	860,653
1,891	Yorkville, IL Utd City Spl Svc Area Spl Tax No 4 104 MPI Grade Res Proj	6.375	03/01/34	1,198,724

				97,911,437

	Indiana 1.2%
1,805	Indiana Hlth Fac Fin Auth Rev Hoosier Care Proj, Ser A (a)	7.125	06/01/34	1,455,263
5,500	Indiana Hlth Fac Hosp Rev Cmnty Fndtn Northwest IN, Ser A	6.000	03/01/34	4,725,930
1,759	Portage, IN Spl Impt Dist Rev Marina Shores Proj (a)	6.375	03/01/35	970,071
2,000	Vigo Cnty, IN Hosp Auth Rev Union Hosp Inc (e)	5.750	09/01/42	1,405,840
4,000	Vigo Cnty, IN Hosp Auth Rev Union Hosp Inc (e)	5.700	09/01/37	2,848,520
500	Vigo Cnty, IN Hosp Auth Rev Union Hosp Inc (e)	5.800	09/01/47	348,755

				11,754,379

	Iowa 1.6%
600	Altoona, IA Urban Renewal Tax Increment Rev Annual Appropriation	6.000	06/01/28	588,012

Van Kampen Strategic Municipal Income Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Iowa (continued)
$1,500	Altoona, IA Urban Renewal Tax Increment Rev Annual Appropriation	6.000%	06/01/39	$1,381,260
1,650	Altoona, IA Urban Renewal Tax Increment Rev Annual Appropriation	6.000	06/01/43	1,502,457
3,635	Des Moines Iowa Multi-family Hsg Rev Rfdg Luther Pk Apts Inc, Ser A (Acquired 04/05/07, Cost $3,635,000) (b)	5.300	12/01/36	2,347,665
2,000	Estherville, IA Hosp Rev Avera Holy Family Proj	6.250	07/01/26	2,032,020
355	Evansdale, IA Hlthcare Westn Home Proj	6.000	11/01/26	260,975
3,205	Evansdale, IA Hlthcare Westn Home Proj, Ser A	6.000	11/01/26	2,356,124
350	Iowa Fin Auth Sr Hsg Rev Rfdg Bethany Life Cmnty Proj A	5.450	11/01/26	247,306
1,000	Iowa Fin Auth Sr Hsg Rev Rfdg Bethany Life Cmnty Proj A	5.550	11/01/41	633,460
1,900	Iowa Fin Auth Sr Living Fac Rev Deerfield Ret Cmnty Inc, Ser A	5.500	11/15/37	1,035,690
2,300	Jefferson Cnty, IA Hosp Rev Jefferson Cnty Hosp Proj, Ser C	5.950	08/01/37	1,566,484
1,000	Polk Cnty, IA Hlthcare Fac Rev Luther Pk Hlth Ctr Inc Proj	6.150	10/01/36	702,000
2,000	Pottawattamie Cnty Iowa Rev Rfdg Christian Homes Inc, Ser E	5.750	05/15/31	1,393,640

				16,047,093

Van Kampen Strategic Municipal Income Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Kansas 0.3%
$1,000	Olathe, KS Sr Living Fac Rev Catholic Care Campus Inc, Ser A	6.000%	11/15/38	$713,770
1,500	Overland Pk, KS Dev Corp Rev First Tier Overland Pk, Ser A (Prerefunded @ 1/01/11)	7.375	01/01/32	1,653,345
1,570	Overland Pk, KS Trans Dev Dist Spl Assmt Grass Creek Proj	5.125	09/01/28	1,009,573

				3,376,688

	Louisiana 1.4%
3,541	Lakeshore Vlg Master Cmnty Dev Dist LA Spl Assmt	5.250	07/01/17	2,753,198
5,850	Louisiana Pub Fac Auth Hosp Rev Rfdg Lake Charles Mem Hosp (e)	6.375	12/01/34	4,268,921
1,500	Louisiana Pub Fac Auth Rev Progressive Hlthcare (a)	6.375	10/01/20	1,222,410
1,000	Louisiana Pub Fac Auth Rev Progressive Hlthcare (a)	6.375	10/01/28	731,930
2,439	Louisiana St Univ & Agric & Mechanical College Univ Rev Master Agreement (Acquired 11/30/98, Cost $2,438,782) (a)(b)	5.750	10/30/18	2,090,329
3,525	Saint John Baptist Parish LA Rev Marathon Oil Corp, Ser A	5.125	06/01/37	2,981,692

				14,048,480

	Maryland 2.1%
3,000	Baltimore, MD Spl Oblig Spc Oblig, Ser A	7.000	09/01/38	2,332,890
4,700	Brunswick, MD Spl Oblg Brunswick Crossing Spl Taxing	5.500	07/01/36	2,732,486

Van Kampen Strategic Municipal Income Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Maryland (continued)
$4,000	Frederick Cnty, MD Spl Oblig Urbana Cmnty Dev Auth, Ser A	5.950%	07/01/30	$2,802,000
939	Frederick Cnty, MD Spl Oblig Urbana Cmnty Dev Auth, Ser B	6.250	07/01/30	670,371
1,110	Maryland St Econ Dev Corp MD Golf Course Sys (Prerefunded @ 6/01/11)	8.250	06/01/28	1,257,397
1,500	Maryland St Econ Dev Corp Sr Lien Proj Chesapeake Bay, Ser B	5.250	12/01/31	803,325
1,155	Maryland St Hlth & Higher Ed Fac Auth Rev King Farm Presbyterian Cmnty A	5.250	01/01/27	739,027
1,750	Maryland St Hlth & Higher Ed Fac Auth Rev King Farm Presbyterian Cmnty A	5.300	01/01/37	1,026,147
5,255	Maryland St Hlth & Higher Ed Fac Auth Rev Washington Cnty Hosp	6.000	01/01/43	4,591,241
1,500	Maryland St Hlth & Higher Edl Fac Auth Rev Washington Christian Academy	5.500	07/01/38	753,105
3,000	Montgomery Cnty, MD Econ Dev Editorial Proj In Ed, Ser A (Acquired 09/28/98, Cost $3,000,000) (a)(b)	6.400	09/01/28	1,888,470
1,000	Westminster, MD Econ Dev Carroll Lutheran Vlg, Ser A	6.000	05/01/24	766,590
1,250	Westminster, MD Econ Dev Carroll Lutheran Vlg, Ser A	6.250	05/01/34	917,025

				21,280,074

Van Kampen Strategic Municipal Income Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Massachusetts 1.4%
$1,000	Massachusetts St Dev Fin Agy Briarwood, Ser B (Prerefunded @ 12/01/10)	8.000%	12/01/22	$1,111,010
250	Massachusetts St Dev Fin Agy Rev Evergreen Ctr Inc	5.000	01/01/24	187,620
500	Massachusetts St Dev Fin Agy Rev Evergreen Ctr Inc	5.500	01/01/35	357,180
1,770	Massachusetts St Dev Fin Agy Rev Hillcrest Ed Ctr Inc (a)	6.375	07/01/29	1,357,838
2,770	Massachusetts St Dev Fin Agy Rev Hlthcare Fac Alliance, Ser A	7.100	07/01/32	2,154,340
1,000	Massachusetts St Dev Fin Agy Rev MCHSP Human Svc Providers, Ser A (Prerefunded @ 7/01/10)	8.000	07/01/20	1,081,530
3,440	Massachusetts St Dev Fin Agy Rev New England Ctr for Children	6.000	11/01/19	2,863,009
4,875	Massachusetts St Dev Fin Agy Rev Rfdg First Mtg Reeds Accd Invt (a)(f)	5.750	10/01/31	680,062
780	Massachusetts St Hlth & Ed Fac Auth Rev Nichols College Issue, Ser C	6.000	10/01/17	704,184
1,000	Massachusetts St Hlth & Ed Fac Auth Rev Northn Berkshire Hlth, Ser B	6.250	07/01/24	778,400
415	Massachusetts St Indl Fin Agy Rev First Mtg GF/Pilgrim Inc Proj	6.500	10/01/15	390,486

Van Kampen Strategic Municipal Income Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Massachusetts (continued)
$2,000	Massachusetts St Indl Fin Agy Rev First Mtg GF/Pilgrim Inc Proj	6.750%	10/01/28	$1,524,060
800	Massachusetts St Indl Fin Agy Rev Swr Fac Res Ctl Composting (AMT) (Acquired 08/10/89, Cost $800,000) (a)(b)	9.250	06/01/10	810,408

				14,000,127

	Michigan 2.1%
2,500	Chelsea, MI Econ Dev Corp Rev Utd Methodist Retirement Rfdg	5.400	11/15/27	2,029,850
1,700	Dearborn, MI Econ Dev Corp Rev Rfdg Ltd Oblig Henry Ford Vlg	7.000	11/15/28	1,430,686
1,800	Dearborn, MI Econ Dev Corp Rev Rfdg Ltd Oblig Henry Ford Vlg	7.125	11/15/43	1,448,424
2,005	East Lansing MI Econ Dev Corp Ltd Oblig Rev First Mtg Burcham Hills B1	5.250	07/01/37	1,216,173
1,000	Gaylord, MI Hosp Fin Auth Ltd Oblig Rev Otsego Mem Hosp Rfdg	6.500	01/01/31	784,830
1,040	Kent Hosp Fin Auth MI Rev Metro Hosp Proj, Ser A	6.250	07/01/40	785,990
2,000	Michigan St Hosp Fin Auth Rev Presbyterian Vlg Rfdg	5.500	11/15/35	1,327,900
1,500	Michigan St Hosp Fin Auth Rev Rfdg Presbyterian Vlg	5.250	11/15/25	1,071,495

Van Kampen Strategic Municipal Income Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Michigan (continued)
$3,600	Michigan St Strategic Fd Ltd Oblig Rev Adj Dow Chemical Rfdg, Ser B-2	6.250%	06/01/14	$3,628,656
3,060	Michigan St Strategic Fd Ltd Oblig Rev Detroit Edison Co Proj Rfdg, Ser A (Syncora Gtd) (AMT)	5.500	06/01/30	2,703,020
4,000	Michigan Tob Settlement Fin Auth Tob Settlement Asset Sr, Ser A	6.000	06/01/48	2,423,160
5,120	Wenonah Pk Ppty Inc Bay City Hotel Rev Bd (a)	7.500	04/01/33	2,501,837

				21,352,021

	Minnesota 5.4%
2,000	Aitkin, MN Hlth Fac Rev Riverwood Hlthcare Ctr Proj (Prerefunded @ 2/01/11)	7.750	02/01/31	2,219,200
2,175	Brooklyn Park, MN Lease Rev Prairie Seeds Academy Proj, Ser A	9.250	03/01/39	2,249,515
1,000	Cambridge, MN Hsg & Hlthcare Fac Rev Grandview West Proj, Ser B	6.000	10/01/33	746,820
1,780	Carlton, MN Hlth & Hsg Fac Inter Faith Social Svc Inc Proj (Prerefunded @ 4/01/10)	7.500	04/01/19	1,895,077
2,000	Carlton, MN Hlth & Hsg Fac Inter Faith Social Svc Inc Proj (Prerefunded @ 4/01/10)	7.750	04/01/29	2,143,760
2,700	Carlton, MN Hlthcare & Hsg Fac Rev Rfdg Inter Faith Care Ctr Proj	5.700	04/01/36	1,902,906

Van Kampen Strategic Municipal Income Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Minnesota (continued)
$1,500	Columbia Heights, MN Multi-Family & Hlthcare Fac Rev Rfdg Crest View Corp Proj A	5.700%	07/01/42	$1,044,225
1,000	Cuyuna, MN Sr Hsg Rev Crosby Sr Svcs Proj, Ser B	6.100	10/01/47	727,560
4,800	Dakota Cnty, MN Cmnty Dev Agy Multi-Family Hsg Rev Highview Hills Sr Hsg Proj, Ser A	7.000	08/01/45	4,005,888
435	Duluth, MN Econ Dev Auth Hlthcare Fac Rev Saint Luke’s Hosp	6.000	06/15/12	435,161
1,500	Duluth, MN Econ Dev Auth Hlthcare Fac Rev Saint Luke’s Hosp	7.250	06/15/32	1,326,990
2,000	Glencoe, MN Hlthcare Fac Rev (Prerefunded @ 4/01/11)	7.500	04/01/31	2,238,360
3,000	Minneapolis, MN Hsg & Hlthcare Fac Rev Rfdg Providence Proj, Ser A	5.750	10/01/37	2,127,390
1,400	Minneapolis, MN Student Hsg Rev Riverton Cmnty Hsg Proj, Ser A	5.600	08/01/26	1,094,730
3,100	Minneapolis, MN Student Hsg Rev Riverton Cmnty Hsg Proj, Ser A	5.700	08/01/40	2,210,052
1,000	Minneapolis, MN Tax Increment Rev Ivy Tower Proj	5.700	02/01/29	636,840
3,770	Moorhead, MN Sr Hsg Rev Sheyenne Crossing Proj	5.650	04/01/41	2,608,915

Van Kampen Strategic Municipal Income Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Minnesota (continued)
$2,150	New Ulm, MN Econ Dev Auth Hsg Fac Rev Rfdg HADC Ridgeway Proj, Ser A (GTY AGMT)	6.000%	06/01/41	$1,582,722
850	Northwest, MN Multi-Cnty Hsg & Redev Auth Govt Hsg Rev Pooled Hsg Prog Rfdg	5.250	07/01/26	591,863
2,340	Northwest, MN Multi-Cnty Hsg & Redev Auth Govt Hsg Rev Pooled Hsg Prog Rfdg	5.450	07/01/41	1,458,265
2,500	Northwest, MN Multi-Cnty Hsg & Redev Auth Govt Hsg Rev Pooled Hsg Prog Rfdg, Ser A	6.250	07/01/40	1,769,500
1,500	Oakdale, MN Rev Sr Hsg Oak Meadows Proj Rfdg	6.250	04/01/34	1,156,410
1,100	Pine City, MN Lease Rev Lakes Intl Language Academy, Ser A	6.250	05/01/35	823,042
1,425	Ramsey, MN Lease Rev Pact Charter Sch Proj, Ser A	6.750	12/01/33	1,146,598
1,500	Saint Cloud, MN Hsg & Redev Auth Sterling Heights Apt Proj (AMT) (a)	7.550	04/01/39	1,213,710
975	Saint Paul, MN Hsg & Redev Auth Higher Ground Academy Rfdg, Ser A	6.625	12/01/23	846,193
400	Saint Paul, MN Hsg & Redev Auth Hmong Academy Proj, Ser A	5.750	09/01/26	302,852
3,000	Saint Paul, MN Hsg & Redev Auth Hosp Rev Hlth East Proj	6.000	11/15/30	2,360,580

Van Kampen Strategic Municipal Income Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Minnesota (continued)
$2,185	Saint Paul, MN Hsg & Redev Auth Lease Rev Hope Cmnty Academy Proj	6.250%	12/01/33	$1,650,789
2,000	Saint Paul, MN Hsg & Redev Auth Lse Rev Hmong Academy Proj, Ser A	6.000	09/01/36	1,438,020
1,000	Saint Paul, MN Hsg & Redev Auth Rfdg Marian Ctr Proj A	5.300	11/01/30	684,410
3,990	Saint Paul, MN Hsg & Redev Auth Rfdg Marian Ctr Proj A	5.375	05/01/43	2,627,974
1,000	Saint Paul, MN Hsg & Redev Cmnty of Peace Academy Proj, Ser A (Prerefunded @ 12/01/10)	7.875	12/01/30	1,118,860
1,250	Saint Paul, MN Port Auth Lease Rev Hltheast Midway Campus 03, Ser A	5.875	05/01/30	975,763
700	Saint Paul, MN Port Auth Lease Rev Hltheast Midway Campus 03, Ser B	6.000	05/01/30	555,184
1,000	Vadnais Heights, MN Lease Rev Agric & Food Sciences, Ser A	6.375	12/01/24	786,780
1,000	Vadnais Heights, MN Lease Rev Agric & Food Sciences, Ser A	6.600	12/01/34	733,630
1,450	Winona, MN Hlthcare Winona Hlth, Ser A	6.000	07/01/34	1,308,248

				54,744,782

	Mississippi 0.3%
615	Mississippi Biss Fin Corp Rev Bldg, Ser 2004 (AMT)	7.250	07/01/34	477,006
1,790	Mississippi Home Corp Rev Grove Apts Proj, Ser 1 (AMT) (a)	6.250	04/01/37	1,209,450

Van Kampen Strategic Municipal Income Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Mississippi (continued)
$2,000	Mississippi Home Corp Rev Kirkwood Apts Proj (AMT) (a)	6.800%	11/01/37	$1,323,540

				3,009,996

	Missouri 3.2%
1,455	Branson Hills Infrastructure Fac Cmnty Impt Dist MO Spl, Ser A	5.500	04/01/22	1,149,101
1,500	Branson Hills Infrastructure Fac Cmnty Impt Dist MO Spl, Ser A	5.500	04/01/27	1,094,970
4,750	Branson, MO Regl Arpt Transn Dev Dist Arpt Rev, Ser B (AMT)	6.000	07/01/37	3,043,230
1,500	Carthage, MO Hosp Rev	5.875	04/01/30	1,069,230
8,500	Carthage, MO Hosp Rev	6.000	04/01/38	5,724,750
250	Cole Cnty, MO Indl Dev Auth Sr Living Fac Rev Lutheran Sr Svc Heisinger Proj	5.500	02/01/35	194,382
960	Fenton, MO Tax Increment Rev & Impt Gravois Bluffs Proj Rfdg (Prerefunded @ 10/01/11)	7.000	10/01/21	1,087,277
910	Fenton, MO Tax Increment Rev & Impt Gravois Bluffs Proj Rfdg (Prerefunded @ 10/01/12)	6.125	10/01/21	1,036,717
1,000	Ferguson, MO Tax Increment Rev Crossings at Halls Ferry Proj (a)	5.000	04/01/17	850,440
1,000	Kansas City, MO Indl Dev Auth First Mtg Bishop Spencer, Ser A	6.250	01/01/24	771,970

Van Kampen Strategic Municipal Income Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Missouri (continued)
$1,500	Kansas City, MO Indl Dev Auth First Mtg Bishop Spencer, Ser A	6.500%	01/01/35	$1,091,160
952	Kansas City, MO Indl Dev Auth Multi-Family Hsg Rev Brentwood Manor Apt Proj, Ser B (AMT) (a)	7.250	10/15/38	762,914
3,000	Kansas City, MO Indl Dev Plaza Lib Proj	5.900	03/01/24	2,392,020
1,665	Kansas City, MO Multi-Family Hsg Rev Northwoods Apts Proj, Ser A (AMT) (a)	6.450	05/01/40	1,222,776
2,220	Nevada, MO Hosp Rev Nevada Regl Med Ctr (Prerefunded @ 10/01/11)	6.750	10/01/22	2,521,276
2,550	Saint Joseph, MO Indl Dev Auth Hlthcare Rev Living Cmnty Saint Joseph Proj	7.000	08/15/32	2,150,696
1,270	Saint Louis Cnty, MO Indl Dev Auth Sr Living Fac Rev Saint Andrews Res for Srs, Ser A	6.375	12/01/30	990,829
1,630	Saint Louis Cnty, MO Indl Dev Auth Sr Living Fac Rev Saint Andrews Res for Srs, Ser A	6.375	12/01/41	1,174,741
4,615	Saline Cnty, MO Indl Dev Auth Hlth Fac Rev (Acquired 01/12/99, Cost $4,526,310) (b)	6.500	12/01/28	3,687,200

				32,015,679

	Montana 0.2%
1,000	Montana Fac Fin Auth Rev Sr Living Saint Johns Lutheran, Ser A	6.000	05/15/25	763,830

Van Kampen Strategic Municipal Income Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Montana (continued)
$2,000	Montana Fac Fin Auth Rev Sr Living Saint Johns Lutheran, Ser A	6.125%	05/15/36	$1,400,480

				2,164,310

	Nevada 1.1%
2,400	Director St NV Dept Business & Industry Las Vegas Monorail Proj Second Tier (a)(f)	7.375	01/01/40	120,000
3,600	Henderson, NV Loc Impt Dist No T 18 (a)	5.300	09/01/35	1,295,856
965	Las Vegas, NV Loc Impt Bds Spl Impt Dist No 607	6.000	06/01/19	718,858
2,700	Las Vegas, NV Redev Agy Tax Increment Rev, Ser A	8.000	06/15/30	2,839,779
5,425	Reno, NV Redev Agy Tax Alloc Sub Lien, Ser C	5.400	06/01/27	3,538,890
1,000	Sparks Nev Loc Impt Dists Ltd Oblig Dist No 3	6.500	09/01/20	831,210
2,000	Sparks Nev Loc Impt Dists Ltd Oblig Dist No 3	6.750	09/01/27	1,552,080

				10,896,673

	New Hampshire 0.3%
1,690	New Hampshire Hlth & Ed Fac Auth Rev Huntington at Nashua, Ser A	6.875	05/01/33	1,536,041
1,500	New Hampshire Hlth & Ed Fac Speare Mem Hosp	5.875	07/01/34	1,271,040

				2,807,081

	New Jersey 2.1%
1,110	New Jersey Econ Dev Auth Econ Dev Rev Kullman Assoc Proj, Ser A (AMT) (a)	6.125	06/01/18	849,028

Van Kampen Strategic Municipal Income Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New Jersey (continued)
$2,000	New Jersey Econ Dev Auth First Mtg Franciscan Oaks Proj	5.700%	10/01/17	$1,733,000
750	New Jersey Econ Dev Auth First Mtg Seashore Gardens Proj	5.300	11/01/26	537,075
900	New Jersey Econ Dev Auth First Mtg Seashore Gardens Proj	5.375	11/01/36	586,611
1,000	New Jersey Econ Dev Auth Retirement Cmnty Rev, Ser A (Prerefunded @ 11/15/10)	8.000	11/15/15	1,104,850
1,440	New Jersey Econ Dev Auth Retirement Cmnty Rev, Ser A (Prerefunded @ 11/15/10)	8.125	11/15/23	1,593,331
710	New Jersey Econ Dev Auth Rev First Mtg Lions Gate Proj A	5.750	01/01/25	583,975
1,230	New Jersey Econ Dev Auth Rev First Mtg Lions Gate Proj A	5.875	01/01/37	909,019
1,500	New Jersey Econ Dev Auth Rev Unrefunded Bal Sr Mtg Arbor, Ser A	6.000	05/15/28	1,100,655
900	New Jersey Econ Dev Auth Spl Fac Rev Contl Airl Inc Proj (AMT)	6.250	09/15/19	740,727
4,200	New Jersey Econ Dev Auth Spl Fac Rev Contl Airl Inc Proj (AMT)	6.250	09/15/29	3,156,090
3,000	New Jersey Econ Dev Auth Utd Methodist Homes NJ Oblig	5.750	07/01/29	2,239,560
455	New Jersey Hlthcare Fac Fin Auth Rev Raritan Bay Med Ctr Issue Rfdg (a)	7.250	07/01/14	430,530
3,390	New Jersey Hlthcare Fac Fin Auth Rev Saint Joseph’s Hlthcare Sys	6.625	07/01/38	2,849,092

Van Kampen Strategic Municipal Income Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New Jersey (continued)
$3,000	New Jersey Hlthcare Fac Fin Inst Inc Cherry Hill Proj	8.000%	07/01/27	$2,422,350

				20,835,893

	New Mexico 0.4%
1,505	Cabezon Pub Impt Dist NM Spl Leverage Rev	6.000	09/01/24	1,079,777
960	New Mexico Hsg Auth Region III Sr Brentwood Gardens Apt, Ser A (AMT) (a)	6.850	12/01/31	771,111
2,000	New Mexico St Hosp Equip Ln Council Hosp Rev Rehoboth Proj Rfdg, Ser A	5.250	08/15/26	1,306,780
750	Ventana West Pub Impt Dist NM	6.875	08/01/33	535,920

				3,693,588

	New York 5.0%
1,400	Brookhaven, NY Indl Dev Agy Sr Residential Hsg Rev Woodcrest Estates Fac, Ser A (AMT)	6.375	12/01/37	1,036,112
3,180	Dutchess Cnty, NY Indl Dev Agy Saint Francis Hosp Rfdg, Ser A	7.500	03/01/29	2,953,679
1,530	Monroe Cnty, NY Indl Dev Agy Woodland Vlg Proj (Prerefunded @ 11/15/10)	8.000	11/15/15	1,660,785
5,700	Nassau Cnty, NY Indl Dev Agy Continuing Care Retirement Amsterdam at Harborside, Ser A	6.700	01/01/43	4,347,561

Van Kampen Strategic Municipal Income Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New York (continued)
$14,780	New York City, Indl Dev Agy Rev Liberty 7 World Trade Ctr, Ser A	6.250%	03/01/15	$12,905,157
5,000	New York City Indl Dev Agy Rev Liberty 7 World Trade Ctr, Ser A	6.500	03/01/35	3,597,050
3,000	New York City, NY Indl Dev Agy Civic Fac Rev Polytechnic Univ Proj (ACA Insd)	5.250	11/01/37	2,357,970
2,500	New York St Energy Resh & Dev Reg Ribs (j)	11.210	04/01/20	2,535,525
6,000	New York St Environmental Fac Corp St Clean Wtr & Drinking, Ser A (c)	5.000	06/15/34	6,023,250
4,095	Port Auth NY & NJ Cons 144th (c)	5.000	10/01/35	4,109,517
985	Suffolk Cnty, NY Indl Dev Agy Civic Fac Rev Gurwin Jewish Phase II	6.700	05/01/39	742,286
1,380	Suffolk Cnty, NY Indl Dev Agy Cont Care Retirement Peconic Landing, Ser A	8.000	10/01/20	1,364,171
4,000	Suffolk Cnty, NY Indl Dev Agy Medford Hamlet Asstd Living Proj (AMT)	6.375	01/01/39	2,728,040
1,000	Syracuse, NY Indl Dev Agy Rev First Mtg Jewish Home, Ser A	7.375	03/01/31	854,020
2,315	Utica, NY Indl Dev Agy Civic Utica College Civic Fac	6.750	12/01/21	2,165,451
1,000	Westchester Cnty, NY Indl Dev Hebrew Hosp Sr Hsg Inc, Ser A (Prerefunded @ 7/01/10)	7.375	07/01/30	1,085,540

				50,466,114

Van Kampen Strategic Municipal Income Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	North Carolina 0.3%
$2,145	North Carolina Med Care Commn Hlthcare Fac Rev Pennybyrn at Maryfield, Ser A	6.125%	10/01/35	$1,524,923
2,895	North Carolina Med Care Commn Retirement Fac Rev First Mtg Vlg at Brookwood Rfdg	5.250	01/01/32	1,873,036

				3,397,959

	North Dakota 0.1%
1,820	Traill Cnty, ND Hlthcare Rev Hillsboro Med Ctr	5.500	05/01/42	1,122,885

	Ohio 4.3%
7,200	Adams Cnty Hosp Fac Impt Rev Adams Cnty Hosp Proj (a)	6.500	09/01/36	4,911,912
5,000	Athens Cnty, OH Hosp Fac Rev Impt O’Bleness Mem Rfdg, Ser A	7.125	11/15/33	4,040,950
5,830	Buckeye, OH Tob Settlement Fin Auth Asset Bkd Sr Turbo, Ser A-2	5.125	06/01/24	4,711,398
11,000	Buckeye, OH Tob Settlement Fin Auth Asset Bkd Sr Turbo, Ser A-2	5.875	06/01/30	7,817,040
8,900	Buckeye, OH Tob Settlement Fin Auth Asset Bkd Sr Turbo, Ser A-2	5.875	06/01/47	5,030,280
2,810	Cleveland-Cuyahoga Cnty, OH Spl Assmt/Tax Increment	7.000	12/01/18	2,696,869
2,000	Cuyahoga Cnty, OH Hlthcare & Indpt Living Fac Rev Eliza Jennings Sr Care, Ser A	6.000	05/15/37	1,345,660

Van Kampen Strategic Municipal Income Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Ohio (continued)
$1,000	Cuyahoga Cnty, OH Hlthcare Fac Franciscan Cnty OH Inc Proj, Ser C	6.250%	05/15/32	$738,530
1,760	Dayton, OH Spl Fac Rev Air Fght Cargo Day LLC Proj (AMT)	6.300	04/01/22	1,379,418
5,955	Franklin Cnty, OH Hlthcare Fac Rev Impt Lutheran Sr City Proj Rfdg	6.125	12/15/28	4,217,033
1,500	Lucas Cnty, OH Hlthcare & Impt Sunset Retirement Rfdg	6.500	08/15/20	1,506,330
4,340	Norwood, OH Tax Increment Rev Fin Cornerstone at Norwood (a)	6.200	12/01/31	2,873,948
2,000	Ohio St Higher Ed Fac Commn Rev Univ Hosp Hlth Sys-2009A	6.750	01/15/39	2,049,920

				43,319,288

	Oklahoma 0.6%
1,000	Citizen Potawatomi Nation, OK, Ser A	6.500	09/01/16	954,160
225	Langston, OK Econ Dev Langston Cmnty Dev Corp Proj, Ser A (h)	7.000	08/01/10	232,216
4,500	Oklahoma Cnty, OK Fin Auth Rev Retirement Fac Concordia, Ser A	6.000	11/15/38	3,204,810
1,065	Oklahoma Dev Fin Auth Rev Hillcrest Hlthcare Sys Rfdg, Ser A (Prerefunded @ 8/15/09)	5.750	08/15/12	1,082,636

Van Kampen Strategic Municipal Income Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Oklahoma (continued)
$1,000	Oklahoma Dev Fin Auth Rev Hillcrest Hlthcare Sys Rfdg, Ser A (Prerefunded @ 8/15/09)	5.750%	08/15/15	$1,016,560

				6,490,382

	Oregon 0.8%
2,145	Clatsop Care Ctr Hlth Dist OR Rev Sr Hsg (a)	6.875	08/01/28	1,712,182
1,500	Gilliam Cnty, OR Solid Waste Disp Rev Waste Mgmt Proj Conv (AMT) (d)	5.250	07/01/29	1,326,180
1,400	Multnomah Cnty, OR Hosp Fac Auth Rev Terwilliger Plaza Proj Rfdg (Acquired 05/21/04, Cost $1,367,632) (b)	6.500	12/01/29	1,145,130
4,668	Oregon St Hlth Hsg Ed & Cultural Fac Auth Saint Anthony Vlg Hsg, Ser A (AMT) (a)	7.250	06/01/28	3,951,459

				8,134,951

	Pennsylvania 5.0%
14,000	Allegheny Cnty, PA Hosp Dev Auth Rev Hlth Sys West PA, Ser A	5.375	11/15/40	8,353,100
1,500	Allegheny Cnty, PA Redev Auth Pittsburgh Mills Proj	5.600	07/01/23	1,149,285
1,500	Berks Cnty, PA Indl Dev Auth First Mtg Rev Rfdg One Douglassville Proj A (AMT)	6.125	11/01/34	1,078,395
1,250	Bucks Cnty, PA Indl Dev Auth Retirement Cmnty Fac Rev Ann’s Choice Inc, Ser A	6.250	01/01/35	932,562

Van Kampen Strategic Municipal Income Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Pennsylvania (continued)
$1,500	Bucks Cnty, PA Indl Dev Auth Retirement Cmnty Rev Ann’s Choice Inc Fac, Ser A	6.125%	01/01/25	$1,175,130
1,000	Bucks Cnty, PA Indl Dev Auth Rev First Mtg Hlthcare Fac Chandler	6.200	05/01/19	849,600
1,800	Bucks Cnty, PA Indl Dev Auth Rev First Mtg Hlthcare Fac Chandler	6.300	05/01/29	1,341,054
3,000	Dauphin Cnty, PA Gen Auth Rev Office & Pkg Riverfront Office	6.000	01/01/25	2,101,050
1,000	Fulton Cnty, PA Indl Dev Auth Hosp Rev Fulton Cnty Med Ctr Proj	5.875	07/01/31	705,740
1,900	Fulton Cnty, PA Indl Dev Auth Hosp Rev Fulton Cnty Med Ctr Proj	5.900	07/01/40	1,267,946
230	Harrisburg, PA Auth Univ Rev Harrisburg Univ of Science, Ser A	5.400	09/01/16	220,547
2,050	Harrisburg, PA Auth Univ Rev Harrisburg Univ of Science, Ser B	6.000	09/01/36	1,623,395
1,000	Lancaster Cnty, PA Hosp Auth Rev Hlth Ctr Saint Anne’s Home	6.625	04/01/28	802,980
1,200	Lehigh Cnty, PA Gen Purp Auth First Mtg Bible Fellowship Church (a)	7.625	11/01/21	1,154,952
3,585	Lehigh Cnty, PA Gen Purp Auth Rev Kidspeace Oblig Grp (a)	6.200	11/01/14	3,365,777

Van Kampen Strategic Municipal Income Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Pennsylvania (continued)
$5,500	Lehigh Cnty, PA Gen Purp Auth Rev Kidspeace Oblig Grp Rfdg (a)	6.000%	11/01/23	$3,069,220
925	Lehigh Cnty, PA Indl Dev Auth Hlth Fac Rev Lifepath Inc Proj	6.100	06/01/18	762,533
4,180	Montgomery Cnty, PA Higher Ed & Hlth Auth Rev Rfdg & Impt Montgomery	6.875	04/01/36	3,249,992
1,085	Montgomery Cnty, PA Indl Dev Auth Rev Mtg Whitemarsh Cont Care Proj	6.000	02/01/21	790,943
4,500	Montgomery Cnty, PA Indl Dev Auth Rev Mtg Whitemarsh Cont Care Proj	6.250	02/01/35	2,920,590
1,315	Northeastern, PA Hosp & Ed Auth Hlthcare Rev (a)	7.125	10/01/29	1,088,215
1,635	Northeastern, PA Hosp & Ed Auth Hlthcare Rev Oakwood Ter Proj (a)(e)	6.500	10/01/32	1,237,270
3,750	Pennsylvania Econ Dev Fin Auth Exempt Fac Rev Reliant Energy, Ser B (AMT)	6.750	12/01/36	3,551,588
3,000	Pennsylvania Econ Dev Fin Auth Reliant Energy Seward, Ser A (AMT)	6.750	12/01/36	2,818,500
980	Pennsylvania St Higher Ed Student Assn Inc Proj, Ser A	6.750	09/01/32	867,486
2,150	Philadelphia, PA Auth for Indl Dev Rev Coml Dev Rfdg (AMT)	7.750	12/01/17	1,856,246

Van Kampen Strategic Municipal Income Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Pennsylvania (continued)
$1,195	Philadelphia, PA Hosp & Higher Ed Fac Auth Rev Centralized Comp Human Svc, Ser A (a)	6.125%	01/01/13	$1,111,027
1,500	Westmoreland Cnty, PA Indl Dev Hlthcare Fac Redstone, Ser B (Prerefunded @ 11/15/10)	8.000	11/15/23	1,654,200

				51,099,323

	Rhode Island 0.4%
1,825	Rhode Island St Econ Dev Corp Rev Oblig Providence Pl	7.250	07/01/20	1,572,803
2,310	Tobacco Settlement Fin Corp RI Asset Bkd, Ser A	6.000	06/01/23	2,199,005

				3,771,808

	South Carolina 1.0%
2,465	Lancaster Cnty, SC Assmt Rev Edenmoor Impt Dist, Ser B (Acquired 05/19/06, Cost $2,465,000) (b)	5.750	12/01/37	1,248,720
1,675	Lancaster Cnty, SC Assmt Rev Sun City Carolina Lakes Impt	5.450	12/01/37	949,122
1,000	Myrtle Beach, SC Tax Increment Myrtle Beach Air Force Base, Ser A	5.250	11/01/26	636,290
1,250	Myrtle Beach, SC Tax Increment Myrtle Beach Air Force Base, Ser A	5.300	11/01/35	706,550
3,000	South Carolina Jobs Econ Dev Auth Econ Dev Rev Westminster Impt & Rfdg	5.375	11/15/30	2,008,230
800	South Carolina Jobs Econ Dev Auth Rev Woodlands at Furman Proj, Ser A	6.000	11/15/27	600,296

Van Kampen Strategic Municipal Income Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	South Carolina (continued)
$2,000	South Carolina Jobs Econ Dev Auth Rev Woodlands at Furman Proj, Ser A	6.000%	11/15/37	$1,388,680
2,800	South Carolina Jobs Econ Dev Auth Rev Woodlands at Furman Proj, Ser A	6.000	11/15/42	1,752,128
1,000	South Carolina Jobs Econ Dev Episcopal Home Still Proj, Ser A	6.000	05/15/17	865,440

				10,155,456

	South Dakota 0.2%
1,010	Keystone, SD Econ Dev Rev Wtr Quality Mgmt Corp A (Mun Govt Gtd.) (AMT)	6.000	12/15/18	802,172
1,750	Sioux Falls, SD Hlth Fac Rev Rfdg Dow Rummel Vlg Proj	5.000	11/15/33	1,076,565

				1,878,737

	Tennessee 1.7%
1,000	Johnson City, TN Hlth & Ed Fac Brd Hosp Rev First Mtg Mtn St Hlth Rfdg, Ser A (Prerefunded @ 7/01/12)	7.500	07/01/33	1,134,550
2,230	Memphis, TN Hlth Ed & Hsg Fac Brd Multi-Family Hsg Rev Hilldale Apts Proj (AMT)	6.700	11/01/37	1,619,560
1,750	Shelby Cnty, TN Hlth & Ed Germantown Vlg, Ser A	7.000	12/01/23	1,478,295
2,500	Shelby Cnty, TN Hlth & Ed Germantown Vlg, Ser A	7.250	12/01/34	2,091,250
1,000	Shelby Cnty, TN Hlth Ed & Hsg Fac Brd Rev Trezevant Manor Proj, Ser A	5.625	09/01/26	830,180

Van Kampen Strategic Municipal Income Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Tennessee (continued)
$2,000	Shelby Cnty, TN Hlth Ed & Hsg Fac Brd Rev Trezevant Manor Proj, Ser A	5.750%	09/01/37	$1,535,920
800	Shelby Cnty, TN Hlth Ed Hsg Vlg at Germantown	6.250	12/01/34	583,104
4,460	Sullivan Cnty, TN Hlth Ed & Hsg First Mtg Fac Brd Rev Inc Proj (a)	8.410	11/01/19	4,467,448
1,160	Trenton, TN Hlth & Ed Fac Brd Rev Inc Proj, Ser B (Acquired 06/08/89, Cost $1,160,000) (a)(b)(f)	10.000	11/01/20	11
3,385	Trenton, TN Hlth & Ed Fac Brd Rev RHA Trenton MR Inc Proj	9.250	04/01/39	3,381,683

				17,122,001

	Texas 7.1%
2,700	Abia Dev Corp TX Arpt Fac Rev Austin Belly Port Dev LLC Proj, Ser A (AMT)	6.500	10/01/23	2,135,106
2,000	Angelina & Neches Riv Auth TX Indl Dev Corp Environmental Aspen Pwr LLC Proj, Ser A (AMT)	6.500	11/01/29	1,178,720
1,000	Atlanta, TX Hosp Auth Fac Rev	6.700	08/01/19	924,790
2,035	Atlanta, TX Hosp Auth Fac Rev	6.750	08/01/29	1,630,299
985	Austin-Bergstorm Landhost Enterprises Inc TX Arpt Hotel Sr, Ser A (g)	6.750/5.063	04/01/27	673,937
930	Bexar Cnty, TX Hsg Fin Corp Multi-Family Hsg Rev Woodland Ridge Apt Proj, Ser A (AMT) (a)	7.000	01/01/39	734,412

Van Kampen Strategic Municipal Income Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Texas (continued)
$3,000	Brazos Riv TX Hbr Nav Dist Brazoria Cnty Environmental Dow Chemical Co Proj, Ser A-4 (AMT) (d)	5.950%	05/15/33	$2,568,450
1,825	Dallas Cnty, TX Flood Ctl Dist No 1 Cap Apprec Rfdg (Acquired 08/28/89, Cost $660,829) (b)	*	08/01/11	1,631,021
3,445	Dallas Cnty, TX Flood Ctl Dist No 1 Rfdg	7.250	04/01/32	3,440,625
2,500	Decatur, TX Hosp Auth Hosp Wise Regl Hlth Sys, Ser A	7.000	09/01/25	2,146,875
3,500	Decatur, TX Hosp Auth Hosp Wise Regl Hlth Sys, Ser A	7.125	09/01/34	2,923,795
1,500	Grand Prairie, TX Hsg Fin Corp Indpt Sr Living Ctr Rev (a)(g)	7.500/3.750	07/01/17	1,232,910
3,000	Grand Prairie, TX Hsg Fin Corp Indpt Sr Living Ctr Rev (a)(g)	7.750/3.100	01/01/34	2,095,710
4,200	HFDC Cent TX Inc Retirement Fac Rev Vlg at Gleannloch Farms, Ser A	5.500	02/15/37	2,780,064
1,420	Houston, TX Arpt Sys Rev Spl Fac Contl, Ser C (AMT)	5.700	07/15/29	981,007
420	Houston, TX Arpt Sys Rev Spl Fac Contl, Ser E (AMT)	6.750	07/01/21	357,651
4,185	Houston, TX Arpt Sys Rev Spl Fac Contl, Ser E (AMT)	6.750	07/01/29	3,392,528
1,000	Lubbock, TX Hlth Fac Dev Corp Rev Dev Rfdg First Mtg Carillon Proj A	6.500	07/01/26	775,420
5,000	Lubbock, TX Hlth Fac Dev Corp Rev Dev Rfdg First Mtg Carillon Proj A	6.625	07/01/36	3,751,250

Van Kampen Strategic Municipal Income Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Texas (continued)
$2,500	Lufkin, TX Hlth Fac Dev Corp Hlth Sys Rev Mem Hlth Sys East TX	5.500%	02/15/37	$1,781,525
3,000	Matagorda Cnty Tex Nav Dist No Ref-aep Tex Pj-a-rmkt 12/6/06 (AMBAC Insd) (d)	4.400	05/01/30	2,208,630
2,180	Meadow Parc Dev Inc TX Multi-Family Rev Hsg Meadow Parc Apt Proj	6.500	12/01/30	1,574,113
2,500	Metropolitan Hlth Fac Dev Corp TX Wilson N Jones Mem Hosp Proj	7.250	01/01/31	2,086,075
1,500	Midlothian, TX Dev Auth Tax Increment Contract Rev (Acquired 12/02/04, Cost $1,150,000) (b)	6.200	11/15/29	1,173,780
2,000	Midlothian, TX Dev Auth Tax Increment Contract Rev (Prerefunded @ 5/15/11)	7.875	11/15/26	2,279,980
700	Texas St Dept Hsg & Cmnty Affairs Home Mtg Rev (GNMA Collateralized) (AMT)	6.900	07/02/24	724,262
1,675	Texas St Pub Fin Auth Sch Excellence Ed Proj, Ser A (Acquired 12/02/04, Cost $1,654,197) (b)	7.000	12/01/34	1,333,333
1,500	Texas St Student Hsg Corp MSU Proj Midwestern St Univ (Prerefunded @ 9/01/12)	6.500	09/01/34	1,713,615
11,425	Texas Wtr Dev Brd Rev St Revolving Fd Sub Lien, Ser B (c)	5.000	07/15/28	11,759,981
5,000	Texas Wtr Dev Brd Rev St Revolving Fd Sub Lien, Ser B (c)	5.000	07/15/29	5,126,325

Van Kampen Strategic Municipal Income Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Texas (continued)
$2,950	Tomball, TX Hosp Auth Rev Hosp Tomball Regl Hosp	6.000%	07/01/29	$2,211,231
880	Wichita Cnty, TX Hlth Fac Rolling Meadows Fac Rfdg, Ser A	6.250	01/01/28	669,962
2,500	Woodhill Pub Fac Corp TX Hsg-Woodhill Apt Proj (a)	7.500	12/01/29	2,186,625

				72,184,007

	Utah 0.5%
1,000	Hildale, UT Elec Rev Gas Turbine Elec Fac Proj (a)(f)	7.800	09/01/15	230,000
585	Hildale, UT Elec Rev Gas Turbine Elec Fac Proj (a)(f)	7.800	09/01/25	134,550
1,165	Hildale, UT Elec Rev Gas Turbine Elec Fac Proj (a)(f)	8.000	09/01/20	267,950
3,000	Tooele Cnty, UT Hazardous Waste Treatment Rev Un Pac Proj, Ser A (AMT) (d)	5.700	11/01/26	2,857,920
2,235	Utah St Hsg Fin Agy Rev RHA Cmnty Svc Proj, Ser A (a)	6.875	07/01/27	1,764,845

				5,255,265

	Vermont 0.3%
2,750	Vermont Econ Dev Auth Mtg Rev Wake Robin Corp Proj, Ser A	5.375	05/01/36	1,871,402
1,000	Vermont Ed & Hlth Bldg Fin Agy Rev Bennington College Proj	6.625	10/01/29	1,014,520
215	Vermont Ed & Hlth Bldg Fin Agy Rev VT Council Dev Mental Hlth, Ser A	6.000	12/15/09	215,482

				3,101,404

Van Kampen Strategic Municipal Income Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Virginia 1.6%
$4,000	Albemarle Cnty, VA Indl Dev Auth Ed Fac Rev Covenant Sch Inc, Ser A	7.750%	07/15/32	$3,672,360
5,000	Celebrate, VA South Cmnty Dev Celebrate VA South Proj	6.250	03/01/37	3,213,150
2,500	Farms New Kent, VA Cmnty Dev, Ser B	5.450	03/01/36	1,415,250
2,500	Farms New Kent, VA Cmnty Dev, Ser C	5.800	03/01/36	1,465,675
1,000	New Port Cmnty Dev Auth VA Spl Assmt	5.500	09/01/26	579,620
2,500	New Port Cmnty Dev Auth VA Spl Assmt	5.600	09/01/36	1,290,775
4,000	Peninsula Ports Auth VA Rfdg Residential Care Fac Rev VA Baptist Homes, Ser C	5.400	12/01/33	2,685,360
1,500	Peninsula Town Ctr Cmnty Dev Auth VA Spl Oblig	6.350	09/01/28	1,148,370
4,000	Roanoke Cnty, VA Indl Dev Auth Glebe Inc, Ser A (a)(f)	6.300	07/01/35	829,600

				16,300,160

	Washington 3.0%
2,000	Kalispel Tribe Indians Priority Dist WA Rev	6.750	01/01/38	1,442,400
1,000	King Cnty, WA Pub Hosp Dist No 004 Snoqualmie Vly Hosp (a)	7.250	12/01/15	975,730
4,050	Port Seattle, WA Spl Fac Rev Northwest Airl Proj (AMT)	7.250	04/01/30	3,293,338
8,830	Tobacco Settlement Auth WA Tob Settlement Rev	6.625	06/01/32	7,588,414

Van Kampen Strategic Municipal Income Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Washington (continued)
$4,500	Washington St Hlth Care Fac Auth Rev Seattle Cancer Care Alliance	7.375%	03/01/38	$4,762,260
3,925	Washington St Hsg Fin Commn Nonprofit Rev Custodial Rcpts Wesley Homes, Ser A (Acquired 05/07/08, Cost $3,925,000) (b)	6.200	01/01/36	3,031,670
1,000	Washington St Hsg Fin Commn Nonprofit Rev Skyline at First Hill Proj, Ser A	5.625	01/01/27	714,800
4,000	Washington St Hsg Fin Commn Nonprofit Rev Skyline at First Hill Proj, Ser A	5.625	01/01/38	2,526,400
5,535	Washington St Purp, Ser E (c)	5.000	02/01/29	5,709,186

				30,044,198

	West Virginia 0.6%
1,500	West Virginia St Hosp Fin Auth Hosp Rev Thomas Hlth Sys	6.000	10/01/20	1,370,475
6,500	West Virginia St Hosp Fin Auth Hosp Rev Thomas Hlth Sys	6.500	10/01/38	5,129,865

				6,500,340

	Wisconsin 1.0%
800	Baldwin, WI Hosp Rev Mtg, Ser A	6.125	12/01/18	686,576
1,000	Baldwin, WI Hosp Rev Mtg, Ser A	6.375	12/01/28	758,420
1,685	Milwaukee, WI Rev Sr Air Cargo (AMT)	6.500	01/01/25	1,349,618
1,000	Waukesha, WI Redev Auth Hsg Rfdg Sr Kirkland Crossings Proj	5.500	07/01/31	767,180

Van Kampen Strategic Municipal Income Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Wisconsin (continued)
$1,500	Waukesha, WI Redev Auth Hsg Sr Kirkland Crossings Proj Rfdg	5.600%	07/01/41	$1,091,190
750	Wisconsin Hlth & Ed Fac Eastcastle Pl Inc Proj	6.000	12/01/24	602,805
1,000	Wisconsin St Hlth & Ed Fac Auth Rev Oakwood Vlg Proj, Ser A	7.625	08/15/30	1,004,530
1,000	Wisconsin St Hlth & Ed Fac Divine Savior Hlthcare, Ser C (Prerefunded @ 5/01/12)	7.500	05/01/32	1,159,140
2,000	Wisconsin St Hlth & Ed Fac Fort Hlthcare Inc Proj	6.100	05/01/34	1,744,880
1,500	Wisconsin St Hlth & Ed Fac Southwest Hlth Ctr, Ser A	6.125	04/01/24	1,249,650

				10,413,989

	Wyoming 0.4%
3,000	Sweetwater Cnty, WY Solid Waste Disp Rev FMC Corp Proj Rfdg (AMT)	5.600	12/01/35	2,431,500
1,500	Teton Cnty, WY Hosp Dist Hosp Saint Johns Med Ctr	6.750	12/01/27	1,266,855

				3,698,355

	Puerto Rico 0.0%
75	Puerto Rico Pub Bldgs Auth Rev Govt Fac, Ser I (Comwth Gtd) (Prerefunded @ 7/01/14)	5.250	07/01/33	84,361

Van Kampen Strategic Municipal Income Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	U.S. Virgin Islands 0.1%
$1,000	Virgin Islands Pub Fin Auth Refinery Fac Rev Sr Sec Hovensa Refinery (AMT)	5.875%	07/01/22	$936,950

Total Investments 105.3% (Cost $1,375,317,106)				1,064,258,844

Liability for Floating Rate Note Obligations Related to Securities Held (7.1%) (Cost ($72,450,000))
(72,450)	Notes with interest rates ranging from 0.25% to 0.68% at June 30, 2009 and contractual maturities of collateral ranging from 2024 to 2045 (i)			$(72,450,000)

Total Net Investments 98.2% (Cost $1,302,867,106)				991,808,844

Other Assets in Excess of Liabilities 1.8%				18,479,353

Net Assets 100.0%				$1,010,288,197

Percentages are calculated as a percentage of net assets.

*	Zero coupon bond

(a)	Security has been deemed illiquid.

(b)	Security is restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 3.72% of net assets.

(c)	Underlying security related to Inverse Floaters entered into by the Fund.

(d)	Variable Rate Coupon

(e)	144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(f)	Non-income producing security.

(g)	Interest is accruing at less than the stated coupon. Coupon is shown as stated coupon/actual coupon.

Van Kampen Strategic Municipal Income Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

(h)	Escrowed to Maturity

(i)	Floating rate notes. The interest rate shown reflects the rates in the effect at June 30, 2009.

(j)	Inverse Floating Rate
ACA – American Capital Access
AGL – Assured Guaranty Ltd.
AMBAC – AMBAC Indemnity Corp.
AMT – Alternative Minimum Tax
BHAC – Berkshire Hathaway Assurance Corp.
Comwth – Commonwealth of Puerto Rico
FSA – Financial Security Assurance Inc.
GNMA – Government National Mortgage Association
GTY AGMT – Guarantee Agreement
NATL – National Public Finance Guarantee Corp.
Syncora Gtd – Syncora Guarantee Inc.
Security Valuation Municipal bonds are valued by independent pricing services or dealers using the mean of the last reported bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.
Fair Value Measurements The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157), effective October 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1 —	quoted prices in active markets for identical investments
Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Van Kampen Strategic Municipal Income Fund
Portfolio of Investments ■ June 30, 2009 (Unaudited) continued

Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund’s investments carried at value.

	Level 1	Level 2	Level 3
Significant
Investment	Quoted	Other Significant	Unobservable
Type	Prices	Observable Inputs	Inputs	Total

Assets
Municipal Bonds
Issued by States of the United States and Political Subdivisions of the United States	$—	$1,064,258,844	$—	$1,064,258,844

Item 2. Controls and Procedures.
(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.
Item 3. Exhibits.
(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.
(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Van Kampen Tax Free Trust

By: /s/ Edward C. Wood III

Name: Edward C. Wood III
Title: Principal Executive Officer
Date: August 20, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Edward C. Wood III

Name: Edward C. Wood III
Title: Principal Executive Officer
Date: August 20, 2009

By: /s/ Stuart N. Schuldt

Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: August 20, 2009